MUNICIPAL OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
(FORMERLY, MUNICIPAL MONEY MARKET FUND, A PORTFOLIO OF
LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST)
INSTITUTIONAL SHARES (FORMERLY, CLASS A SHARES)

PROSPECTUS


The Institutional Shares (formerly, Class A Shares) of Municipal Obligations Fund (formerly, Municipal Money Market Fund) (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in a portfolio of short-term tax-exempt obligations issued by state and local governments and other tax-exempt securities to provide dividend income exempt from federal regular income tax consistent with stability of principal.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.


This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated May 30, 1996 (Revised November 15, 1996), with the Securities and Exchange Commission (the "SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov.).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated May 30, 1996

(Revised November 15, 1996)



TABLE OF CONTENTS
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SUMMARY OF FUND EXPENSES                                                       1
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FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SHARES                                                         2

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GENERAL INFORMATION                                                            3
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INVESTMENT INFORMATION                                                         3
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  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                       9

FUND INFORMATION                                                              10
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  Management of the Fund                                                      10
  Distribution of Institutional
     Shares                                                                   11
  Administration of the Fund                                                  11
  Expenses of the Fund and
     Institutional Shares                                                     12

NET ASSET VALUE                                                               12
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HOW TO PURCHASE SHARES                                                        12
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HOW TO REDEEM SHARES                                                          13
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ACCOUNT AND SHARE INFORMATION                                                 14
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TAX INFORMATION                                                               15
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  Federal Income Tax                                                          15
  State and Local Taxes                                                       16

OTHER CLASSES OF SHARES                                                       16
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PERFORMANCE INFORMATION                                                       16
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ADDRESSES                                                      Inside Back Cover
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SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------



                              INSTITUTIONAL SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).............................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable).............................................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)........................................       None
Exchange Fee..............................................................................................       None
                                              ANNUAL OPERATING EXPENSES
                                 (As a percentage of projected average net assets)*
Management Fee (after waiver) (1).........................................................................      0.00%
12b-1 Fee.................................................................................................       None
Total Other Expenses (after expense reimbursement)........................................................      0.18%
     Shareholder Services Fee (2)..............................................................      0.00%
Total Operating Expenses (3)..............................................................................      0.18%



(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.



(2) There is no present intention of paying or accruing the shareholder services fee during the fiscal year ending January 31, 1997 for Institutional Shares. If Institutional Shares were paying or accruing the shareholder services fee, Institutional Shares would pay up to 0.25% of its average daily net assets for the shareholder services fee. See "Fund Information."


(3) The operating expenses are estimated to be 0.42% absent the anticipated voluntary waiver of the management fee and the anticipated voluntary reimbursement of certain other operating expenses.

 * Total Institutional Shares operating expenses are estimated based on average expenses expected to be incurred during the period ending January 31, 1997. During the course of this period, expenses may be more or less than the average amount shown.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INSTITUTIONAL SHARES WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

EXAMPLE                                                                        1 YEAR     3 YEARS    5 YEARS   10 YEARS
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period.............     $2         $6         $10        $23


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE INSTITUTIONAL SHARES' FISCAL YEAR ENDING JANUARY 31, 1997.


MUNICIPAL OBLIGATIONS FUND
(FORMERLY, MUNICIPAL MONEY MARKET FUND)
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
(FORMERLY, CLASS A SHARES)


--------------------------------------------------------------------------------



The following financial highlights for the fiscal year ended January 31, 1996 are derived from the Fund's financial statements audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the Trust's Annual Report dated January 31, 1996. This information should be read in conjunction with the financial statements and notes thereto that also appear in the Trust's Annual Report.

                                                                                      YEAR       YEAR       PERIOD
                                                                                      ENDED      ENDED       ENDED
                                                                                     1/31/96    1/31/95    1/31/94*
NET ASSET VALUE, BEGINNING OF PERIOD                                                $    1.00  $    1.00   $    1.00
----------------------------------------------------------------------------------  ---------  ---------  -----------
  Net investment income (1)                                                            0.0396     0.0300      0.0243
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------
  Dividends from net investment income                                                (0.0396)   (0.0300)    (0.0243)
----------------------------------------------------------------------------------
  Distributions from net realized gains                                               (0.0000)**    --        --
----------------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL DISTRIBUTIONS                                                                   (0.0396)   (0.0300)    (0.0243)
----------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                      $    1.00  $    1.00   $    1.00
----------------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (2)                                                                         4.03%      3.04%       2.46%
----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------
  Net assets, end of period (in 000's)
                                                                                    $135,120
                                                                                                $93,595
                                                                                                          $350,975
----------------------------------------------------------------------------------
  Ratio of net investment income to average net assets                                   3.95%      2.86%       2.53%(3)
----------------------------------------------------------------------------------
  Ratio of operating expenses to average net assets (4)                                  0.18%      0.15%       0.13%(3)
----------------------------------------------------------------------------------



 * The Institutional Shares commenced operations on February 8, 1993.


 ** Amount represents less than $0.0001 per share.

(1) Net investment income per share before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for the Institutional Shares was $0.0384 and $0.0283, respectively, for the years ended January 31, 1996 and 1995 and $0.0201 for the period ended January 31, 1994 for the Municipal Obligations Fund.

(2) Total return represents aggregate total return for the periods indicated.

(3) Annualized.

(4) Annualized expense ratios before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for Institutional Shares were 0.30% and 0.31%, respectively, for the years ended January 31, 1996 and 1995 and 0.51% for the period ended January 31, 1994 for the Municipal Obligations Fund.


GENERAL INFORMATION


--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 25, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees ("the Trustees") has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in a portfolio of short-term tax-exempt obligations as described below. A minimum initial investment of $1,000,000 over a one-year period is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. This investment objective may be changed by the Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES


The Fund pursues its investment objective by investing substantially all of its assets in a portfolio of short-term tax-exempt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and tax-exempt securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively, "Municipal Obligations"). The Fund invests only in securities that have (or, pursuant to regulations adopted by the SEC, will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund. The Fund will not knowingly purchase securities the interest of which is subject to federal regular income tax. Except during temporary defensive periods, the Fund will invest substantially all, but in no event less than 80% of its net assets, in Municipal Obligations. The Fund also has the ability to enter into repurchase agreements. Certain securities held by the Fund may have remaining maturities in excess of stated limitations discussed below if securities provide for adjustments in their interest rates not less frequently than such time limitations. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval.

ACCEPTABLE INVESTMENTS. The Fund invests in securities rated by the "Requisite NRSROs." "Requisite NRSROs" means (a) any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. Currently, there are six NRSROs: Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies ("S&P"); Moody's Investors Service, Inc. ("Moody's"); Fitch Investors Services, Inc. ("Fitch"); Duff and Phelps, Inc.; IBCA Limited and its affiliate, IBCA, Inc.; and Thomson Bankwatch. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Statement of Additional Information.

The Fund will purchase Municipal Obligations that present minimal credit risk as determined by the adviser pursuant to guidelines approved by the Trustees. The Fund invests in "Eligible Securities" at the time of acquisition by the Fund. The term Eligible Securities includes securities rated by the Requisite NRSROs in one of the two highest short-term rating categories, securities of issuers that have received such rating with respect to other short-term debt securities and comparable unrated securities. The Fund may hold uninvested cash reserves pending investment or during temporary defensive periods, including when suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income.

REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price within one year from the date of acquisition ("repurchase agreements"). The Fund will not invest more than 10% of the value of its net assets in repurchase agreements with terms which exceed seven days. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Fund would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. The Fund may engage in reverse repurchase agreements provided that the amount of the reverse repurchase agreements and any other borrowings does not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings).


WHEN-ISSUED SECURITIES. The Fund may purchase securities on a "when issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.



ILLIQUID SECURITIES. The Fund will not knowingly invest more than 10% of the value of its total net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Fund may invest in obligations issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that it is purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors, like the Fund, through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities.



VARIABLE AND FLOATING RATE SECURITIES. The interest rates payable on certain securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods. Interest on a floating rate obligation is adjusted whenever there is a change in the market rate of interest on which the interest rate payable is based. Tax-exempt variable or floating rate obligations generally permit the holders of such obligations to demand payment of principal from the issuer or a third party at stated intervals. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation. The Fund will take demand or reset features into consideration in determining the average portfolio duration of the Fund and the effective maturity of individual securities. The failure of the issuer or a third party to honor its obligations under a demand or put feature might also require a tax-exempt variable or floating rate obligation to be treated as illiquid for purposes of the Fund's limitation on illiquid investments.


TAX-EXEMPT COMMERCIAL PAPER. The Fund may invest in tax-exempt commercial paper. Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general or specific revenues of municipalities or are re-financed with long-term debt. In some cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility arrangements offered by banks or other institutions. The Fund will invest only in tax-exempt commercial paper rated in the top two rating catergories by an NRSRO.


CREDIT ENHANCEMENT. Certain of the Fund's Eligible Securities may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.


MUNICIPAL OBLIGATIONS. Municipal Obligations include bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is, in the opinion of bond counsel, exempt from federal regular income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from the personal income taxes of any state or from the federal alternative minimum tax). In addition, Municipal Obligations include participation interests in such securities the interest on which is, in the opinion of bond counsel for the issuers or counsel selected by the adviser, exempt from regular federal income tax. The definition of Municipal Obligations includes other types of securities that currently exist or may be developed in the future and that are, or will be, in the opinion of counsel, as described above, exempt from federal regular income tax, provided that investing in such securities is consistent with the Fund's investment objective and policies.

The two principal classifications of Municipal Obligations which may be held by the Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities, or in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which may be held by the Fund and which are not payable from the unrestricted revenues of the issuer. While some private activity bonds are general obligation securities, the vast majority are revenue securities. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Each of the Municipal Obligations described below may take the form of either general obligation or revenue securities.

Municipal Obligations are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal Obligations also include industrial development bonds and private activity bonds, which are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. In addition, proceeds of certain industrial development bonds are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities.

The interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

MUNICIPAL LEASES, CERTIFICATES OF PARTICIPATION AND OTHER PARTICIPATION INTERESTS. The Fund may invest in municipal leases and certificates of participation in municipal leases. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal leases frequently involve special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment.

Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of the Fund's original investment.

Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The certificates are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements.

Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of the Fund's limitation on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by the Fund may be determined by the adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and certificates of participation, the adviser will consider a variety of factors including (a) the willingness of dealers to bid for the security, (b) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers, (c) the frequency of trades or quotes for the obligation, and
(d) the nature of marketplace trades. In addition, the adviser will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance of the property covered by the lease to the issuer and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund.


The Fund may also purchase participations in Municipal Obligations held by a commercial bank or other financial institution. Such participations provide the Fund with the right to a pro rata undivided interest in the underlying Municipal Obligations. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days notice, of all or any part of the Fund's participation interest in the underlying Municipal Obligation, plus accrued interest. These demand features will be taken into consideration in determining the effective maturity of such participations and the average portfolio duration of the Fund. The Fund will only invest in such participations if, in the opinion of bond counsel for the issuers or counsel selected by the adviser, the interest from such participations is exempt from regular federal income tax.

MUNICIPAL NOTES. Municipal Obligations purchased by the Fund may include fixed-rate notes or variable-rate demand notes. Such notes may not be rated by credit rating agencies, but unrated notes purchased by the Fund will be determined by the adviser to be of comparable quality at the time of purchase to rated instruments purchasable by the Fund. Where necessary to determine that a note is an Eligible Security or First Tier Eligible Security, the Fund will require the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by the Fund, the Fund may, upon notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding thirteen months, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of a variable rate demand note if the issuer were to default on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer losses to the extent of the default.

PRE-REFUNDED MUNICIPAL OBLIGATIONS. The Fund may invest in pre-refunded Municipal Obligations. The principal of and interest on pre-refunded Municipal Obligations are no longer paid from the original revenue source for the Municipal Obligations. Instead, the source of such payments is typically an escrow fund consisting of obligations issued or guaranteed by the U.S. Government. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded Municipal Obligations, but usually on terms more favorable to the issuer. Issuers of Municipal Obligations use this advance refunding technique to obtain more favorable terms with respect to Municipal Obligations which are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow, or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded Municipal Obligations. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded Municipal Obligations remain outstanding on their original terms until they mature or are redeemed by the issuer. The effective maturity of pre-refunded Municipal Obligations will be the redemption date if the issuer has assumed an obligation or indicated its intention to redeem such obligations on the redemption date. Pre-refunded Municipal Obligations are often purchased at a price which represents a premium over their face value.

TENDER OPTION BONDS. The Fund may purchase tender option bonds. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-

dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at or near par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons. Additionally, the above description of tender option bonds is meant only to provide an example of one possible structure of such obligations, and the Fund may purchase tender option bonds with different types of ownership, payment, credit and/or liquidity arrangements.

INVESTMENT LIMITATIONS

The Fund's investment objective and policies described above are not fundamental and may be changed by the Trustees without the approval of shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The Fund's investment limitations described below may not be changed without the affirmative vote of the holders of a majority of its outstanding shares. There can be no assurance that the Fund will achieve its investment objective. (A complete list of the investment limitations that cannot be changed without the approval of shareholders is contained in the Statement of Additional Information under "Investment Objective and Policies.")

The Fund may not:

1. Borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing.


2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. Government securities.


FUND INFORMATION


--------------------------------------------------------------------------------



MANAGEMENT OF THE FUND



BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.



INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.



     ADVISORY FEES.  The adviser receives an annual investment advisory fee
                    -
     equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES


Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain personal services for shareholders and to maintain shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.


Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

Currently, Institutional Shares are accruing no shareholder services fees.


SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

   MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
      0.15%                 on the first $250 million
     0.125%                 on the next $250 million
      0.10%                 on the next $250 million
     0.075%            on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.


Federated Services Company may choose voluntarily to waive a portion of its fee.



EXPENSES OF THE FUND AND INSTITUTIONAL SHARES



Holders of Institutional Shares pay their allocable portion of Trust and Fund expenses.



The Fund pays all of its own expense and its allocable share of Trust expenses. These expenses include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Trust and its shares; Trustees fees; meetings of Trustees and shareholders and proxy solicitations therefor; auditing, accounting and legal services; investment advisory and administrative services; custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; issuing, purchasing, repurchasing, and redeeming shares; reports to government agencies; preparing, printing and mailing documents to shareholders such as financial statements, prospectuses and proxies; taxes and commissions; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise. Certain expenses may be allocated to each class as deemed appropriate. At present, the only expenses allocated to any class are expenses under a Shareholder Services Agreement which relate to that class.



NET ASSET VALUE


--------------------------------------------------------------------------------



The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.



The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



HOW TO PURCHASE SHARES


--------------------------------------------------------------------------------



Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.



To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.



PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Municipal Obligations Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.


PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Municipal Obligations Fund--Institutional Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 Noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received after 12:00 Noon (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: Municipal Obligations Fund--Institutional Shares; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------
FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES
In the opinion of Houston, Houston & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers other classes. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Capital Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Neither Institutional Service Shares nor Institutional Capital Shares are distributed with a 12b-1 Plan, but both are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

ADDRESSES


--------------------------------------------------------------------------------

Municipal Obligations Fund
                    Institutional Shares                                   Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                    c/o Federated Services Company
                                                                           P.O. Box 8600
                                                                           Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder                                  P.O. Box 8600
                    Services Company                                       Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Auditors
                    Ernst & Young LLP                                      One Oxford Centre
                                                                           Pittsburgh, PA 15219
---------------------------------------------------------------------------------------------------------------------

                                        MUNICIPAL OBLIGATIONS
                                        FUND
                                        (FORMERLY, MUNICIPAL MONEY
                                        MARKET FUND)
                                        INSTITUTIONAL SHARES
                                        (FORMERLY, CLASS A SHARES)
                                        PROSPECTUS
                                        A Portfolio of Money Market
                                        Obligations Trust II (formerly, Lehman
                                        Brothers
                                        Institutional Funds Group Trust), an
                                        Open-End
                                        Management Investment Company



                                        Prospectus dated May 30, 1996
                                        (Revised November 15, 1996)




[LOGO OF FEDERATED INVESTORS]

       Federated Investors Tower
       Pittsburgh, PA 15222-3779

       Federated Securities Corp. is the distributor of the fund and a subsidiary of Federated Investors.
       Cusip 608912101
       G01881-05-IS (11/96)





MUNICIPAL OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
(FORMERLY, MUNICIPAL MONEY MARKET FUND, A PORTFOLIO OF
LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST)
INSTITUTIONAL SERVICE SHARES (FORMERLY, CLASS B SHARES)
PROSPECTUS


The Institutional Service Shares (formerly, Class B Shares) of Municipal
Obligations Fund (formerly, Municipal Money Market Fund) (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations
Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the
"Trust"), an open-end management investment company (a mutual fund). The Fund invests in a portfolio of short-term tax-exempt obligations issued by state and local governments and other tax-exempt securities to provide dividend income exempt from federal regular income tax consistent with stability of principal.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY
BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION,
THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE
SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND
ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE
NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated May 30, 1996
(Revised November 15, 1996), with the Securities and Exchange Commission (the
"SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling
1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov.).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.


Prospectus dated May 30, 1996
(Revised November 15, 1996)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

GENERAL INFORMATION                                                            2
------------------------------------------------------

INVESTMENT INFORMATION                                                         2
------------------------------------------------------

  Investment Objective                                                         2
  Investment Policies                                                          2
  Investment Limitations                                                       8

FUND INFORMATION                                                               9
------------------------------------------------------

  Management of the Fund                                                       9
  Distribution of Institutional
     Service Shares                                                           10
  Administration of the Fund                                                  10
  Expenses of the Fund and
     Institutional Service Shares                                             11

NET ASSET VALUE                                                               11
------------------------------------------------------

HOW TO PURCHASE SHARES                                                        11
------------------------------------------------------

HOW TO REDEEM SHARES                                                          12
------------------------------------------------------

ACCOUNT AND SHARE INFORMATION                                                 13
------------------------------------------------------

TAX INFORMATION                                                               14
------------------------------------------------------

  Federal Income Tax                                                          14
  State and Local Taxes                                                       15

OTHER CLASSES OF SHARES                                                       15
------------------------------------------------------

PERFORMANCE INFORMATION                                                       15
------------------------------------------------------

ADDRESSES                                                      Inside Back Cover
------------------------------------------------------




SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------


                          INSTITUTIONAL SERVICE SHARES
                        SHAREHOLDER TRANSACTION EXPENSES



Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).............................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable).............................................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)........................................       None
Exchange Fee..............................................................................................       None
                                              ANNUAL OPERATING EXPENSES
                                 (As a percentage of projected average net assets)*
Management Fee (after waiver)(1)..........................................................................      0.00%
12b-1 Fee.................................................................................................       None
Total Other Expenses (after expense reimbursement)........................................................      0.43%
     Shareholder Services Fee..................................................................      0.25%
Total Operating Expenses (2)..............................................................................      0.43%



(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.



(2) The operating expenses are estimated to be 0.67% absent the anticipated voluntary waivers of the management fee and the anticipated voluntary reimbursement of certain other operating expenses.



 * Total Institutional Service Shares operating expenses are estimated based on average expenses expected to be incurred during the period ending January 31, 1997. During the course of this period, expenses may be more or less than the average amount shown.



     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INSTITUTIONAL SERVICE SHARES WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

EXAMPLE                                                                        1 YEAR     3 YEARS    5 YEARS   10 YEARS
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period.............     $4         $14        $24        $54


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE INSTITUTIONAL SERVICE SHARES' FISCAL YEAR ENDING JANUARY 31, 1997.


GENERAL INFORMATION

--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 25, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in a portfolio of short-term tax-exempt obligations as described below. A minimum initial investment of $1,000,000 over a one-year period is required.



The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. This investment objective may be changed by the Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES


The Fund pursues its investment objective by investing substantially all of its assets in a portfolio of short-term tax-exempt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and tax-exempt securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively, "Municipal Obligations"). The Fund invests only in securities that have (or, pursuant to regulations adopted by the SEC, will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund. The Fund will not knowingly purchase securities the interest of which is subject to federal regular income tax. Except during temporary defensive periods, the Fund will invest substantially all, but in no event less than 80% of its net assets, in Municipal Obligations. The Fund also has the ability to enter into repurchase agreements. Certain securities held by the Fund may have remaining maturities in excess of stated limitations discussed below if securities provide for adjustments in their interest rates not less frequently than such time limitations. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the

Trustees without shareholder approval.

ACCEPTABLE INVESTMENTS. The Fund invests in securities rated by the "Requisite NRSROs." "Requisite NRSROs" means (a) any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. Currently, there are six NRSROs: Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies ("S&P"); Moody's Investors Service, Inc. ("Moody's"); Fitch Investors Services, Inc. ("Fitch"); Duff and Phelps, Inc.; IBCA Limited and its affiliate, IBCA, Inc.; and Thomson Bankwatch. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Statement of Additional Information.

The Fund will purchase Municipal Obligations that present minimal credit risk as determined by the adviser pursuant to guidelines approved by the Trustees. The Fund invests in "Eligible Securities" at the time of acquisition by the Fund. The term Eligible Securities includes securities rated by the Requisite NRSROs in one of the two highest short-term rating categories, securities of issuers that have received such rating with respect to other short-term debt securities and comparable unrated securities. The Fund may hold uninvested cash reserves pending investment or during temporary defensive periods, including when suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income.

REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price within one year from the date of acquisition ("repurchase agreements"). The Fund will not invest more than 10% of the value of its net assets in repurchase agreements with terms which exceed seven days. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Fund would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. The Fund may engage in reverse repurchase agreements provided that the amount of the reverse repurchase agreements and any other borrowings does not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings).


WHEN-ISSUED SECURITIES. The Fund may purchase securities on a "when issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.



ILLIQUID SECURITIES. The Fund will not knowingly invest more than 10% of the value of its total net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Fund may invest in obligations issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that it is purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors, like the Fund, through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities.


VARIABLE AND FLOATING RATE SECURITIES. The interest rates payable on certain securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods. Interest on a floating rate obligation is adjusted whenever there is a change in the market rate of interest on which the interest rate payable is based. Tax-exempt variable or floating rate obligations generally permit the holders of such obligations to demand payment of principal from the issuer or a third party at stated intervals. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation. The Fund will take demand or reset features into consideration in determining the average portfolio duration of the Fund and the effective maturity of individual securities. The failure of the issuer or a third party to honor its obligations under a demand or put feature might also require a tax-exempt variable or floating rate obligation to be treated as illiquid for purposes of the Fund's limitation on illiquid investments.


TAX-EXEMPT COMMERCIAL PAPER. The Fund may invest in tax-exempt commercial paper. Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general or specific revenues of municipalities or are re-financed with long-term debt. In some cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility arrangements offered by banks or other institutions. The Fund will invest only in tax-exempt commercial paper rated in the top two rating catergories by an NRSRO.


CREDIT ENHANCEMENT. Certain of the Fund's Eligible Securities may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.


MUNICIPAL OBLIGATIONS. Municipal Obligations include bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is, in the opinion of bond counsel, exempt from federal regular income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from the personal income taxes of any state or from the federal alternative minimum tax). In addition, Municipal Obligations include participation interests in such securities the interest on which is, in the opinion of bond counsel for the issuers or counsel selected by the adviser, exempt from regular federal income tax. The definition of Municipal Obligations includes other types of securities that currently exist or may be developed in the future and that are, or will be, in the opinion of counsel, as described above, exempt from federal regular income tax, provided that investing in such securities is consistent with the Fund's investment objective and policies.

The two principal classifications of Municipal Obligations which may be held by the Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities, or in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which may be held by the Fund and which are not payable from the unrestricted revenues of the issuer. While some private activity bonds are general obligation securities, the vast majority are revenue securities. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Each of the Municipal Obligations described below may take the form of either general obligation or revenue securities.

Municipal Obligations are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal Obligations also include industrial development bonds and private activity bonds, which are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. In addition, proceeds of certain industrial development bonds are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities. The interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

MUNICIPAL LEASES, CERTIFICATES OF PARTICIPATION AND OTHER PARTICIPATION INTERESTS. The Fund may invest in municipal leases and certificates of participation in municipal leases. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal leases frequently involve special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment.

Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of the Fund's original investment.

Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The certificates are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements.

Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of the Fund's limitation on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by the Fund may be determined by the adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and certificates of participation, the adviser will consider a variety of factors including (a) the willingness of dealers to bid for the security, (b) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers, (c) the frequency of trades or quotes for the obligation, and
(d) the nature of marketplace trades. In addition, the adviser will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance of the property covered by the lease to the issuer and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund.

The Fund may also purchase participations in Municipal Obligations held by a commercial bank or other financial institution. Such participations provide the Fund with the right to a pro rata undivided interest in the underlying Municipal Obligations. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days notice, of all or any part of the Fund's participation interest in the underlying Municipal Obligation, plus accrued interest. These demand features will be taken into consideration in determining the effective maturity of such participations and the average portfolio duration of the Fund. The Fund will only invest in such participations if, in the opinion of bond counsel for the issuers or counsel selected by the adviser, the interest from such participations is exempt from regular federal income tax.

MUNICIPAL NOTES. Municipal Obligations purchased by the Fund may include fixed-rate notes or variable-rate demand notes. Such notes may not be rated by credit rating agencies, but unrated notes purchased by the Fund will be determined by the adviser to be of comparable quality at the time of purchase to rated instruments purchasable by the Fund. Where necessary to determine that a note is an Eligible Security or First Tier Eligible Security, the Fund will require the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by the Fund, the Fund may, upon notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding thirteen months, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of a variable rate demand note if the issuer were to default on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer losses to the extent of the default.

PRE-REFUNDED MUNICIPAL OBLIGATIONS. The Fund may invest in pre-refunded Municipal Obligations. The principal of and interest on pre-refunded Municipal Obligations are no longer paid from the original revenue source for the Municipal Obligations. Instead, the source of such payments is typically an escrow fund consisting of obligations issued or guaranteed by the U.S. Government. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded Municipal Obligations, but usually on terms more favorable to the issuer. Issuers of Municipal Obligations use this advance refunding technique to obtain more favorable terms with respect to Municipal Obligations which are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow, or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded Municipal Obligations. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded Municipal Obligations remain outstanding on their original terms until they mature or are redeemed by the issuer. The effective maturity of pre-refunded Municipal Obligations will be the redemption date if the issuer has assumed an obligation or indicated its intention to redeem such obligations on the redemption date. Pre-refunded Municipal Obligations are often purchased at a price which represents a premium over their face value.

TENDER OPTION BONDS. The Fund may purchase tender option bonds. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at or near par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons. Additionally, the above description of tender option bonds is meant only to provide an example of one possible structure of such obligations, and the Fund may purchase tender option bonds with different types of ownership, payment, credit and/or liquidity arrangements.

INVESTMENT LIMITATIONS

The Fund's investment objective and policies described above are not fundamental and may be changed by the Trustees without the approval of shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The Fund's investment limitations described below may not be changed without the affirmative vote of the holders of a majority of its outstanding shares. There can be no assurance that the Fund will achieve its investment objective. (A complete list of the investment limitations that cannot be changed without the approval of shareholders is contained in the Statement of Additional Information under "Investment Objective and Policies.")

The Fund may not:

1. Borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing.


2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. Government securities.


FUND INFORMATION

--------------------------------------------------------------------------------


MANAGEMENT OF THE FUND



BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.



INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.



     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.



     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.



     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.



Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.



DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES



Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain personal services for shareholders and to maintain shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.



Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.



ADMINISTRATION OF THE FUND



ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

   MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
      0.15%                 on the first $250 million
     0.125%                 on the next $250 million
      0.10%                 on the next $250 million
     0.075%            on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.


Federated Services Company may choose voluntarily to waive a portion of its fee.



EXPENSES OF THE FUND AND INSTITUTIONAL SERVICE SHARES



Holders of Institutional Service Shares pay their allocable portion of Trust and Fund expenses.



The Fund pays all of its own expense and its allocable share of Trust expenses. These expenses include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Trust and its shares; Trustees fees; meetings of Trustees and shareholders and proxy solicitations therefor; auditing, accounting and legal services; investment advisory and administrative services; custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; issuing, purchasing, repurchasing, and redeeming shares; reports to government agencies; preparing, printing and mailing documents to shareholders such as financial statements, prospectuses and proxies; taxes and commissions; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise. Certain expenses may be allocated to each class as deemed appropriate. At present, the only expenses allocated to any class are expenses under a Shareholder Services Agreement which relate to that class.



NET ASSET VALUE

--------------------------------------------------------------------------------


The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.



The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



HOW TO PURCHASE SHARES

--------------------------------------------------------------------------------


Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.



To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.



PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Municipal Obligations Fund--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Municipal Obligations Fund--Institutional Service Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.



INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.



HOW TO REDEEM SHARES

--------------------------------------------------------------------------------


Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.



REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 Noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received after 12:00 Noon (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.



Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.



REDEEMING SHARES BY MAIL. Shares may be redeemed by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: Municipal Obligations Fund--Institutional Service Shares; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.



ACCOUNT AND SHARE INFORMATION

--------------------------------------------------------------------------------


DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.



CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.



CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.



ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.



VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.



Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.


TAX INFORMATION

--------------------------------------------------------------------------------


FEDERAL INCOME TAX



The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.



Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.



The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.



Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.



These tax consequences apply whether dividends are received in cash or as additional shares.



STATE AND LOCAL TAXES



In the opinion of Houston, Houston & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.



Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.



OTHER CLASSES OF SHARES

--------------------------------------------------------------------------------


The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Capital Shares are sold at net asset value primarily to , financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.



All classes are subject to certain of the same expenses.



Neither Institutional Shares nor Institutional Capital Shares are distributed with a 12b-1 Plan, but both are subject to shareholder services fees. Currently, Institutional Shares are accruing no shareholder services fees.



Expense differences between classes may affect the performance of each class.


To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.



PERFORMANCE INFORMATION

--------------------------------------------------------------------------------


From time to time, the Fund advertises its yield, effective yield, and total return. The performance figures will be calculated separately for each class of shares.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




ADDRESSES


--------------------------------------------------------------------------------

Municipal Obligations Fund
                    Institutional Service Shares                           Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                    c/o Federated Services Company
                                                                           P.O. Box 8600
                                                                           Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder                                  P.O. Box 8600
                    Services Company                                       Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Auditors
                    Ernst & Young LLP                                      One Oxford Centre
                                                                           Pittsburgh, PA 15219
---------------------------------------------------------------------------------------------------------------------




                                        MUNICIPAL OBLIGATIONS
                                        FUND
                                        (FORMERLY, MUNICIPAL MONEY
                                        MARKET FUND)
                                        INSTITUTIONAL SERVICE SHARES
                                        (FORMERLY, CLASS B SHARES)


                                        PROSPECTUS
                                        A Portfolio of Money Market
                                        Obligations Trust II (formerly, Lehman
                                        Brothers
                                        Institutional Funds Group Trust), an
                                        Open-End
                                        Management Investment Company



                                        Prospectus dated May 30, 1996
                                        (Revised November 15, 1996)






[LOGO OF FEDERATED INVESTORS]

       Federated Investors Tower
       Pittsburgh, PA 15222-3779

       Federated Securities Corp. is the distributor of the fund and a subsidiary of Federated Investors.


       Cusip 608912200
       G01881-06-SS (11/96)







MUNICIPAL OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
(FORMERLY, MUNICIPAL MONEY MARKET FUND, A PORTFOLIO OF
LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST)
INSTITUTIONAL CAPITAL SHARES (FORMERLY, CLASS E SHARES)

PROSPECTUS


The Institutional Capital Shares (formerly, Class E Shares) of Municipal Obligations Fund (formerly, Municipal Money Market Fund) (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in a portfolio of short-term tax-exempt obligations issued by state and local governments and other tax-exempt securities to provide dividend income exempt from federal regular income tax consistent with stability of principal.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.


This prospectus contains the information you should read and know before you invest in Institutional Capital Shares of the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated May 30, 1996 (Revised November 15, 1996), with the Securities and Exchange Commission (the "SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov.).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated May 30, 1996

(Revised November 15, 1996)



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

GENERAL INFORMATION                                                            2
------------------------------------------------------

INVESTMENT INFORMATION                                                         2
------------------------------------------------------

  Investment Objective                                                         2
  Investment Policies                                                         2]
  Investment Limitations                                                       8

FUND INFORMATION                                                               9
------------------------------------------------------

  Management of the Fund                                                       9
  Distribution of Institutional
     Capital Shares                                                           10
  Administration of the Fund                                                  10
  Expenses of the Fund and
     Institutional Capital Shares                                             11

NET ASSET VALUE                                                               11
------------------------------------------------------

HOW TO PURCHASE SHARES                                                        11
------------------------------------------------------

HOW TO REDEEM SHARES                                                          12
------------------------------------------------------

ACCOUNT AND SHARE INFORMATION                                                 13
------------------------------------------------------

TAX INFORMATION                                                               14
------------------------------------------------------

  Federal Income Tax                                                          14
  State and Local Taxes                                                       15

OTHER CLASSES OF SHARES                                                       15
------------------------------------------------------

PERFORMANCE INFORMATION                                                       15
------------------------------------------------------

ADDRESSES                                                      Inside Back Cover
------------------------------------------------------

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------


                          INSTITUTIONAL CAPITAL SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).............................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable).............................................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)........................................       None
Exchange Fee..............................................................................................       None
                                              ANNUAL OPERATING EXPENSES
                                 (As a percentage of projected average net assets)*
Management Fee (after waiver) (1).........................................................................      0.00%
12b-1 Fee.................................................................................................       None
Total Other Expenses (after expense reimbursement)........................................................      0.30%
     Shareholder Services Fee (after waiver) (2)...............................................      0.10%
Total Operating Expenses (3)..............................................................................      0.30%



(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.



(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%


(3) The operating expenses are estimated to be 0.69% absent the anticipated voluntary waiver of the management fee, the anticipated voluntary waiver of a portion of the shareholder services fee, and the anticipated voluntary reimbursement of certain other operating expenses.

 * Total Institutional Capital Shares operating expenses are estimated based on average expenses expected to be incurred during the period ending January 31, 1997. During the course of this period, expenses may be more or less than the average amount shown.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INSTITUTIONAL CAPITAL SHARES WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

EXAMPLE                                                                        1 YEAR     3 YEARS    5 YEARS   10 YEARS
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period.............     $3         $10        $17        $38


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE INSTITUTIONAL CAPITAL SHARES' FISCAL YEAR ENDING JANUARY 31, 1997.


GENERAL INFORMATION


--------------------------------------------------------------------------------



The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 25, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Capital Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in a portfolio of short-term tax-exempt obligations as described below. A minimum initial investment of $1,000,000 over a one-year period is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.
INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. This investment objective may be changed by the Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES


The Fund pursues its investment objective by investing substantially all of its assets in a portfolio of short-term tax-exempt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and tax-exempt securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively, "Municipal Obligations"). The Fund invests only in securities that have (or, pursuant to regulations adopted by the SEC, will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund. The Fund will not knowingly purchase securities the interest of which is subject to federal regular income tax. Except during temporary defensive periods, the Fund will invest substantially all, but in no event less than 80% of its net assets, in Municipal Obligations. The Fund also has the ability to enter into repurchase agreements. Certain securities held by the Fund may have remaining maturities in excess of stated limitations discussed below if securities provide for adjustments in their interest rates not less frequently than such time limitations. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the

Trustees without shareholder approval.

ACCEPTABLE INVESTMENTS. The Fund invests in securities rated by the "Requisite NRSROs." "Requisite NRSROs" means (a) any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. Currently, there are six NRSROs: Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies ("S&P"); Moody's Investors Service, Inc. ("Moody's"); Fitch Investors Services, Inc. ("Fitch"); Duff and Phelps, Inc.; IBCA Limited and its affiliate, IBCA, Inc.; and Thomson Bankwatch. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Statement of Additional Information.

The Fund will purchase Municipal Obligations that present minimal credit risk as determined by the adviser pursuant to guidelines approved by the Trustees. The Fund invests in "Eligible Securities" at the time of acquisition by the Fund. The term Eligible Securities includes securities rated by the Requisite NRSROs in one of the two highest short-term rating categories, securities of issuers that have received such rating with respect to other short-term debt securities and comparable unrated securities. The Fund may hold uninvested cash reserves pending investment or during temporary defensive periods, including when suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income.

REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price within one year from the date of acquisition ("repurchase agreements"). The Fund will not invest more than 10% of the value of its net assets in repurchase agreements with terms which exceed seven days. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Fund would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. The Fund may engage in reverse repurchase agreements provided that the amount of the reverse repurchase agreements and any other borrowings does not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings).


WHEN-ISSUED SECURITIES. The Fund may purchase securities on a "when issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.



ILLIQUID SECURITIES. The Fund will not knowingly invest more than 10% of the value of its total net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Fund may invest in obligations issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that it is purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors, like the Fund, through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities.


VARIABLE AND FLOATING RATE SECURITIES. The interest rates payable on certain securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods. Interest on a floating rate obligation is adjusted whenever there is a change in the market rate of interest on which the interest rate payable is based. Tax-exempt variable or floating rate obligations generally permit the holders of such obligations to demand payment of principal from the issuer or a third party at stated intervals. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation. The Fund will take demand or reset features into consideration in determining the average portfolio duration of the Fund and the effective maturity of individual securities. The failure of the issuer or a third party to honor its obligations under a demand or put feature might also require a tax-exempt variable or floating rate obligation to be treated as illiquid for purposes of the Fund's limitation on illiquid investments.


TAX-EXEMPT COMMERCIAL PAPER. The Fund may invest in tax-exempt commercial paper. Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general or specific revenues of municipalities or are re-financed with long-term debt. In some cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility arrangements offered by banks or other institutions. The Fund will invest only in tax-exempt commercial paper rated in the top two rating catergories by an NRSRO.


CREDIT ENHANCEMENT. Certain of the Fund's Eligible Securities may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.


MUNICIPAL OBLIGATIONS. Municipal Obligations include bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is, in the opinion of bond counsel, exempt from federal regular income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from the personal income taxes of any state or from the federal alternative minimum tax). In addition, Municipal Obligations include participation interests in such securities the interest on which is, in the opinion of bond counsel for the issuers or counsel selected by the adviser, exempt from regular federal income tax. The definition of Municipal Obligations includes other types of securities that currently exist or may be developed in the future and that are, or will be, in the opinion of counsel, as described above, exempt from federal regular income tax, provided that investing in such securities is consistent with the Fund's investment objective and policies.

The two principal classifications of Municipal Obligations which may be held by the Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities, or in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which may be held by the Fund and which are not payable from the unrestricted revenues of the issuer. While some private activity bonds are general obligation securities, the vast majority are revenue securities. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Each of the Municipal Obligations described below may take the form of either general obligation or revenue securities.

Municipal Obligations are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal Obligations also include industrial development bonds and private activity bonds, which are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. In addition, proceeds of certain industrial development bonds are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities. The interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

MUNICIPAL LEASES, CERTIFICATES OF PARTICIPATION AND OTHER PARTICIPATION INTERESTS. The Fund may invest in municipal leases and certificates of participation in municipal leases. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal leases frequently involve special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment.

Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of the Fund's original investment.

Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The certificates are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements.

Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of the Fund's limitation on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by the Fund may be determined by the adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and certificates of participation, the adviser will consider a variety of factors including (a) the willingness of dealers to bid for the security, (b) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers, (c) the frequency of trades or quotes for the obligation, and
(d) the nature of marketplace trades. In addition, the adviser will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance of the property covered by the lease to the issuer and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund.

The Fund may also purchase participations in Municipal Obligations held by a commercial bank or other financial institution. Such participations provide the Fund with the right to a pro rata undivided interest in the underlying Municipal Obligations. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days notice, of all or any part of the Fund's participation interest in the underlying Municipal Obligation, plus accrued interest. These demand features will be taken into consideration in determining the effective maturity of such participations and the average portfolio duration of the Fund. The Fund will only invest in such participations if, in the opinion of bond counsel for the issuers or counsel selected by the adviser, the interest from such participations is exempt from regular federal income tax.

MUNICIPAL NOTES. Municipal Obligations purchased by the Fund may include fixed-rate notes or variable-rate demand notes. Such notes may not be rated by credit rating agencies, but unrated notes purchased by the Fund will be determined by the adviser to be of comparable quality at the time of purchase to rated instruments purchasable by the Fund. Where necessary to determine that a note is an Eligible Security or First Tier Eligible Security, the Fund will require the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by the Fund, the Fund may, upon notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding thirteen months, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of a variable rate demand note if the issuer were to default on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer losses to the extent of the default.

PRE-REFUNDED MUNICIPAL OBLIGATIONS. The Fund may invest in pre-refunded Municipal Obligations. The principal of and interest on pre-refunded Municipal Obligations are no longer paid from the original revenue source for the Municipal Obligations. Instead, the source of such payments is typically an escrow fund consisting of obligations issued or guaranteed by the U.S. Government. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded Municipal Obligations, but usually on terms more favorable to the issuer. Issuers of Municipal Obligations use this advance refunding technique to obtain more favorable terms with respect to Municipal Obligations which are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow, or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded Municipal Obligations. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded Municipal Obligations remain outstanding on their original terms until they mature or are redeemed by the issuer. The effective maturity of pre-refunded Municipal Obligations will be the redemption date if the issuer has assumed an obligation or indicated its intention to redeem such obligations on the redemption date. Pre-refunded Municipal Obligations are often purchased at a price which represents a premium over their face value.

TENDER OPTION BONDS. The Fund may purchase tender option bonds. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at or near par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons. Additionally, the above description of tender option bonds is meant only to provide an example of one possible structure of such obligations, and the Fund may purchase tender option bonds with different types of ownership, payment, credit and/or liquidity arrangements.

INVESTMENT LIMITATIONS

The Fund's investment objective and policies described above are not fundamental and may be changed by the Trustees without the approval of shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The Fund's investment limitations described below may not be changed without the affirmative vote of the holders of a majority of its outstanding shares. There can be no assurance that the Fund will achieve its investment objective. (A complete list of the investment limitations that cannot be changed without the approval of shareholders is contained in the Statement of Additional Information under "Investment Objective and Policies.")

The Fund may not:

1. Borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing.


2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. Government securities.


FUND INFORMATION


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MANAGEMENT OF THE FUND



BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.



INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.



     ADVISORY FEES.  The adviser receives an annual investment advisory fee
                    -
     equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.



     ADVISER'S BACKGROUND.  Federated Management, a Delaware business trust,
                           -
     organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.



     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.



Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.



DISTRIBUTION OF INSTITUTIONAL CAPITAL SHARES



Federated Securities Corp. is the principal distributor for Institutional Capital Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Institutional Capital Shares, computed at an annual rate, to obtain personal services for shareholders and to maintain shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.


Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund 's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

   MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
      0.15%                 on the first $250 million
     0.125%                 on the next $250 million
      0.10%                 on the next $250 million
     0.075%            on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.


Federated Services Company may choose voluntarily to waive a portion of its fee.



EXPENSES OF THE FUND AND INSTITUTIONAL CAPITAL SHARES



Holders of Institutional Capital Shares pay their allocable portion of Trust and Fund expenses.



The Fund pays all of its own expense and its allocable share of Trust expenses. These expenses include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Trust and its shares; Trustees fees; meetings of Trustees and shareholders and proxy solicitations therefor; auditing, accounting and legal services; investment advisory and administrative services; custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; issuing, purchasing, repurchasing, and redeeming shares; reports to government agencies; preparing, printing and mailing documents to shareholders such as financial statements, prospectuses and proxies; taxes and commissions; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise. Certain expenses may be allocated to each class as deemed appropriate. At present, the only expenses allocated to any class are expenses under a Shareholder Services Agreement which relate to that class.



NET ASSET VALUE


--------------------------------------------------------------------------------



The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Capital Shares from the value of Fund assets attributable to Institutional Capital Shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.



The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



HOW TO PURCHASE SHARES


--------------------------------------------------------------------------------



Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.



To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.



PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Municipal Obligations Fund--Institutional Capital Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Municipal Obligations Fund--Institutional Capital Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.



INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.



HOW TO REDEEM SHARES


--------------------------------------------------------------------------------



Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.



REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 Noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received after 12:00 Noon (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.



Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.



REDEEMING SHARES BY MAIL. Shares may be redeemed by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: Municipal Obligations Fund--Institutional Capital Shares; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.



ACCOUNT AND SHARE INFORMATION


--------------------------------------------------------------------------------



DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.



CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.



CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.



ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.



VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.



Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.



TAX INFORMATION


--------------------------------------------------------------------------------



FEDERAL INCOME TAX



The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.



Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.



The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.



Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.



These tax consequences apply whether dividends are received in cash or as additional shares.



STATE AND LOCAL TAXES



In the opinion of Houston, Houston & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.



Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.



OTHER CLASSES OF SHARES


--------------------------------------------------------------------------------



The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.



All classes are subject to certain of the same expenses.



Neither Institutional Shares nor Institutional Service Shares are distributed with a 12b-1 Plan, but both are subject to shareholder services fees. Currently, Institutional Shares are accruing no shareholder services fees.



Expense differences between classes may affect the performance of each class.



To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.



PERFORMANCE INFORMATION


--------------------------------------------------------------------------------



From time to time, the Fund advertises its yield, effective yield, and total return. The performance figures will be calculated separately for each class of shares.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




ADDRESSES


--------------------------------------------------------------------------------


Municipal Obligations Fund
                    Institutional Capital Shares                           Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                    c/o Federated Services Company
                                                                           P.O. Box 8600
                                                                           Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder                                  P.O. Box 8600
                    Services Company                                       Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Auditors
                    Ernst & Young LLP                                      One Oxford Centre
                                                                           Pittsburgh, PA 15219
---------------------------------------------------------------------------------------------------------------------

                                        MUNICIPAL OBLIGATIONS
                                        FUND
                                        (FORMERLY, MUNICIPAL MONEY
                                        MARKET FUND)
                                        INSTITUTIONAL CAPITAL SHARES
                                        (FORMERLY, CLASS E SHARES)
                                        PROSPECTUS
                                        A Portfolio of Money Market
                                        Obligations Trust II (formerly, Lehman
                                        Brothers
                                        Institutional Funds Group Trust), an
                                        Open-End
                                        Management Investment Company



                                        Prospectus dated May 30, 1996
                                        (Revised November 15, 1996)





[LOGO OF FEDERATED INVESTORS]

       Federated Investors Tower
       Pittsburgh, PA 15222-3779

       Federated Securities Corp. is the distributor of the fund and a subsidiary of Federated Investors.




       Cusip 608912309
       G01881-09 (11/96)









                          MUNICIPAL OBLIGATIONS FUND
              (A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
            (FORMERLY, MUNICIPAL MONEY MARKET FUND, A PORTFOLIO OF
               LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST)
               INSTITUTIONAL SHARES (FORMERLY, CLASS A SHARES)
            INSTITUTIONAL SERVICE SHARES (FORMERLY, CLASS B SHARES)
           INSTITUTIONAL CAPITAL SHARES (FORMERLY, CLASS E SHARES)
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus(es) of Municipal Obligations Fund (formerly, Municipal Money
   Market Fund) (the ``Fund'), a portfolio of Money Market Obligations
   Trust II (formerly, Lehman Brothers Institutional Funds Group Trust)
   (the ``Trust') dated May 30, 1996 (Revised November 15, 1996). This
   Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                         Statement dated May 30, 1996
                         (Revised November 15, 1996)


FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA  15222-3779
Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 608912101
Cusip 608912200
Cusip 608912309
G01881-12 (11/96)




TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE TRUST       1

INVESTMENT OBJECTIVE AND POLICIES         1

 Portfolio Transactions                   1
 Additional Information on Portfolio
  Instruments                             1
 Credit Enhancement                       5
INVESTMENT LIMITATIONS                    5

 Regulatory Compliance                    6
MONEY MARKET OBLIGATIONS TRUST II MANAGEMENT
                                          6

 Share Ownership                         10
 Trustees Compensation                   10
 Trustee Liability                       11
INVESTMENT ADVISORY SERVICES             12

 Investment Adviser                      12
 Advisory Fees                           12
BROKERAGE TRANSACTIONS                   12

OTHER SERVICES                           13

 Fund Administration                     13
 Custodian and Portfolio Accountant      13
 Transfer Agent                          13
 Independent Auditors                    13
SHAREHOLDER SERVICES AGREEMENT           13



DETERMINING NET ASSET VALUE              13

REDEMPTION IN KIND                       14

MASSACHUSETTS PARTNERSHIP LAW            14

THE FUND'S TAX STATUS                    14

PERFORMANCE INFORMATION                  14

YIELD                                    14

EFFECTIVE YIELD                          15

TOTAL RETURN                             15

TAX-EQUIVALENT YIELD                     15

PERFORMANCE COMPARISONS                  17

 Economic and Market Information         17
ABOUT FEDERATED INVESTORS                17

FINANCIAL STATEMENTS                     18

APPENDIX                                 19




GENERAL INFORMATION ABOUT THE TRUST

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 25, 1992. On November 15, 1996, the name of the Trust was changed from `Lehman Brothers Institutional Funds
Group Trust''to ``Money Market Obligations Trust II'' and the name of the
Fund was changed from `Municipal Money Market Fund'' to ``Municipal
Obligations Fund.''
Shares of the Fund are offered in three classes, known as Institutional
Shares, Institutional Service Shares and Institutional Capital Shares
(individually and collectively referred to as `Shares,'' as the context may require). This Statement of Additional Information relates to the above-mentioned Shares of the Fund.
INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal.
Unless indicated otherwise, the investment objective and the policies described below may be changed by the Board of Trustees (`Trustees'') without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

PORTFOLIO TRANSACTIONS

Subject to the general control of the Trustees, the adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund. Purchases of portfolio securities are usually without brokerage commissions. In making portfolio investments, the adviser seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, the adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide the Trust with research advice or other services.

Transactions in the over-the-counter market are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere.
Investment decisions for the Fund are made independently from those for the Trust's other portfolios or of other investment company portfolios or accounts managed by the adviser. Such other portfolios may invest in the same securities as the Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other portfolios, transactions are averaged as to price, and available investments allocated as to amount, in a manner which the adviser believes to be equitable to each portfolio, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for the Fund. To the extent permitted by law, the adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other portfolios in order to obtain best execution.
The Fund may participate, if and when practicable, in bidding for the purchase of Municipal Obligations directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the adviser, in its sole discretion, believes such practice to be in the Fund's interest.

The Fund may seek profits through short-term trading. The Fund's annual portfolio turnover will be relatively high, but brokerage commissions are normally not paid on money market instruments. The Fund's portfolio turnover is not expected to have a material effect on its net income of the Fund. The Fund's portfolio turnover rate is expected to be zero for regulatory reporting purposes.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS
VARIABLE AND FLOATING RATE INSTRUMENT. Municipal Obligations purchased by the Fund may include variable and floating rate instruments, which provide for adjustment in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively. Variable and floating rate instruments are subject to the credit quality standards described in the Prospectus. In some cases the Fund may require that the obligation to pay the principal of the instrument be backed by a letter or line of credit or guarantee. Such instruments may carry stated maturities in excess of 397 days provided that the maturity-shortening provisions stated in Rule 2a-7 under the Investment Company Act of 1940 (the `1940
Act') are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases the Fund may be entitled to principal on demand and may be able to resell such notes in the dealer market.



Variable and floating rate demand instruments held by the Fund may have maturities of more than thirteen months provided (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months (397 days). Variable and floating rate notes that do not provide for payment within seven days may be deemed illiquid and subject to the 10% limitation on such investments.
In determining the Fund's average weighted portfolio maturity and whether a variable or floating rate demand instrument has a remaining maturity of thirteen months or less, each instrument will be deemed by the Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable or floating rate demand instrument is of comparable quality at the time of purchase to securities in which the Fund may invest, the adviser will follow guidelines adopted by the Trustees.
TENDER OPTION BONDS. The Fund may invest up to 10% of the value of its assets in tender option bonds. The Fund will not purchase tender option bonds unless (a) the demand feature applicable thereto is exercisable by the Fund within 13 months of the date of such purchase upon no more than 30 days' notice and thereafter is exercisable by the Fund no less frequently than annually upon no more than 30 days' notice and (b) at the time of such purchase, the adviser reasonable expects that (i) based upon its assessment of current and historical interest rate trends, the prevailing short-term tax-exempt rates will not exceed the stated interest rate on the underlying Municipal Obligations at the time of the next tender fee adjustment and (ii) the circumstances which might entitle the grantor of a tender option to terminate the tender option would not occur prior to the time of the next tender opportunity. At the time of each tender opportunity, the Fund will exercise the tender option with respect to any tender option bonds unless the adviser reasonably expects that (a) based upon its assessment of current and historical interest rate trends, the prevailing short-term tax-exempt rates will not exceed the stated interest rate on the underlying Municipal Obligations at the time of the next tender fee adjustment and (b) the circumstances which might entitle the grantor of a tender option to terminate the tender option would not occur prior to the time of the next tender opportunity. The Fund will exercise the tender feature with respect to tender option bonds, or otherwise dispose of their tender option bonds, prior to the time the tender option is scheduled to expire pursuant to the terms of the agreement under which the tender option is granted. The Fund otherwise will comply with the provisions of Rule 2a-7 under the 1940 Act in connection with the purchase of tender option bonds including, without limitation, the requisite determination by the Trustees that the tender option bonds in question meet the quality standards described in Rule 2a-
7. In the event of a default of the Municipal Obligation underlying a tender option bond or the termination of the tender option agreement, the Fund would look to the maturity date of the underlying security for purposes of compliance with Rule 2a-7 and, if its remaining maturity was greater than 13 months, the Fund would sell the security as soon as would be practicable. The Fund will purchase tender option bonds only when it is satisfied that (a) the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax-exempt status of the underlying Municipal Obligations and (b) the payment of any tender fees will not have the effect of creating taxable income for the Fund. Based on the tender option bond arrangement, the Fund expects to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.
WHEN-ISSUED SECURITIES. As stated in the Fund's Prospectus, the Fund may purchase Municipal Obligations on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield).
When the Fund agrees to purchase when-issued securities, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case, the Fund subsequently may be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets. When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective. The Fund reserves the right to sell the securities before the settlement date if it is deemed advisable.



STAND-BY COMMITMENTS. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase the Fund's option specified
Municipal Obligations at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by the Fund may also be referred to as "put" options.) Stand-by commitments may be exercisable by the Fund at any time before the maturity of the underlying
Municipal Obligations and may be sold, transferred or assigned only with the instruments involved. The Fund's right to exercise stand-by commitments will be unconditional and unqualified.
The amount payable to the Fund upon its exercise of a stand-by commitment will normally be (i) the Fund's acquisition cost of the Municipal
Obligations (excluding any accrued interest which the Fund paid on its acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.
The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Fund will not exceed 1/2 of 1% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired.
The Fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the opinion of the adviser, present minimal credit risks. The Fund's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.
The Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying Municipal
Obligations, which would continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.
PARTICIPATIONS. The Fund may purchase from financial institutions tax-exempt participation interests in Municipal Obligations. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total amount of the Municipal Obligation. These instruments may have floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Trustees has determined meets certain quality standards or the payment obligation otherwise will be collaterlized by obligations of the U.S. government and its agencies and instrumentalities ("U.S.
Government securities"). The Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the Fund's interest in the Municipal Obligations, plus accrued interest. The Fund will invest no more than 5% of its total assets in participation interests.



ILLIQUID SECURITIES. The Fund may not invest more than 10% of its total assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation.
The SEC has adopted Rule 144A under the Securities Act of 1933, as amended
(the "1933 Act") which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The adviser anticipates that the market for certain restricted securities such as institutional municipal securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL system sponsored by the National Association of Securities Dealers.
The adviser will monitor on an ongoing basis the liquidity of restricted securities under the supervision of the Trustees. In reaching liquidity decisions with respect to Rule 144A securities, the adviser will consider, inter alia, the following factors: (1) the unregistered nature of a Rule
144A security, (2) the frequency of trades and quotes for a Rule 144A security, (3) the number of dealers willing to purchase or sell the Rule
144A security and the number of other potential purchasers, (4) the dealer undertakings to make a market in the Rule 144A security, (5) the trading markets for the Rule 144 A security, and (6) the nature of the Rule 144A security and the nature of marketplace trades (including the time needed to dispose of the Rule 144A security, methods of soliciting offers, and mechanics of transfer).
The Appendix to this Statement of Additional Information contains a description of the relevant rating symbols used by nationally-recognized statistical rating organizations ("NRSROs") for Municipal Obligations that may be purchased by the Fund.
MUNICIPAL OBLIGATIONS. Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are or were issued by or on behalf of public authorities to finance various privately operated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income taxes are rendered by counsel to the issuers or by bond counsel to the respective issuing authorities at the time of issuance. Neither the Fund nor the adviser will review independently the underlying proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.
The Fund may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests, or other forms. A number of different structures have been used. For example, interests in long-term fixed rate Municipal
Obligations held by a bank or trustee or custodian are coupled with tender option, demand, and other features when tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments or both, on the underlying municipal securities held by the custodian. Under such arrangement, the holder of the custodial receipt has the option to tender the underlying municipal securities at its face value to the sponsor (usually a bank or broker-dealer or other financial institution), which is paid periodic fees equal to the difference between the bond's fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Fund may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Fund nor the adviser will review independently the underlying proceedings related to the creation of any tax-exempt derivatives or the bases for such opinions.
As described in the Fund's Prospectus, the two principal classifications of Municipal Obligations consist of "general obligation" and "revenue" issues, and the Fund's portfolio may include "moral obligation" issues, which are normally issued by special purposes authorities. There are, of course, variations in the quality of Municipal Obligations both within a particular classification and between classifications, and the yields on



Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue.
The ratings of NRSROs represent their opinions as the quality of Municipal
Obligations. It should be recognized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate, and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The adviser will consider such an event in determining whether the Fund should continue to hold the obligation.
An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.
Among other instruments, the Fund may purchase short-term General
Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue
Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes, and other forms of short-term loans. Such notes are issued with a short-



term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. In addition, the Fund may invest in other types of tax-exempt instruments such as municipal bonds, private activity bonds, and pollution control bonds, provided they have remaining maturities of 13 months or less at the time of purchase.
The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities, and authorities, and each multi-state agency of which a state is a member is a separate
"issuer" as that term is used in this Statement of Additional Information and the Fund's Prospectus. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer."

CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as being issued by the credit enhancer for diverification purposes. However, under certain circumstances applicable regulations may require the Fund to treat securities as having been issued by both the issuer and the credit enhancer.

INVESTMENT LIMITATIONS

The Fund's Prospectus summarizes certain investment limitations that may not be changed without the approval of the holders of a majority of the



Fund's outstanding shares. Investment limitations numbered 1 through 7 may not be changed without the approval of shareholders; investment limitations 8 through 13 may be changed by the Trustees without shareholder approval at any time.
The Fund may not:
1. Purchase securities of any one issuer if, as a result, more than 5% of the value of the Fund's assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation and provided that there is no limitation with respect to investments in U.S. Government securities.
2. Borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks or, subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge, or hypothecate its assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets.
Additional investments will not be made when borrowings exceed 5% of the Fund's assets.
3. Make loans, except that the Fund may (i) purchase or hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements for securities, (iii) lend portfolio securities, and (iv) subject to specific authorization by the SEC, lend money to other funds advised by the adviser or an affiliate of the adviser.
4. Act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under applicable securities laws in selling portfolio securities.
5. Purchase or sell real estate or real estate limited partnerships, provided that the Fund may purchase securities of issuers which invest in real estate or interests therein.
6. Purchase or sell commodities contracts, or invest in oil, gas or mineral exploration or development programs or in mineral leases.
7. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects, (unless the Fund is in a temporary defensive position);
provided  that  there is no limitation with respect to investments in U.S.
Government securities.
8. Knowingly invest more than 10% of the value of the Fund's assets in securities that may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations.
9. Purchase securities on margin, make short sales of securities, or maintain a short position.
10. Write or sell puts, calls, straddles, spreads, or combinations thereof.



11. Invest in securities if as a result the Fund would then have more than 15% of its total assets in securities of companies (including predecessors) with less than three years of continuous operation.
12. Purchase securities of other investment companies except as permitted under the 1940 Act or in connection with a merger, consolidation, acquisition, or reorganization.
13.  Invest in warrants.

In addition, without the approval of the holders of a majority of the Fund's outstanding shares, the Fund may not change its policy of investing at least 80% of its total assets (except during temporary defensive periods) in Municipal Obligations.


REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will also determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



MONEY MARKET OBLIGATIONS TRUST II MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust II, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated
Management, and Federated Research; Chairman and Director, Federated
Research Corp. and Federated Global Research Corp.; Chairman, Passport
Research, Ltd.; Chief Executive Officer and Director or Trustee of the
Funds. Mr. Donahue is the father of J. Christopher Donahue, President and
Trustee of the Trust.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior
Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee,
University of Pittsburgh; Director or Trustee of the Funds.



John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property
Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.





William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.;
formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.;
Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


J. Christopher Donahue*
Federated Investors Tower



Pittsburgh, PA
Birthdate:  April 11, 1949
President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated
Management, and Federated Research; President and Director, Federated
Research Corp. and Federated Global Research Corp.; President, Passport
Research, Ltd.; Trustee, Federated Shareholder Services Company, and
Federated Shareholder Services; Director, Federated Services Company;
President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Trustee of the
Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director,
University of Pittsburgh Medical Center - Downtown; Member, Board of



Directors, University of Pittsburgh Medical Center; formerly,
Hematologist, Oncologist, and Internist, Presbyterian and Montefiore
Hospitals; Director or Trustee of the Funds.



Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park
Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western
Region; Director or Trustee of the Funds.





Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts;
formerly, President, State Street Bank and Trust Company and State Street
Boston Corporation; Director or Trustee of the Funds.




Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare,
Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the
Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner,
Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee



Professor, International Politics; Management Consultant; Trustee,
Carnegie Endowment for International Peace, RAND Corporation, Online
Computer Library Center, Inc., National Defense University, U.S. Space
Foundation and Czech Management Center; President Emeritus, University of
Pittsburgh; Founding Chairman, National Advisory Council for Environmental
Policy and Technology, Federal Emergency Management Advisory Board and
Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's
Guild; Restaurant Consultant, Frick Art & History Center; Conference
Coordinator, University of Pittsburgh Art History Department; Director or
Trustee of the Funds.





Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President



Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice
President, Federated Advisers, Federated Management, Federated Research,
Federated Research Corp., Federated Global Research Corp. and Passport
Research, Ltd.; Executive Vice President and Director, Federated
Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors;
Trustee, Federated Advisers, Federated Management, and Federated Research;
Director, Federated Research Corp. and Federated Global Research Corp.;
Trustee, Federated Shareholder Services Company; Director, Federated
Services Company; President and Trustee, Federated Shareholder Services;
Director, Federated Securities Corp.; Executive Vice President and
Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President



Executive Vice President and Trustee, Federated Investors; Chairman and
Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies:
111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated
Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund,
Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series;
Edward Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate
U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.;
Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund,
Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA
Trust; Federated Government Income Securities, Inc.; Federated Government
Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust;
Federated Income Securities Trust; Federated Income Trust; Federated Index
Trust; Federated Institutional Trust; Federated Insurance Series;
Federated Master Trust; Federated Investment Portfolios; Federated
Investment Trust; Federated Municipal Opportunities Fund, Inc.; Federated
Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated
Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust;
Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-



Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government
Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated
U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government
Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority
Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate
Municipal Trust; International Series, Inc.; Investment Series Funds,
Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty
U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series
Trust; Money Market Management, Inc.; Money Market Obligations Trust;
Money Market Trust; Municipal Securities Income Trust; Newpoint Funds;
Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free
Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst
Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for
Government Cash Reserves; Trust for Short-Term U.S. Government Securities;
Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.
As of March 15, 1996, the following shareholders of record owned 5% or more of the outstanding Class A Shares of the Fund: Society Asset
Management, Inc., Cleveland, OH, owned approximately 18.78% shares held of record; Synopsys Inc., Mountian View, CA, owned approximately 15.00% shares held of record; Van Kampen Merritt Investment Advisory Corp.,
Boston, MA, owned approximately 13.49% shares held of record; Deposit
Guaranty National Bank, Jackson, MS, owned approximately 7.33% shares held of record; Employers Reinsurance Corporation, Overland Park, KS, owned approximately 6.97% shares held of record; Publix Supermarket, Lakeland,



FL, owned approximately 6.69% shares held of record; The Gap, Inc., San
Bruno, CA, owned approximately 6.41% shares held of record; and Oracle
Corporation, Redwood Shore, CA, owned approximately 5.22% shares held of record.
As of March 15, 1996, no following shareholder of record owned 5% or more of the outstanding Class B Shares of the Fund.
As of March 15, 1996, no following shareholder of record owned 5% or more of the outstanding Class E Shares of the Fund.
TRUSTEES COMPENSATION

BOARD OF TRUSTEES - LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                  TOTAL COMPENSATION PAID
TRUST               TRUST                 FROM FUND COMPLEX *


James A. Carbone,        $0        $0 for the Trust and
Co-Chairman and Trustee            Fund Complex(2)
Andrew Gordon,           $0        $0 for the Trust and
Co-Chariman, Trustee and President        Fund Complex(2)
Charles Barber,          $25,000   $25,000 for the Trust and
Trustee                            Fund Complex(1)
Burt N. Dorsett,         $25,000   $52,500 for the Trust and
Trustee                            Fund Complex(2)
Edward J. Kaier,         $25,000   $25,000 for the Trust and
Trustee                            Fund Complex(1)
S. Donald Wiley,         $25,000   $25,000 for the Trust and



Trustee                            Fund Complex(1)


* Represents the total compensation paid to such persons by all investment companies (including the Trust) from which such person received compensation during the fiscal year ended January 31, 1996 that are considered part of the same `fund complex'' as the Trust because they have common or affiliated investment advisers. The parenthetical number represents the number of such investment companies, including the Trust.






BOARD OF TRUSTEES - MONEY MARKET OBLIGATIONS TRUST II

                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                  TOTAL COMPENSATION PAID
TRUST**            TRUST*#                FROM FUND COMPLEX +


John F. Donahue          $0        $0 for the Trust and
Chairman and Trustee               54 other investment companies in the
Fund Complex
Thomas G. Bigley         $0        $86,331 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
John T. Conroy, Jr.      $0        $115,760 for the Trust and



Trustee                            54 other investment companies in the
Fund Complex
William J. Copeland      $0        $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
J. Christopher Donahue   $0        $0 for the Trust and
President and Trustee              16 other investment companies in the
Fund Complex
James E. Dowd            $0        $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Lawrence D. Ellis, M.D.  $0        $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Edward L. Flaherty, Jr.  $0        $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Peter E. Madden          $0        $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Gregor F. Meyer          $0        $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
John E. Murray, Jr.,     $0        $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Wesley W. Posvar         $0        $104,898 for the Trust and



Trustee                            54 other investment companies in the
Fund Complex
Marjorie P. Smuts        $0        $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex


*  Information is furnished for the fiscal year ended January 31, 1996.
**New Board of Trustees as of November 13, 1996, per shareholder approval.
# The aggregate compensation is provided for the Trust which is comprised of three portfolios.
+ The information is provided for the last calendar year.

TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Prior to November 13, 1996, Lehman Brothers Global Asset Management, New
York, NY, was the investment adviser for the Fund.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. During the fiscal year ended January 31, 1996, Lehman Brothers Global Asset Management (the
`former adviser''), New York, NY, served as the Fund's adviser. For the fiscal years ended 1996 and 1995, and for the fiscal period ended Janaury
31, 1994, the Fund paid the former adviser $172,515, $223,512 and $103,318, respectively. Waivers by the former adviser of advisory fees and reimbursement of expenses to maintain the Fund's operating expense ratios at certain levels for the fiscal years ended 1996 and 1995, and for the fiscal period ended Janaury 31, 1994, amounted to $44,040 and $0, $150,715 and $0, and $103,318 and $133,212, respectively.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the



Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies;
industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions.
They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended January 31, 1996, 1995 and 1994 the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.





OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, Pittsburgh, PA, a subsidiary of Federated
Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. FDISG (the `former administrator'), a subsidiary of First Data Corporation, Boston, MA, served as the Fund's administrator prior to November 13, 1996. For the fiscal years ended 1996 and 1995, and for the fiscal period ended Janaury
31, 1994, the Fund paid the former administrator $172,515, $223,512, and $103,318, respectively. Waivers by the former administrator of administration fees and reimbursement of expenses to maintain the Fund's operating expense ratios at certain levels for the fiscal years ended 1996 and 1995, and for the fiscal period ended Janaury 31, 1994 amounted to $127,184 and $0; $171,438 and $0; and $103,318 and $28,669, respectively.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses. Prior to November 13, 1996, Boston Safe, Boston, MA, a wholly-owned subsidiary of Mellon Bank Corporation, served as the custodian for the Fund.



TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. Prior to November 13, 1996, FDISG served as the Fund's tranfer agent.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh,
PA. Prior to November 13, 1996, Ernst & Young LLP, Boston, MA were the independent auditors for the Fund.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder
Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Board of Trustees expects that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems;
and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
Prior to November 13, 1996, the Fund entered into agreements with Service
Organizations whose customers are the beneficial owners of what were formerly called Class B Shares and Class E Shares. For the fiscal year ended January 31, 1996, the following service fees were paid by the Fund:
Class B Shares, $0; and Class E Shares, $0.  For the fiscal year ended
January 31, 1995, and the fiscal period ended January 31, 1994, the Fund did not pay any service fees.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7
(the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The
Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by:
determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
multiplying the base period return by 365/7.

For the seven-day period ended January 31, 1996, the yield for Institutional Shares was 3.51%.
For the seven-day period ended January 31, 1996, the yield for Institutional Shares was 3.40%.*
For the seven-day period ended January 31, 1996, the yield for Institutional Service Shares was 3.26%.
For the seven-day period ended January 31, 1996, the yield for Institutional Service Shares was 3.15%.*
For the seven-day period ended January 31, 1996, the yield for Institutional Capital Shares was 3.36%.
For the seven-day period ended January 31, 1996, the yield for Institutional Capital Shares was 3.25%.*
* Estimated yield without fee waivers and/or expense reimbursements.




EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended January 31, 1996, the effective yield for Institutional Shares was 3.57%.
For the seven-day period ended January 31, 1996, the effective yield for Institutional Shares was 3.45%.*
For the seven-day period ended January 31, 1996, the effective yield for Institutional Service Shares was 3.31%.
For the seven-day period ended January 31, 1996, the effective yield for Institutional Service Shares was 3.20%.*
For the seven-day period ended January 31, 1996, the effective yield for Institutional Capital Shares was 3.41%.
For the seven-day period ended January 31, 1996, the effective yield for Institutional Capital Shares was 3.30%.*
* Estimated yield without fee waivers and/or expense reimbursements.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

TAX-EQUIVALENT YIELD

The Fund's tax-equivalent yield for Institutional Shares for the thirty-day period ended January 31, 1996, was 5.09%.
The Fund's tax-equivalent yield for Institutional Shares for the thirty-day period ended January 31, 1996, was 4.93%.*
The Fund's tax-equivalent yield for Institutional Service Shares for the thirty-day period ended January 31, 1996, was 4.72%.
The Fund's tax-equivalent yield for Institutional Service Shares for the thirty-day period ended January 31, 1996, was 4.57%.*
The Fund's tax-equivalent yield for Institutional Capital Shares for the thirty-day period ended January 31, 1996, was 4.87%.
The Fund's tax-equivalent yield for Institutional Capital Shares for the thirty-day period ended January 31, 1996, was 4.71%.*
* Estimated yield without fee waivers and/or expense reimbursements.

The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate and assuming that income is 100% tax-exempt.
  TAX-EQUIVALENCY TABLE
     The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.
                      TAXABLE YIELD EQUIVALENT FOR 1996
                             MULTISTATE MUNICIPAL FUNDS

    FEDERAL INCOME TAX BRACKET:
              15.00%  28.00%     31.00%      36.00%     39.60%



    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750

    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


Tax-Exempt
Yield                    Taxable Yield Equivalent


     1.00%     1.18%    1.39%     1.45%      1.56%       1.66%
     1.50%     1.76%    2.08%     2.17%      2.34%       2.48%
     2.00%     2.35%    2.78%     2.90%      3.13%       3.31%
     2.50%     2.94%    3.47%     3.62%      3.91%       4.14%
     3.00%     3.53%    4.17%     4.35%      4.69%       4.97%
     3.50%     4.12%    4.86%     5.07%      5.47%       5.79%
     4.00%     4.71%    5.56%     5.80%      6.25%       6.62%



     4.50%     5.29%    6.25%     6.52%      7.03%       7.45%
     5.00%     5.88%    6.94%     7.25%      7.81%       8.28%
     5.50%     6.47%    7.64%     7.97%      8.59%       9.11%
     6.00%     7.06%    8.33%     8.70%      9.38%       9.93%
     6.50%     7.65%    9.03%     9.42%     10.16%      10.76%
     7.00%     8.24%    9.72%    10.14%     10.94%      11.59%
     7.50%     8.82%   10.42%    10.87%     11.72%      12.42%
     8.00%     9.41%   11.11%    11.59%     12.50%      13.25%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.
PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     oIBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
     O    BANK RATE MONITOR(C) NATIONAL INDEX, Miami Beach, Florida,
      published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan
      Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the
Fund based on monthly reinvestment of dividends over a specified period of time.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research.
Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.


MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management.
Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.



BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned its high rankings in several DALBAR Surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

FINANCIAL STATEMENTS

The Trust's Annual Report for the fiscal year ended January 31, 1996, is incorporated into this Statement of Additional Information by reference in its entirety.

*Source: Investment Company Institute


APPENDIX

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL LONG-TERM DEBT RATINGS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.



BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B--Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The
CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.



C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
CI--The rating CI is reserved for income bonds on which no interest is being paid.
D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
PLUS (+) or MINUS (-)The rating of "AA" may be modified by the addition of a plus or minus sign to show relative standing within this rating category.
MOODY'S INVESTORS SERVICE, INC. MUNICIPAL LONG-TERM DEBT RATINGS
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
BAA--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.



C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Con. (---) - Municipal Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience,
(c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.
Moody's applies numerical modifiers 1, 2 and 3 in generic classification of "Aa" in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the company ranks at the lower end of its generic rating category.
Those municipal bonds in the `Aa'' to ``B'' groups which Moody's believes possess the strongest investment attributes are designated by the symbols
`Aa1,'' ``A1,'' `Baa1,'' ``Ba1,'' and `B1.''
FITCH INVESTORS SERVICE, INC. MUNICIPAL LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated
F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.



C--Bonds are in imminent default in payment of interest or principal.
DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.
NR--NR indicates that Fitch does not rate the specific issue.
PLUS (+) OR MINUS (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category.
Plus and minus signs, however, are not used in the AAA category.
To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" or "C" may be modified by the addition of a plus
(+) or minus (-) sign to show relative standing within these major rating categories.
DUFF & PHELPS CREDIT RATING CO. MUNICIPAL LONG-TERM DEBT RATINGS
AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
AA+, AA, AA- --High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.
A+, A, A- --Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.
BBB+, BBB, BBB- --Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.
BB+, BB, BB- --Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.
B+, B, B- --Below investment grade and possessing risk that obligation will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.
CCC--Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends.
Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.
DD--Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.
DP-Preferred stock with dividend arrearages.
THOMSON BANKWATCH MUNICIPAL LONG-TERM DEBT RATINGS
Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long-term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers.
The following summarizes the two highest rating categories used by Thomson
BankWatch for long-term debt ratings:
"AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high
"AA" - This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.



"A" - This designation indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.
PLUS (+) OR MINUS (-) -The ratings may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


IBCA, INC. MUNICIPAL LONG-TERM DEBT RATINGS
IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries.  The following summarizes the two highest categories used by IBCA for long-term debt ratings:
"AAA"     - Obligations for which there is the lowest expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.
"AA"  -   Obligations for which there is a very low expectation of
investment risk.  Capacity for timely repayment of principal and interest is substantial.  Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.
"A"  -     Obligations for which there is a low expectation of investment risk.  Capacity for timely repayment of principal and interest is strong, although adverse changes in business economic or financial conditions may lead to increased investment risk.



IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within these rating categories.
MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
Prime-1 repayment capacity will normally be evidenced by the following characteristics:
   o Leading market positions in well established industries.
   o High rates of return on funds employed.
   o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
   o Broad margins in earning coverage of fixed financial charges and high internal cash generation.
   o Well established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.



A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
FITCH INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.
FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.
Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.
DUFF & PHELPS CREDIT RATING CO. COMMERCIAL PAPER RATING DEFINITIONS
The two highest rating categories of Duff & Phelps for investment grade commercial paper are `D-1'' and ``D-2.''  Duff & Phelps employs three designations, `D-1+,'' ``D-1'' and `D-1-,'' within the highest rating category.  The following summarizes the two highest rating categories used by Duff & Phelps for commercial paper:
"D-1+"    - Debt possesses highest certainty of timely payment.  Short-
term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.
"D-1"    - Debt possesses very high certainty of timely payment.
Liquidity factors are excellent and supported by good fundamental protection factors.  Risk factors are minor.
"D-1-"   - Debt possesses high certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.
Risk factors are very small.



"D-2"   -  Debt possesses good certainty of timely payment.  Liquidity factors and company fundamentals are sound.  Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.  Risk factors are small.
THOMSON BANKWATCH COMMERCIAL PAPER RATING DEFINITIONS
Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less.  The following summarizes the two highest ratings used by Thomson
BankWatch:
"TBW-1"  - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.
`TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high a for issues rated "TBW-1."
IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS
IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries.  The highest rating category or
IBCA for short-term debt is "A."  IBCA employs two designations, "A1+" and
"A1," within the highest rating category.  The following summarizes the two highest rating categories used by IBCA for short-term debt ratings:
"A1"  -  Obligations are supported by the highest capacity for timely repayment.  Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.
"A2" -  Obligations are supported by a good capacity for timely repayment.
STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATINGS



A Standard & Poor's rating reflects the liquidity factors and market access risks unique to notes due in the three years or less.  The following summarizes the two highest rating categories used by Standard &
Poor's Corporation for municipal notes:
"SP-1"    - The issuers of these municipal notes exhibit strong capacity to pay principal and interest.  Those issues determined to possess a very strong capacity to pay are given a plus (+) designation.
`SP-2''   - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
MOODY'S INVESTORS SERVICE, INC. MUNICIPAL NOTE RATINGS
Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG").  Such ratings recognize the differences between short-term credit risk and long-term risk.  A short-term rating may also be assigned on an issue having a demand feature.  Such ratings will be designated as "VMIG."  The following summarizes the two highest ratings used by Moody's Investors Service, Inc.
for short-term notes:
"MIG-1"/"VMIG-1"  - This designation denotes best quality.  There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
"MIG-2"/"VMIG-2" - This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.
Duff & Phelps and Fitch use the short-term ratings describedunder
Commercial Paper Ratings for municipal notes.









--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

PRIME CASH OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
(FORMERLY, PRIME MONEY MARKET FUND, A PORTFOLIO OF
LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST)
INSTITUTIONAL SHARES (FORMERLY, CLASS A SHARES)
PROSPECTUS


The Institutional Shares (formerly, Class A Shares) of Prime Cash Obligations
Fund (formerly, Prime Money Market Fund) (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II
(formerly, Lehman Brothers Institutional Funds Group Trust) (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in a broad range of short-term money market securities to provide a high level of current income consistent with stability of principal and liquidity.




THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY
BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION,
THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE
SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND
ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE
NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.


This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated May 30, 1996
(Revised November 15, 1996), with the Securities and Exchange Commission (the
"SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling
1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov.).




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

Prospectus dated May 30, 1996

(Revised November 15, 1996)


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES                                     2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                       7




FUND INFORMATION                                                               7
------------------------------------------------------
  Management of the Fund                                                       7
  Distribution of Institutional Shares                                         8
  Expenses of the Fund and Institutional
    Shares                                                                     9
NET ASSET VALUE                                                               10
------------------------------------------------------

HOW TO PURCHASE SHARES                                                        10
------------------------------------------------------

HOW TO REDEEM SHARES                                                          11
------------------------------------------------------

ACCOUNT AND SHARE INFORMATION                                                 12
------------------------------------------------------

TAX INFORMATION                                                               13
------------------------------------------------------
  Federal Income Tax                                                          13
  State and Local Taxes                                                       13

OTHER CLASSES OF SHARES                                                       13
------------------------------------------------------

PERFORMANCE INFORMATION                                                       14



------------------------------------------------------

ADDRESSES                                                                     15
------------------------------------------------------



SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------


                                     INSTITUTIONAL SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).........     None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of
  offering price).....................................................................     None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable).................................................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None
                                   ANNUAL OPERATING EXPENSES
                      (As a percentage of projected average net assets)*
Management Fee (after waiver)(1)......................................................    0.06%
12b-1 Fee.............................................................................     None
Total Other Expenses..................................................................    0.12%
     Shareholder Services Fee(2).............................................    0.00%
Total Operating Expenses(3)...........................................................    0.18%




(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.


(2) There is no present intention of paying or accruing the shareholder services fee during the fiscal year ending January 31, 1997 for Institutional Shares. If Institutional Shares were paying or accruing the shareholder services fee, Institutional Shares would pay up to 0.25% of its average daily net assets for the shareholder services fee. See "Fund Information."


(3) The total operating expenses are estimated to be 0.32% absent the anticipated voluntary waiver of a portion of the management fee.


*Total Institutional Shares operating expenses are estimated based on average expenses expected to be incurred during the fiscal year ending January 31, 1997. During the course of this period, expenses may be more or less than the average amount shown.


     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INSTITUTIONAL SHARES WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE



VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.





                          EXAMPLE                            1 year   3 years   5 years     10 years
-----------------------------------------------------------  ------   -------   -------     --------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period................    $2       $ 6       $10         $ 23






     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE INSTITUTIONAL SHARES' FISCAL YEAR ENDING JANUARY 31, 1997.


PRIME CASH OBLIGATIONS FUND
(FORMERLY, PRIME MONEY MARKET FUND)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
(FORMERLY, CLASS A SHARES)
--------------------------------------------------------------------------------


The following financial highlights for the fiscal year ended January 31, 1996 are derived from the Fund's financial statements audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the Trust's Annual Report dated January 31, 1996. This information should be read in conjunction with the financial statements and notes thereto that also appear in the Trust's Annual Report.






                                                              PRIME CASH OBLIGATIONS FUND
                                                        ----------------------------------------
                                                         YEAR          YEAR            PERIOD
                                                         ENDED         ENDED           ENDED
                                                        1/31/96       1/31/95         1/31/94*
                                                        -------       -------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $1.00         $1.00            $1.00
-----------------------------------------------------   -------       -------       ----------
  Net investment income (1)                              0.0592        0.0442           0.0310
-----------------------------------------------------
  Dividends from net investment income                  (0.0592)      (0.0442)         (0.0310)
-----------------------------------------------------   -------       -------       ----------
NET ASSET VALUE, END OF PERIOD                            $1.00         $1.00            $1.00
-----------------------------------------------------   -------       -------       ----------
TOTAL RETURN (2)                                           6.08%         4.52%            3.14%
-----------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
-----------------------------------------------------
  Net assets, end of period (in 000's)                  $3,919,186    $1,538,802    $2,866,353
-----------------------------------------------------
  Ratio of net investment income to average net
     assets                                                5.90%         4.30%            3.16%(3)
-----------------------------------------------------
  Ratio of operating expenses to average net assets
     (4)                                                   0.17%         0.12%            0.11%(3)



-----------------------------------------------------






  * The Institutional Shares commenced operations on February 8, 1993.

(1) Net investment income per share before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for the Institutional Shares was $0.0583 and $0.0428, respectively, for the years ended January 31, 1996 and 1995 and $0.0289 for the period ended January 31, 1994 for the Prime Cash Obligations Fund.

(2) Total return represents aggregate total return for the periods indicated.

(3) Annualized.

(4) Annualized expense ratios before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for Institutional Shares were 0.25% and 0.25%, respectively, for the years ended January 31, 1996 and 1995 and 0.33% for the period ended January 31, 1994 for the Prime Cash Obligations Fund.



GENERAL INFORMATION

--------------------------------------------------------------------------------





The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 25, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in a broad range of short-term money market securities. A minimum initial investment of $1,000,000 over a one-year period is required.



The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.


INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE




The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity. This investment objective may be changed by the Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES


The Fund pursues its investment objective by investing in a portfolio consisting of a broad range of short-term money market securities, including U.S. government and U.S. bank and commercial obligations and repurchase agreements relating to such obligations. The Fund may also invest in securities of foreign issuers. The Fund only invests in securities that are payable in U.S. dollars and that have (or, pursuant to regulations adopted by the SEC will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund. Certain securities held by the Fund may have remaining maturities in excess of stated limitations discussed below if securities provide for adjustments in their interest rates not less frequently than such time limitations. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval.





ACCEPTABLE INVESTMENTS. The Fund invests in securities rated by the "Requisite NRSROs." "Requisite NRSROs" means (a) any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one


NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. Currently, there are six NRSROs: Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies ("S&P"); Moody's Investors Service, Inc. ("Moody's"); Fitch Investors Services, Inc. ("Fitch"); Duff and Phelps, Inc.; IBCA Limited and its affiliate, IBCA, Inc.; and Thomson Bankwatch. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Statement of Additional Information.


The Fund will limit its portfolio investments to securities that the Trustees determine present minimal credit risks and which are "First Tier Eligible Securities" at the time of acquisition by the Fund. The term "First Tier Eligible Securities" includes securities rated by the Requisite NRSROs in the highest short-term rating categories, securities of issuers that have received such rating with respect to other short-term debt securities and comparable unrated securities. Certain of the Fund's Eligible Securities may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.


The Fund generally may not invest more than 5% of its total assets in the securities of any one issuer, except for U.S. government securities. The Fund may invest more than 5% (but no more than 25%) of the Fund's total assets in the securities of a single issuer for a period of up to three business days, provided that (a) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such rating with respect to other short-term debt securities or are comparable unrated securities, and (b) the Fund does not make more than one such investment at any one time.


The Fund may purchase obligations of issuers in the banking industry, such as commercial paper, notes, certificates of deposit, bankers' acceptances and time deposits and U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment.



The Fund may also invest in obligations issued by state and local government agencies.


U.S. GOVERNMENT OBLIGATIONS. The Fund may purchase obligations issued or guaranteed by the U.S. government and U.S. government agencies and instrumentalities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which differ in interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies or instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of the securities may vary during the period an investor owns shares of the Fund.





REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price within one year from the date of acquisition ("repurchase agreements"). The Fund will not invest more than 10% of the value of its net assets in repurchase agreements with terms which exceed seven days. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.


REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Fund would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. The Fund may engage in reverse repurchase agreements provided that the amount of the reverse repurchase agreements and any other borrowings does not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

WHEN-ISSUED SECURITIES. The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

ILLIQUID SECURITIES. The Fund will not knowingly invest more than 10% of the value of its total net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Fund may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that it is purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors, like the Fund, through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities.


FOREIGN SECURITIES. The Fund may invest substantially in securities of foreign issuers, including obligations of foreign banks or foreign branches of U.S. banks, and debt securities of foreign issuers, where the adviser deems the instrument to present minimal credit risks. Investments in foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers.



U.S. TREASURY STRIPS. The Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Treasury. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended (the "Code"), investments by the Fund in STRIPS will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. In accordance with Rule 2a-7, the Fund's investments in STRIPS are limited to those with maturity components not exceeding thirteen months.


LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities up to one-third of the value of its total assets to U.S. and foreign broker/dealers, banks or other institutional borrowers of securities that the adviser has determined are creditworthy under guidelines established by the Trustees. The Fund will receive collateral in the form of cash, letters of credit, or securities of the U.S. government or its agencies equal to at least 100% of the value of the securities owned.


VARIABLE AND FLOATING RATE SECURITIES. The interest rates payable on certain securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods. Interest on a floating rate obligation is adjusted whenever there is a change in the market rate of interest on which the interest rate payable is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation. The Fund will take demand or reset features into consideration in determining the average portfolio duration of the Fund and the effective maturity of individual securities. The failure of the issuer or a third party to honor its obligations under a demand or put feature might also require a variable or floating rate obligation to be treated as illiquid for purposes of the Fund's limitation on illiquid investments.


INVESTMENT LIMITATIONS

The Fund's investment objective and policies described above are not fundamental and may be changed by the Trustees without the approval of shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The Fund's investment limitations described below may not be changed without the affirmative vote of the holders of a majority of its outstanding shares. There can be no assurance that the Fund will achieve its investment objective. (A complete list of the investment limitations that cannot be changed without the approval of shareholders is contained in the Statement of Additional Information under "Investment Objective and Policies.")



The Fund may not:

1. Borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing.

2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued by domestic banks.


FUND INFORMATION

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND





BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.



INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.




     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.



     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.



     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.



Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.



DISTRIBUTION OF INSTITUTIONAL SHARES



Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain personal services for shareholders and to maintain shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.



Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



Currently, Institutional Shares are accruing no shareholder services fees.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund 's investment adviser or its affiliates.






ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:






                          AVERAGE AGGREGATE
MAXIMUM FEE                DAILY NET ASSETS
------------     ------------------------------------
   0.15%              on the first $250 million
   0.125%              on the next $250 million
   0.10%               on the next $250 million
   0.075%        on assets in excess of $750 million







The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.



EXPENSES OF THE FUND AND INSTITUTIONAL SHARES



Holders of Institutional Shares pay their allocable portion of Trust and Fund expenses.



The Fund pays all of its own expense and its allocable share of Trust expenses. These expenses include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Trust and its shares; Trustees fees; meetings of Trustees and shareholders and proxy solicitations therefor; auditing, accounting and legal services; investment advisory and administrative services; custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; issuing, purchasing, repurchasing, and redeeming shares; reports to government agencies; preparing, printing and mailing documents to shareholders such as financial statements, prospectuses and proxies; taxes and commissions; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise. Certain expenses may be allocated to each class as deemed appropriate. At present, the only expenses allocated to any class are expenses under a Shareholder Services Agreement which relate to that class.



NET ASSET VALUE

--------------------------------------------------------------------------------


The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.



The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York



Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



HOW TO PURCHASE SHARES

--------------------------------------------------------------------------------


Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.



To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.






PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Prime Cash Obligations Fund-Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Prime Cash Obligations Fund--Institutional Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.





INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.



HOW TO REDEEM SHARES

--------------------------------------------------------------------------------


Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.






REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received after 3:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.



Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.



REDEEMING SHARES BY MAIL. Shares may be redeemed by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: Prime Cash Obligations Fund--Institutional Shares; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.






Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.



ACCOUNT AND SHARE INFORMATION

--------------------------------------------------------------------------------


DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.



CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.



CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.



ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.



VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.



Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.



TAX INFORMATION

--------------------------------------------------------------------------------


FEDERAL INCOME TAX



The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.



Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.



STATE AND LOCAL TAXES



In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.



Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.






OTHER CLASSES OF SHARES

--------------------------------------------------------------------------------


The Fund also offers other classes. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Capital Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.



All classes are subject to certain of the same expenses.



Neither Institutional Service Shares nor Institutional Capital Shares are distributed with a 12b-1 Plan, but both are subject to shareholder services fees.



Expense differences between classes may affect the performance of each class.






To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.




PERFORMANCE INFORMATION

--------------------------------------------------------------------------------


From time to time, the Fund advertises its yield, effective yield, and total return. The performance figures will be calculated separately for each class of shares.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.





Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




ADDRESSES

--------------------------------------------------------------------------------





Prime Cash Obligations Fund
                Institutional Shares                         Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Investment
  Adviser
                Federated Management                         Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and Trust Company          c/o Federated Services Company
                                                             P.O. Box 8600
                                                             Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder                        P.O. Box 8600
                Services Company                             Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Independent Auditors
                Ernst & Young LLP                            One Oxford Centre
                                                             Pittsburgh, Pennsylvania 15219
------------------------------------------------------------------------------------------------










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           PRIME CASH OBLIGATIONS
                                           FUND
                                           (FORMERLY, PRIME MONEY MARKET FUND)
                                           INSTITUTIONAL SHARES
                                           (FORMERLY, CLASS A SHARES)

                                           PROSPECTUS



                                           A Portfolio of Money Market
                                           Obligations Trust II (formerly,
                                           Lehman Brothers
                                           Institutional Funds Group Trust), an
                                           Open-End
                                           Management Investment Company



                                           Prospectus dated May 30, 1996





                                           (Revised November 15, 1996)


LOGO
       Cusip
       G01881-03-IS (11/96)





PRIME CASH OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
(FORMERLY, PRIME MONEY MARKET FUND, A PORTFOLIO OF
LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST)
INSTITUTIONAL SERVICE SHARES (FORMERLY, CLASS B SHARES)
PROSPECTUS


The Institutional Service Shares (formerly, Class B Shares) of Prime Cash Obligations Fund (formerly, Prime Money Market Fund) (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in a broad range of short-term money market securities to provide a high level of current income consistent with stability of principal and liquidity.





THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.


This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated May 30, 1996 (Revised November 15, 1996), with the Securities and Exchange Commission (the "SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov.).





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated May 30, 1996

(Revised November 15, 1996)


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES                             2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3



  Investment Limitations                                                       7

FUND INFORMATION                                                               7
------------------------------------------------------
  Management of the Fund                                                       7
  Distribution of Institutional Service Shares  8
  Administration of the Fund                                                   9
  Expenses of the Fund and Institutional
     Service Shares                                                            9

NET ASSET VALUE                                                               10
------------------------------------------------------

HOW TO PURCHASE SHARES                                                        10
------------------------------------------------------

HOW TO REDEEM SHARES                                                          11
------------------------------------------------------

ACCOUNT AND SHARE INFORMATION                                                 12
------------------------------------------------------

TAX INFORMATION                                                               13
------------------------------------------------------
  Federal Income Tax                                                          13
  State and Local Taxes                                                       13

OTHER CLASSES OF SHARES                                                       13



------------------------------------------------------

PERFORMANCE INFORMATION                                                       14
------------------------------------------------------

ADDRESSES                                                                     15
------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------



                                 INSTITUTIONAL SERVICE SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).................................................     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)...............................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None
                                   ANNUAL OPERATING EXPENSES
                      (As a percentage of projected average net assets)*
Management Fee (after waiver)(1)......................................................    0.06%
12b-1 Fee.............................................................................     None
Total Other Expenses..................................................................    0.37%
     Shareholder Services Fee................................................    0.25%
Total Operating Expenses(2)...........................................................    0.43%





(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.


(2) The total operating expenses are estimated to be 0.57% absent the anticipated voluntary waiver of a portion of the management fee.



*Total Institutional Service Shares operating expenses are estimated based on average expenses expected to be incurred during the fiscal year ending January 31, 1997. During the course of this period, expenses may be more or less than the average amount shown.


     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INSTITUTIONAL SERVICE SHARES WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.





                          EXAMPLE                            1 year   3 years   5 years     10 years
-----------------------------------------------------------  ------   -------   -------     --------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period................    $4       $14       $24         $ 54






     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE INSTITUTIONAL SERVICE SHARES' FISCAL YEAR ENDING JANUARY 31, 1997.


PRIME CASH OBLIGATIONS FUND

(FORMERLY, PRIME MONEY MARKET FUND)


FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
(FORMERLY, CLASS B SHARES)
--------------------------------------------------------------------------------


The following financial highlights for the fiscal year ended January 31, 1996, are derived from the Fund's financial statements audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the Trust's Annual Report dated January 31, 1996. This information should be read in conjunction with the financial statements and notes thereto that also appear in the Trust's Annual Report.






                                                                  PRIME CASH OBLIGATIONS FUND
                                                              ------------------------------------
                                                               YEAR          YEAR          PERIOD
                                                               ENDED         ENDED         ENDED
                                                              1/31/96       1/31/95       1/31/94*
                                                              -------       -------       --------
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.00         $1.00          $1.00
--------------------------------------------------------      ------        ------        --------
  Net investment income (1)                                   0.0567        0.0417         0.0110
--------------------------------------------------------
  Dividends from net investment income                        (0.0567)      (0.0417)      (0.0110 )
--------------------------------------------------------      ------        ------        --------
NET ASSET VALUE, END OF PERIOD                                 $1.00         $1.00          $1.00
--------------------------------------------------------      ------        ------        --------
TOTAL RETURN (2)                                                5.83 %        4.21 %         0.99 %
--------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
--------------------------------------------------------
  Net assets, end of period (in 000's)                        $324,474      $342,673      $350,666
--------------------------------------------------------
  Ratio of net investment income to average net assets          5.65 %        4.05 %         2.91 %(3)
--------------------------------------------------------
  Ratio of operating expenses to average net assets (4)         0.42 %        0.37 %         0.36 %(3)
--------------------------------------------------------







  * The Institutional Service Shares commenced operations on September 2, 1993 with respect to Prime Cash Obligations Fund.



(1) Net investment income per share before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for the Institutional Service Shares was $0.0558 and $0.0403, respectively, for the years ended January 31, 1996 and 1995 and $0.0102 for the period ended January 31, 1994 for the Prime Cash Obligations Fund.


(2) Total return represents aggregate total return for the periods indicated.

(3) Annualized.


(4) Annualized expense ratios before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for Institutional Service Shares were 0.50% and 0.50%, respectively, for the years ended January 31, 1996 and 1995 and 0.58% for the period ended January 31, 1994 for the Prime Cash Obligations Fund.







GENERAL INFORMATION


--------------------------------------------------------------------------------



The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 25, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in a broad range of short-term money market securities. A minimum initial investment of $1,000,000 over a one-year period is required.



The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.


INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT POLICIES


The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity. This investment objective may be changed by the Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES


The Fund pursues its investment objective by investing in a portfolio consisting of a broad range of short-term money market securities, including U.S. government and U.S. bank and commercial obligations and repurchase agreements relating to such obligations. The Fund may also invest in securities of foreign issuers. The Fund only invests in securities that are payable in U.S. dollars and that have (or, pursuant to regulations adopted by the SEC will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund. Certain securities held by the Fund may have remaining maturities in excess of stated limitations discussed below if securities provide for adjustments in their interest rates not less frequently than such time limitations. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval.


ACCEPTABLE INVESTMENTS. The Fund invests in securities rated by the "Requisite NRSROs." "Requisite NRSROs" means (a) any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security.


Currently, there are six NRSROs: Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies ("S&P"); Moody's Investors Service, Inc. ("Moody's"); Fitch Investors Services, Inc. ("Fitch"); Duff and Phelps, Inc.; IBCA Limited and its affiliate, IBCA, Inc.; and Thomson Bankwatch. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Statement of Additional Information.


The Fund will limit its portfolio investments to securities that the Trustees determine present minimal credit risks and which are "First Tier Eligible



Securities" at the time of acquisition by the Fund. The term "First Tier Eligible Securities" includes securities rated by the Requisite NRSROs in the highest short-term rating categories, securities of issuers that have received such rating with respect to other short-term debt securities and comparable unrated securities. Certain of the Fund's Eligible Securities may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.


The Fund generally may not invest more than 5% of its total assets in the securities of any one issuer, except for U.S. government securities. The Fund may invest more than 5% (but no more than 25%) of the Fund's total assets in the securities of a single issuer for a period of up to three business days, provided that (a) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such rating with respect to other short-term debt securities or are comparable unrated securities, and (b) the Fund does not make more than one such investment at any one time.


The Fund may purchase obligations of issuers in the banking industry, such as commercial paper, notes, certificates of deposit, bankers' acceptances and time deposits and U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment.






The Fund may also invest in obligations issued by state and local government agencies.


U.S. GOVERNMENT OBLIGATIONS. The Fund may purchase obligations issued or guaranteed by the U.S. government and U.S. government agencies and instrumentalities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which differ in interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies or instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.




Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of the securities may vary during the period an investor owns shares of the Fund.

REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price within one year from the date of acquisition ("repurchase agreements"). The Fund will not invest more than 10% of the value of its net assets in repurchase agreements with terms which exceed seven days. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Fund would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. The Fund may engage in reverse repurchase agreements provided that the amount of the reverse repurchase agreements and any other borrowings does not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

WHEN-ISSUED SECURITIES. The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

ILLIQUID SECURITIES. The Fund will not knowingly invest more than 10% of the value of its total net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Fund may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that it is purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors, like the Fund, through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities.


FOREIGN SECURITIES. The Fund may invest substantially in securities of foreign issuers, including obligations of foreign banks or foreign branches of U.S. banks, and debt securities of foreign issuers, where the adviser deems the instrument to present minimal credit risks. Investments in foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers.



U.S. TREASURY STRIPS. The Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Treasury. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended (the "Code"), investments by the Fund in STRIPS will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. In accordance with Rule 2a-7, the Fund's investments in STRIPS are limited to those with maturity components not exceeding thirteen months.


LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities up to one-third of the value of its total assets to U.S. and foreign broker/dealers, banks or other institutional borrowers of securities that the adviser has determined are creditworthy under guidelines established by the Trustees. The Fund will receive collateral in the form of cash, letters of credit, or securities of the U.S. government or its agencies equal to at least 100% of the value of the securities owned.


VARIABLE AND FLOATING RATE SECURITIES. The interest rates payable on certain securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods. Interest on a floating rate obligation is adjusted whenever there is a change in the market rate of interest on which the interest rate payable is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation. The Fund will take demand or reset features into consideration in determining the average portfolio duration of the Fund and the effective maturity of individual securities. The failure of the issuer or a third party to honor its obligations under a demand or put feature might also require a variable or floating rate obligation to be treated as illiquid for purposes of the Fund's limitation on illiquid investments.

INVESTMENT LIMITATIONS

The Fund's investment objective and policies described above are not fundamental and may be changed by the Trustees without the approval of shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The Fund's investment limitations described below may not be changed without the affirmative vote of the holders of a majority of its outstanding shares. There can be no assurance that the Fund will achieve its investment objective. (A complete list of the investment limitations that cannot be changed without the approval of shareholders is contained in the Statement of Additional Information under "Investment Objective and Policies.")

The Fund may not:

1. Borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing.

2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued by domestic banks.


FUND INFORMATION

--------------------------------------------------------------------------------




MANAGEMENT OF THE FUND



BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.



INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.




     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.





     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.



     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.



Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.



DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES



Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain personal services for shareholders and to maintain shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.



Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund 's investment adviser or its affiliates.



ADMINISTRATION OF THE FUND



ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:






                          AVERAGE AGGREGATE
MAXIMUM FEE                DAILY NET ASSETS
------------     ------------------------------------
   0.15%              on the first $250 million
   0.125%              on the next $250 million
   0.10%               on the next $250 million
   0.075%        on assets in excess of $750 million







The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.



EXPENSES OF THE FUND AND INSTITUTIONAL SERVICE SHARES



Holders of Institutional Service Shares pay their allocable portion of Trust and Fund expenses.



The Fund pays all of its own expense and its allocable share of Trust expenses. These expenses include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Trust and its shares; Trustees fees; meetings of Trustees and shareholders and proxy solicitations therefor; auditing, accounting and legal services; investment advisory and administrative services; custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; issuing, purchasing, repurchasing, and redeeming shares; reports to government agencies; preparing, printing and mailing documents to shareholders such as financial statements, prospectuses and proxies; taxes and commissions; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise. Certain expenses may be allocated to each class as deemed appropriate. At present, the only expenses allocated to any class are expenses under a Shareholder Services Agreement which relate to that class.




NET ASSET VALUE


--------------------------------------------------------------------------------



The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.



The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York



Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



HOW TO PURCHASE SHARES


--------------------------------------------------------------------------------



Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.



To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.






PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Prime Cash Obligations Fund-Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Prime Cash Obligations Fund--Institutional Service Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.







INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.



HOW TO REDEEM SHARES


--------------------------------------------------------------------------------



Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.





REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received after 3:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.



Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail"



should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.



REDEEMING SHARES BY MAIL. Shares may be redeemed by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.




The written request should state: Prime Cash Obligations Fund--Institutional Service Shares; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.



ACCOUNT AND SHARE INFORMATION

--------------------------------------------------------------------------------


DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.



CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.






CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.



ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.



VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.







Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.



TAX INFORMATION

--------------------------------------------------------------------------------


FEDERAL INCOME TAX



The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.





Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.



STATE AND LOCAL TAXES



In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.



Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.



OTHER CLASSES OF SHARES


--------------------------------------------------------------------------------






The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Capital Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.



All classes are subject to certain of the same expenses.



Neither Institutional Shares nor Institutional Capital Shares are distributed with a 12b-1 Plan, but both are subject to shareholder services fees. Currently, Institutional Shares are accruing no shareholder services fees.



Expense differences between classes may affect the performance of each class.



To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.




PERFORMANCE INFORMATION

--------------------------------------------------------------------------------


From time to time, the Fund advertises its yield, effective yield, and total return. The performance figures will be calculated separately for each class of shares.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




ADDRESSES

--------------------------------------------------------------------------------





Prime Cash Obligations Fund
                Institutional Service Shares                 Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                         Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and Trust Company          c/o Federated Services Company
                                                             P.O. Box 8600
                                                             Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder                        P.O. Box 8600
                Services Company                             Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Independent Auditors
                Ernst & Young LLP                            One Oxford Centre
                                                             Pittsburgh, Pennsylvania 15219
------------------------------------------------------------------------------------------------







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           PRIME CASH OBLIGATIONS
                                           FUND
                                           (FORMERLY, PRIME MONEY MARKET FUND)
                                           INSTITUTIONAL SERVICE SHARES
                                           (FORMERLY, CLASS B SHARES)

                                           PROSPECTUS



                                           A Portfolio of Money Market
                                           Obligations Trust II (formerly,
                                           Lehman Brothers
                                           Institutional Funds Group Trust), an
                                           Open-End
                                           Management Investment Company



                                           Prospectus dated May 30, 1996


                                           (Revised November 15, 1996)


LOGO

       Cusip
       G01881-04-SS (11/96)



PRIME CASH OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
(FORMERLY, PRIME MONEY MARKET FUND, A PORTFOLIO OF
LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST)
INSTITUTIONAL CAPITAL SHARES (FORMERLY, CLASS E SHARES)
PROSPECTUS


The Institutional Capital Shares (formerly, Class E Shares) of Prime Cash Obligations Fund (formerly, Prime Money Market Fund) (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in a broad range of short-term money market securities to provide a high level of current income consistent with stability of principal and liquidity.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.


This prospectus contains the information you should read and know before you invest in Institutional Capital Shares of the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated May 30, 1996 (Revised November 15, 1996), with the Securities and Exchange Commission (the "SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http:// www.sec.gov.).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated May 30, 1996

(Revised November 15, 1996)


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INSTITUTIONAL
  CAPITAL SHARES                                                               2
------------------------------------------------------
GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                       7

FUND INFORMATION                                                               7
------------------------------------------------------
  Management of the Fund                                                       7
  Distribution of Institutional Capital Shares                                 8
  Administration of the Fund                                                   9
  Expenses of the Fund and Institutional
     Capital Shares                                                            9

NET ASSET VALUE                                                               10
------------------------------------------------------

HOW TO PURCHASE SHARES                                                        10
------------------------------------------------------

HOW TO REDEEM SHARES                                                          11
------------------------------------------------------

ACCOUNT AND SHARE INFORMATION                                                 12
------------------------------------------------------

TAX INFORMATION                                                               13
------------------------------------------------------
  Federal Income Tax                                                          13
  State and Local Taxes                                                       13

OTHER CLASSES OF SHARES                                                       13
------------------------------------------------------

PERFORMANCE INFORMATION                                                       14
------------------------------------------------------

ADDRESSES                                                                     15
------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------


                                 INSTITUTIONAL CAPITAL SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).........     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).................................................     None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable).................................................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None
                                   ANNUAL OPERATING EXPENSES
                      (As a percentage of projected average net assets)*
Management Fee (after waiver)(1)......................................................    0.06%
12b-1 Fee.............................................................................     None
Total Other Expenses..................................................................    0.24%
  Shareholder Services Fee (after waiver)(2).................................    0.10%
Total Operating Expenses(3)...........................................................    0.30%



(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.


(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%


(3) The total operating expenses are estimated to be 0.59% absent the anticipated voluntary waiver of a portion of the management fee and the shareholder services fee.


*Total Institutional Capital Shares operating expenses are estimated based on average expenses expected to be incurred during the fiscal-year ending January 31, 1997. During the course of this period, expenses may be more or less than the average amount shown.


     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INSTITUTIONAL CAPITAL SHARES WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.


                          EXAMPLE                            1 year   3 years   5 years     10 years
-----------------------------------------------------------  ------   -------   -------     --------
You would pay the following expenses on a $1,000
  investment, assuming
  (1) 5% annual return and (2) redemption at the end of
  each time period.........................................    $3       $10       $17         $ 38



     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE INSTITUTIONAL CAPITAL SHARES' FISCAL YEAR ENDING JANUARY 31, 1997.


PRIME CASH OBLIGATIONS FUND
(FORMERLY, PRIME MONEY MARKET FUND)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL CAPITAL SHARES
(FORMERLY, CLASS E SHARES)
--------------------------------------------------------------------------------


The following financial highlights for the fiscal year ended January 31, 1996, are derived from the Fund's financial statements audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the Trust's Annual Report dated January 31, 1996. This information should be read in conjunction with the financial statements and notes thereto that also appear in the Trust's Annual Report.



                                                                           PRIME CASH OBLIGATIONS
                                                                                    FUND
                                                                           ----------------------
                                                                            YEAR          PERIOD
                                                                            ENDED         ENDED
                                                                           1/31/96       1/31/95*
                                                                           -------       --------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $1.00          $1.00
---------------------------------------------------------------------      ------        --------
  Net investment income (1)                                                0.0577         0.0165
---------------------------------------------------------------------
  Dividends from net investment income                                     (0.0577)      (0.0165 )
---------------------------------------------------------------------      ------        --------
NET ASSET VALUE, END OF PERIOD                                              $1.00          $1.00
---------------------------------------------------------------------      ------        --------
TOTAL RETURN (2)                                                             5.94 %         1.66 %
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------
  Net assets, end of period (in 000's)                                     $11,811        $8,318
---------------------------------------------------------------------
  Ratio of net investment income to average net assets                       5.75 %         4.15 %(3)
---------------------------------------------------------------------
  Ratio of operating expenses to average net assets (4)                      0.32 %         0.27 %(3)
---------------------------------------------------------------------



  * The Institutional Capital Shares commenced operations on October 6, 1994 with respect to Prime Cash Obligations Fund.


(1) Net investment income per share before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for the Institutional Capital Shares was $0.0568 for the year ended January 31, 1996 and $0.0160 for the period ended January 31, 1995 for the Prime Cash Obligations Fund.


(2) Total return represents aggregate total return for the periods indicated.

(3) Annualized.


(4) Annualized expense ratios before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for Institutional Capital Shares were 0.40% for the year ended January 31, 1996 and 0.39% for the period ended January 31, 1995 for the Prime Cash Obligations Fund.




GENERAL INFORMATION

--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 25, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Capital Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in a broad range of short-term money market securities. A minimum initial investment of $1,000,000 over a one-year period is required.



The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.


INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity. This investment objective may be changed by the Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES


The Fund pursues its investment objective by investing in a portfolio consisting of a broad range of short-term money market securities, including U.S. government and U.S. bank and commercial obligations and repurchase agreements relating to such obligations. The Fund may also invest in securities of foreign issuers. The Fund only invests in securities that are payable in U.S. dollars and that have (or, pursuant to regulations adopted by the SEC will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund. Certain securities held by the Fund may have remaining maturities in excess of stated limitations discussed below if securities provide for adjustments in their interest rates not less frequently than such time limitations. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval.


ACCEPTABLE INVESTMENTS. The Fund invests in securities rated by the "Requisite NRSROs." "Requisite NRSROs" means (a) any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security.


Currently, there are six NRSROs: Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies ("S&P"); Moody's Investors Service, Inc. ("Moody's"); Fitch Investors Services, Inc. ("Fitch"); Duff and Phelps, Inc.; IBCA Limited and its affiliate, IBCA, Inc.; and Thomson Bankwatch. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Statement of Additional Information.


The Fund will limit its portfolio investments to securities that the Trustees determine present minimal credit risks and which are "First Tier Eligible Securities" at the time of acquisition by the Fund. The term "First Tier Eligible Securities" includes securities rated by the Requisite NRSROs in the highest short-term rating categories, securities of issuers that have received such rating with respect to other short-term debt securities and comparable unrated securities. Certain of the Fund's Eligible Securities may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.


The Fund generally may not invest more than 5% of its total assets in the securities of any one issuer, except for U.S. government securities. The Fund may invest more than 5% (but no more than 25%) of the Fund's total assets in the securities of a single issuer for a period of up to three business days, provided that (a) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such rating with respect to other short-term debt securities or are comparable unrated securities, and (b) the Fund does not make more than one such investment at any one time.


The Fund may purchase obligations of issuers in the banking industry, such as commercial paper, notes, certificates of deposit, bankers' acceptances and time deposits and U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment.



The Fund may also invest in obligations issued by state and local government agencies.


U.S. GOVERNMENT OBLIGATIONS. The Fund may purchase obligations issued or guaranteed by the U.S. government and U.S. government agencies and instrumentalities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which differ in interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies or instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.


Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of the securities may vary during the period an investor owns shares of the Fund.

REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price within one year from the date of acquisition ("repurchase agreements"). The Fund will not invest more than 10% of the value of its net assets in repurchase agreements with terms which exceed seven days. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Fund would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. The Fund may engage in reverse repurchase agreements provided that the amount of the reverse repurchase agreements and any other borrowings does not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

WHEN-ISSUED SECURITIES. The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

ILLIQUID SECURITIES. The Fund will not knowingly invest more than 10% of the value of its total net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Fund may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that it is purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors, like the Fund, through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in
Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities.

FOREIGN SECURITIES. The Fund may invest substantially in securities of foreign issuers, including obligations of foreign banks or foreign branches of U.S. banks, and debt securities of foreign issuers, where the adviser deems the instrument to present minimal credit risks. Investments in foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers.



U.S. TREASURY STRIPS. The Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Treasury. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended (the "Code"), investments by the Fund in STRIPS will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. In accordance with Rule 2a-7, the Fund's investments in STRIPS are limited to those with maturity components not exceeding thirteen months.


LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities up to one-third of the value of its total assets to U.S. and foreign broker/dealers, banks or other institutional borrowers of securities that the adviser has determined are creditworthy under guidelines established by the Trustees. The Fund will receive collateral in the form of cash, letters of credit, or securities of the U.S. government or its agencies equal to at least 100% of the value of the securities owned.


VARIABLE AND FLOATING RATE SECURITIES. The interest rates payable on certain securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods. Interest on a floating rate obligation is adjusted whenever there is a change in the market rate of interest on which the interest rate payable is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation. The Fund will take demand or reset features into consideration in determining the average portfolio duration of the Fund and the effective maturity of individual securities. The failure of the issuer or a third party to honor its obligations under a demand or put feature might also require a variable or floating rate obligation to be treated as illiquid for purposes of the Fund's limitation on illiquid investments.

INVESTMENT LIMITATIONS

The Fund's investment objective and policies described above are not fundamental and may be changed by the Trustees without the approval of shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The Fund's investment limitations described below may not be changed without the affirmative vote of the holders of a majority of its outstanding shares. There can be no assurance that the Fund will achieve its investment objective. (A complete list of the investment limitations that cannot be changed without the approval of shareholders is contained in the Statement of Additional Information under "Investment Objective and Policies.")

The Fund may not:

1. Borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing.

2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued by domestic banks.


FUND INFORMATION

--------------------------------------------------------------------------------


MANAGEMENT OF THE FUND



BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.



INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.




     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.



     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.



     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.



Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.



DISTRIBUTION OF INSTITUTIONAL CAPITAL SHARES



Federated Securities Corp. is the principal distributor for Institutional Capital Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Institutional Capital Shares, computed at an annual rate, to obtain personal services for shareholders and to maintain shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.



Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund 's investment adviser or its affiliates.



ADMINISTRATION OF THE FUND



ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:



                          AVERAGE AGGREGATE
MAXIMUM FEE                DAILY NET ASSETS
------------     ------------------------------------
   0.15%              on the first $250 million
   0.125%              on the next $250 million
   0.10%               on the next $250 million
   0.075%        on assets in excess of $750 million




The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.



EXPENSES OF THE FUND AND INSTITUTIONAL CAPITAL SHARES



Holders of Institutional Capital Shares pay their allocable portion of Trust and Fund expenses.



The Fund pays all of its own expense and its allocable share of Trust expenses. These expenses include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Trust and its shares; Trustees fees; meetings of Trustees and shareholders and proxy solicitations therefor; auditing, accounting and legal services; investment advisory and administrative services; custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; issuing, purchasing, repurchasing, and redeeming shares; reports to government agencies; preparing, printing and mailing documents to shareholders such as financial statements, prospectuses and proxies; taxes and commissions; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise. Certain expenses may be allocated to each class as deemed appropriate. At present, the only expenses allocated to any class are expenses under a Shareholder Services Agreement which relate to that class.




NET ASSET VALUE


--------------------------------------------------------------------------------



The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Capital Shares from the value of Fund assets attributable to Institutional Capital Shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.



The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



HOW TO PURCHASE SHARES


--------------------------------------------------------------------------------



Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.



To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.



PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Prime Cash Obligations Fund-Institutional Capital Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Prime Cash Obligations Fund--Institutional Capital Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.




INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.



HOW TO REDEEM SHARES

--------------------------------------------------------------------------------


Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.



REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received after 3:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.



Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.



REDEEMING SHARES BY MAIL. Shares may be redeemed by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.




The written request should state: Prime Cash Obligations Fund--Institutional Capital Shares; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.



ACCOUNT AND SHARE INFORMATION

--------------------------------------------------------------------------------


DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.



CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.



CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.


ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.



VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.




Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.



TAX INFORMATION

--------------------------------------------------------------------------------

FEDERAL INCOME TAX



The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.



Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.



STATE AND LOCAL TAXES



In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.



Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.



OTHER CLASSES OF SHARES


--------------------------------------------------------------------------------



The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.



All classes are subject to certain of the same expenses.



Neither Institutional Shares nor Institutional Service Shares are distributed with a 12b-1 Plan, but both are subject to shareholder services fees. Currently, Institutional Shares are accruing no shareholder services fees.



Expense differences between classes may affect the performance of each class.



To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.




PERFORMANCE INFORMATION


--------------------------------------------------------------------------------



From time to time, the Fund advertises its yield, effective yield, and total return. The performance figures will be calculated separately for each class of shares.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




ADDRESSES

--------------------------------------------------------------------------------


Prime Cash Obligations Fund
                Institutional Capital Shares                 Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                         Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and Trust Company          c/o Federated Services Company
                                                             P.O. Box 8600
                                                             Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder                        P.O. Box 8600
                Services Company                             Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Independent Auditors
                Ernst & Young LLP                            One Oxford Centre
                                                             Pittsburgh, Pennsylvania 15219
------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                           PRIME CASH OBLIGATIONS
                                           FUND
                                           (FORMERLY, PRIME MONEY MARKET FUND)
                                           INSTITUTIONAL CAPITAL SHARES
                                           (FORMERLY,

                                           CLASS E SHARES)

                                           PROSPECTUS



                                           A Portfolio of Money Market
                                           Obligations Trust II (formerly,
                                           Lehman Brothers
                                           Institutional Funds Group Trust), an
                                           Open-End
                                           Management Investment Company



                                           Prospectus dated May 30, 1996


                                           (Revised November 15, 1996)


LOGO

       Cusip

       G01881-08-ICS (11/96)








                        PRIME CASH OBLIGATIONS FUND
            (A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
            (FORMERLY, PRIME MONEY MARKET FUND, A PORTFOLIO OF
             LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST)
              INSTITUTIONAL SHARES (FORMERLY, CLASS A SHARES)
          INSTITUTIONAL SERVICE SHARES (FORMERLY, CLASS B SHARES)
          INSTITUTIONAL CAPITAL SHARES (FORMERLY, CLASS E SHARES)
                    STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information should be read with the prospectus(es) of Prime Cash Obligations Fund (formerly, Prime Money Market Fund) (the `Fund''), a portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the `Trust'') dated May 30, 1996 (Revised November 15, 1996). This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
FEDERATED INVESTORS TOWER
PITTSBURGH, PA 15222-3779
                       Statement dated May 30, 1996
                        (Revised November 15, 1996)


FEDERATED INVESTORS
Federated  Investors Tower
Pittsburgh, PA  15222-3779
Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 608912705
Cusip 608912804
Cusip 608912887
G01881-11 (11/96)




TABLE OF CONTENTS



GENERAL INFORMATION ABOUT THE TRUST  1

INVESTMENT OBJECTIVE AND POLICIES    1

Portfolio Transactions               1
Additional Information on Portfolio
     Instruments                     1
Credit Enhancement                   3
INVESTMENT LIMITATIONS               3

Regulatory Compliance                4
MONEY MARKET OBLIGATIONS TRUST II
     MANAGEMENT                      5

Share Ownership                      8
Trustees Compensation                9
Trustee Liability                   10
INVESTMENT ADVISORY SERVICES        10

Investment Adviser                  10
Advisory Fees                       10
BROKERAGE TRANSACTIONS              11

OTHER SERVICES                      11

Fund Administration                 11
Custodian and Portfolio Accountant  11
Transfer Agent                      11
Independent Auditors                11
SHAREHOLDER SERVICES AGREEMENT      12

DETERMINING NET ASSET VALUE         12



REDEMPTION IN KIND                  12

MASSACHUSETTS PARTNERSHIP LAW       13

THE FUND'S TAX STATUS               13

PERFORMANCE INFORMATION             13

YIELD                               13

EFFECTIVE YIELD                     13

TOTAL RETURN                        14

PERFORMANCE COMPARISONS             14

Economic and Market Information     14
ABOUT FEDERATED INVESTORS           14

FINANCIAL STATEMENTS                15

APPENDIX                            16




GENERAL INFORMATION ABOUT THE TRUST

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 25, 1992. On November 15, 1996, the name of the Trust was changed from `Lehman Brothers Institutional Funds Group Trust''to ``Money Market Obligations Trust II'' and the name of the Fund was changed from `Prime Money Market Fund'' to `Prime Cash Obligations Fund.''
Shares of the Trust are offered in three classes, known as Institutional
     Shares, Institutional Service Shares and Institutional Capital Shares (individually and collectively referred to as `Shares,'' as the context may require). This Statement of Additional Information relates to the above-mentioned Shares of the Trust.
INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity. Unless indicated otherwise, the investment objective and the policies described below may be changed by the Board of Trustees (`Trustees'') without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

PORTFOLIO TRANSACTIONS

Subject to the general control of the Trustees, the adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund. The adviser purchases portfolio securities for the Fund either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually without brokerage commissions. In making portfolio investments, the adviser seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, the adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide the Trust with research advice or other services.

The adviser may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Fund prior to its maturity at its original cost plus interest (interest may sometimes be adjusted to reflect the actual maturity of the securities) if the adviser believes that the Fund's anticipated need for liquidity makes such action desirable. Certain dealers (but not issuers) have charged and may in the future charge a higher price for commercial paper where they undertake to repurchase prior to maturity. The payment of a higher price in order to obtain such an undertaking reduces the yield which might otherwise be received by the Fund on the commercial paper. The Trustees have authorized the adviser to pay a higher price for commercial paper where it secures such an undertaking if the adviser believes that the prepayment privilege is desirable to assure the Fund's liquidity and such an undertaking cannot otherwise be obtained.
Investment decisions for the Fund are made independently from those for the Trust's other portfolios or of other investment company portfolios or accounts advised by the adviser. Such other portfolios may also invest in the same securities as the Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other portfolios, transactions are averaged as to price, and available investments allocated as to amount, in a manner which the adviser believes to be equitable to each portfolio, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. To the extent permitted by law, the adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other portfolios in order to obtain best execution.

The Fund may seek profits through short-term trading. The Fund's annual portfolio turnover will be relatively high, but brokerage commissions are normally not paid on money market instruments and the Fund's portfolio turnover is not expected to have a material effect on its net income. The Fund's portfolio turnover rate is expected to be zero for regulatory reporting purposes.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS
With respect to the variable rate notes and variable rate demand notes described in the Prospectus, the adviser will consider the earning power, cash flows and other liquidity ratios of the issuers of such notes and will continuously monitor their financial ability to meet payment obligations when due.
The repurchase price under the repurchase agreements described in the Fund's Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The collateral underlying each repurchase agreement entered into by the Fund will consist entirely of direct obligations of the U.S. Government and obligations issued or guaranteed by U.S. government agencies or instrumentalities. Securities subject to repurchase agreements will be held by the Trust's custodian, a sub-custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940 (the `1940
     Act').
As stated in the Fund's Prospectus, the Fund may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase when-issued securities, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund subsequently may be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets. When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective. The Fund reserves the right to sell these securities before the settlement date if it is deemed advisable.
Examples of the types of U.S. government obligations that may be held by the Fund include, in addition to U.S. Treasury Bills, the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal Farm Credit Banks, Maritime Administration, Resolution Trust Corporation, Tennessee Valley Authority, U.S. Postal Service, and Washington D.C. Armory Board.
For purposes of the Fund's investment policies with respect to obligations of issuers in the banking industry, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. The Fund's investments in the obligations of foreign branches of U.S. banks and of foreign banks and other foreign issuers may subject the Fund to investment risks that are different in some respects from those of investment in obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and foreign issuers generally are subject to different accounting, auditing, reporting and record keeping standards than those applicable to U.S. issuers. The Fund will acquire securities issued by foreign branches of U.S. banks or foreign issuers only when the adviser believes that the risks associated with such instruments are minimal.
Among the bank obligations in which the Fund may invest are notes issued by banks. These notes, which are exempt from registration under federal securities laws, are not deposits of the banks and are not insured by the Federal Deposit Insurance Corporation or any other insurer. Holders of notes rank on a par with other unsecured and unsubordinated creditors of the banks. Notes may be sold at par or sold on a discount basis and may bear fixed or floating rates of interest.
The Fund may invest in asset-backed and receivable-backed securities.
     Several types of asset-backed and receivable-backed securities have been offered to investors, including interests in pools of credit card receivables and motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on these securities are passed through to certificate holders. In addition, asset-backed securities often carry credit protection in the form of extra collateral, subordinate certificates, cash reserve accounts and other enhancements. An investor's return on these securities may be affected by early prepayment of principal on the underlying receivables or sales contracts. Any asset-backed or receivable-backed securities held by the Fund must comply with the portfolio maturity and quality requirements contained in Rule 2a-7 under the 1940 Act. The Fund will monitor the performance of these investments and will not acquire any such securities unless rated in the highest category by at least two nationally-recognized statistical rating organizations ("NRSROs").
As stated in the Fund's Prospectus, the Fund may invest in obligations issued by state and local government entities. Municipal securities are issued by various public entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are considered to be municipal securities and may be purchased by the Fund. Dividends paid by the Fund that are derived from interest on such municipal securities would be taxable to the Fund's investors for federal income tax purposes.
The SEC has adopted Rule 144A under the Securities Act of 1933, as amended
     (the "1933 Act"), that allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.
The adviser will monitor the liquidity of restricted and other illiquid securities under the supervision of the Trustees. In reaching liquidity decisions with respect to Rule 144A securities, the adviser will consider, inter alia, the following factors: (1) the unregistered nature of a Rule 144A security, (2) the frequency of trades and quotes for a Rule 144A security, (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers, (4) dealer undertakings to make a market in the Rule 144A security, (5) the trading markets for the Rule 144A security, and (6) the nature of the Rule 144A security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A security, the method of soliciting offers, and the mechanics of the transfer).
The Appendix to this Statement of Additional Information contains a description of the relevant rating symbols used by NRSROs for commercial obligations that may be purchased by the Fund.
The Fund may invest in mortgage-backed securities issued by U.S. Government agencies or instrumentalities consisting of mortgage pass-through securities or collateralized mortgage obligations (CMOs"). Mortgage pass-through securities in which the Fund may invest represent a partial ownership interest in a pool of residential mortgage loans and are issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively referred to as



     "Mortgage Assets"). CMOs in which the Fund may invest are issued by GNMA, FNMA and FHLMC. In a CMO, a series of bonds or certificates are usually issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly, or semiannual basis. The Fund expects that mortgage-backed securities will only be purchased in connection with repurchase transactions.

CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as being issued by the credit enhancer for diverification purposes. However, under certain circumstances applicable regulations may require the Fund to treat securities as having been issued by both the issuer and the credit enhancer.

INVESTMENT LIMITATIONS

The Fund's Prospectus summarizes certain investment limitations that may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. Investment limitations numbered 1 through 7 may not be changed without the approval of shareholders; investment limitations 8 through 13 may be changed by the Trustees without shareholder approval at any time.
The Fund may not:
1. Purchase securities of any one issuer if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation and provided that there is no limitation with respect to investments in U.S. Government securities.
2. Borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks or, subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge, or hypothecate its assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets. Additional investments will not be made when borrowings exceed 5% of the Fund's assets.
3. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued by domestic banks.
4. Make loans, except that the Fund may (i) purchase or hold debt obligations in accordance with its investment objective and policies,
     (ii) enter into repurchase agreements for securities, (iii) lend portfolio securities as described in the Prospectus, and (iv) subject to specific authorization by the SEC, lend money to other funds advised by the adviser or an affiliate of the adviser.
5. Act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under applicable securities laws in selling portfolio securities.
6. Purchase or sell real estate or real estate limited partnerships, provided that the Fund may purchase securities of issuers which invest in real estate or interests therein.
7. Purchase or sell commodities contracts, or invest in oil, gas or mineral exploration or development programs or in mineral leases.
8. Knowingly invest more than 10% of the value of the Fund's assets in securities that may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations.
9. Purchase securities on margin, make short sales of securities, or maintain a short position.
10. Write or sell puts, calls, straddles, spreads, or combinations thereof.
11. Invest in securities if as a result the Fund would then have more than 15% of its total assets in securities of companies (including predecessors) with less than three years of continuous operation.



12. Purchase securities of other investment companies except as permitted under the 1940 Act or in connection with a merger, consolidation, acquisition, or reorganization.
13.  Invest in warrants.

Further, with respect to the above-stated third limitation, the Fund will consider wholly-owned finance companies to be in the industries of their parents, if their activities are primarily related to financing the activities of their parents, and will divide utility companies according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.


REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Act. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will also determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.







MONEY MARKET OBLIGATIONS TRUST II MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust II, and principal occupations.


John F. Donahue@*
     Federated Investors Tower
     Pittsburgh, PA
     Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated
     Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.


Thomas G. Bigley
     28th Floor, One Oxford Centre
     Pittsburgh, PA
     Birthdate:  February 3, 1934
Trustee



Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior
     Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
     Wood/IPC Commercial Department
     John R. Wood and Associates, Inc., Realtors
     3255 Tamiami Trail North
     Naples, FL
     Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
     R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development
     Corporation; Director or Trustee of the Funds.


William J. Copeland
     One PNC Plaza - 23rd Floor
     Pittsburgh, PA
     Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.;
     formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.





J. Christopher Donahue*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated
     Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

James E. Dowd
     571 Hayward Mill Road
     Concord, MA
     Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Trustee of the
     Funds.


Lawrence D. Ellis, M.D.*
     3471 Fifth Avenue, Suite 1111



     Pittsburgh, PA
     Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director,
     University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
     Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
     Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park
     Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
     Seacliff
     562 Bellevue Avenue
     Newport, RI
     Birthdate:  March 16, 1942
Trustee



Consultant; Former State Representative, Commonwealth of Massachusetts;
     formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.





Gregor F. Meyer
     Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
     Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare,
     Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
     President, Duquesne University
     Pittsburgh, PA
     Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica,
     Murray and Hogue; Director or Trustee of the Funds.



Wesley W. Posvar
     1202 Cathedral of Learning
     University of Pittsburgh
     Pittsburgh, PA
     Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie
     Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
     4905 Bayard Street
     Pittsburgh, PA
     Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's
     Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Edward C. Gonzales
     Federated Investors Tower



     Pittsburgh, PA
     Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President,
     Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.



John W. McGonigle
     Federated Investors Tower
     Pittsburgh, PA
     Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors;
     Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.



Richard B. Fisher
     Federated Investors Tower
     Pittsburgh, PA
     Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and
     Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


* This Trustee is deemed to be an `interested person'' as defined in the Investment Company Act of 1940.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies:
111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated
     Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated



     Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Investment Portfolios; Federated Investment Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
     2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.



As of March 15, 1996, the following shareholders of record owned 5% or more of the outstanding Class A Shares of the Fund: Harris Trust and Savings Bank, Chicago, IL, owned approximately 10.12% shares held of record; and Unisys Corporation, Bluebell, PA, owned approximately 7.56% shares held of record.
As of March 15, 1996, the following shareholders of record owned 5% or more of the outstanding Class B Shares of the Fund: Harris Trust and Savings Bank, Chicago, IL, owned approximately 53.29% shares held of record; and Hare & Co., New York, NY, owned approximately 45.38% shares held of record.
As of March 15, 1996, the following shareholders of record owned 5% or more of the outstanding Class E Shares of the Fund: Heart Special Trust Account., New York, NY, owned approximately 99.99% shares held of record.
TRUSTEES COMPENSATION

BOARD OF TRUSTEES - LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

     AGGREGATE
NAME ,                   COMPENSATION
POSITION WITH            FROM                TOTAL COMPENSATION PAID
TRUST                    TRUST               FROM FUND COMPLEX *


James A. Carbone,        $0               $0 for the Trust and
Co-Chairman and Trustee                   Fund Complex(2)

Andrew Gordon,           $0               $0 for the Trust and
Co-Chariman, Trustee and President           Fund Complex(2)
Charles Barber,          $25,000          $25,000 for the Trust and
Trustee                                   Fund Complex(1)

Burt N. Dorsett,         $25,000          $52,500 for the Trust and
Trustee                                   Fund Complex(2)

Edward J. Kaier,         $25,000          $25,000 for the Trust and
Trustee                                   Fund Complex(1)

S. Donald Wiley,         $25,000          $25,000 for the Trust and
Trustee                                   Fund Complex(1)


* Represents the total compensation paid to such persons by all investment companies (including the Trust) from which such person received compensation during the fiscal year ended January 31, 1996 that are considered part of the same `fund complex'' as the Trust because they have common or affiliated investment advisers. The parenthetical number represents the number of such investment companies, including the Trust.

BOARD OF TRUSTEES - MONEY MARKET OBLIGATIONS TRUST II

     AGGREGATE
NAME ,                   COMPENSATION
POSITION WITH            FROM                TOTAL COMPENSATION PAID
TRUST**                  TRUST*#          FROM FUND COMPLEX +


John F. Donahue          $0               $0 for the Trust and
Chairman and Trustee                      54 other investment companies in
                                          the Fund Complex

Thomas G. Bigley         $0               $86,331 for the Trust and
Trustee                                   54 other investment companies in
                                          the Fund Complex

John T. Conroy, Jr.      $0               $115,760 for the Trust and
Trustee                                   54 other investment companies in
                                          the Fund Complex

William J. Copeland      $0               $115,760 for the Trust and
Trustee                                   54 other investment companies in
                                          the Fund Complex

J. Christopher Donahue   $0               $0 for the Trust and
President and Trustee                     16 other investment companies in
                                          the Fund Complex

James E. Dowd            $0               $115,760 for the Trust and
Trustee                                   54 other investment companies in
                                          the Fund Complex

Lawrence D. Ellis, M.D.  $0               $104,898 for the Trust and
Trustee                                   54 other investment companies in
                                          the Fund Complex

Edward L. Flaherty, Jr.  $0               $115,760 for the Trust and
Trustee                                   54 other investment companies in
                                          the Fund Complex

Peter E. Madden          $0               $104,898 for the Trust and
Trustee                                   54 other investment companies in
                                          the Fund Complex

Gregor F. Meyer          $0               $104,898 for the Trust and
Trustee                                   54 other investment companies in
                                          the Fund Complex

John E. Murray, Jr.,     $0               $104,898 for the Trust and
Trustee                                   54 other investment companies in
                                          the Fund Complex

Wesley W. Posvar         $0               $104,898 for the Trust and
Trustee                                   54 other investment companies in
                                          the Fund Complex

Marjorie P. Smuts        $0               $104,898 for the Trust and
Trustee                                   54 other investment companies in
                                          the Fund Complex


* Information is furnished for the fiscal year ended January 31, 1996. **New Board of Trustees as of November 13, 1996, per shareholder approval. # The aggregate compensation is provided for the Trust which is comprised of three portfolios.
+ The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated



     Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Prior to November 13, 1996, Lehman Brothers Global Asset Management, New
     York, NY, was the investment adviser for the Fund.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. During the fiscal year ended January 31, 1996, Lehman Brothers Global Asset Management (the `former adviser''), New York, NY, served as the
     Fund's adviser. For the fiscal years ended 1996 and 1995, and for the fiscal period ended Janaury 31, 1994, the Fund paid the former adviser $4,452,829, $2,386,734, and $1,165,899, respectively. Waivers by the former adviser of advisory fees and reimbursement of expenses to maintain the Fund's operating expense ratios at certain levels for the fiscal years ended 1996 and 1995, and for the fiscal period ended Janaury 31, 1994, amounted to $0 and $0; $1,171,734 and $0; and $1,165,899 and $0, respectively.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended January 31, 1996, 1995 and 1994 the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, Pittsburgh, PA, a subsidiary of Federated
     Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. FDISG (the `former administrator'), a subsidiary of First Data Corporation, Boston, MA, served as the Fund's administrator prior to November 13, 1996. For the fiscal years ended 1996 and 1995, and for the fiscal period ended Janaury 31, 1994, the Fund paid the former administrator $4,452,829, $2,386,734, and $1,165,899, respectively. Waivers by the former administrator of administration fees and reimbursement of expenses to maintain the Fund's operating expense ratios at certain levels for the fiscal years ended 1996 and 1995, and for the fiscal period ended Janaury 31, 1994 amounted to $3,282,923 and $0; $1,815,227 and $0; and
     $1,165,899 and $115,300, respectively.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses. Prior to November 13,



     1996, Boston Safe, Boston, MA, a wholly-owned subsidiary of Mellon Bank Corporation, served as the custodian for the Fund.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. Prior to November 13, 1996, FDISG served as the Fund's tranfer agent.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh,
     PA. Prior to November 13, 1996, Ernst & Young LLP, Boston, MA were the independent auditors for the Fund.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder
     Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services



     Agreement, the Board of Trustees expects that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
     (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
Prior to November 13, 1996, the Fund entered into agreements with Service
     Organizations whose customers are the beneficial owners of what were formerly called Class B Shares and Class E Shares. For the fiscal year ended January 31, 1996, the following service fees were paid by the Fund: Class B Shares, $960,077; and Class E Shares, $17,459. For the fiscal year ended January 31, 1995, the following service fees were paid by the Fund: Class B Shares, $726,035; and Class E Shares, $5,834. For the period February 8, 1993 (commencement of operations) to January 31, 1994, the following service fees were paid by the Fund:
     Class B Shares $127,731. Class E Shares were not offered by the Fund during the fiscal period ended January 31, 1994.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than
     0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.



THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

For the seven-day period ended January 31, 1996, the yield for
     Institutional Shares was 5.57%.
For the seven-day period ended January 31, 1996, the yield for
     Institutional Shares was 5.50%.*
For the seven-day period ended January 31, 1996, the yield for
     Institutional Service Shares was 5.32%.
For the seven-day period ended January 31, 1996, the yield for
     Institutional Service Shares was 5.25%.*
For the seven-day period ended January 31, 1996, the yield for
     Institutional Capital Shares was 5.42%.
For the seven-day period ended January 31, 1996, the yield for
     Institutional Capital Shares was 5.35%.*
* Estimated yield without fee waivers and/or expense reimbursements.

EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended January 31, 1996, the effective yield for
     Institutional Shares was 5.71%.
For the seven-day period ended January 31, 1996, the effective yield for Institutional Shares was 5.64%.*



For the seven-day period ended January 31, 1996, the effective yield for
     Institutional Service Shares was 5.45%.
For the seven-day period ended January 31, 1996, the effective yield for
     Institutional Service Shares was 5.38%.*
For the seven-day period ended January 31, 1996, the effective yield for
     Institutional Capital Shares was 5.56%.
For the seven-day period ended January 31, 1996, the effective yield for
     Institutional Capital Shares was 5.48%.*
* Estimated yield without fee waivers and/or expense reimbursements.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
o IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
O BANK RATE MONITOR(C) NATIONAL INDEX, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.



TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned its high rankings in several DALBAR Surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

FINANCIAL STATEMENTS

The Trust's Annual Report for the fiscal year ended January 31, 1996, is incorporated into this Statement of Additional Information by reference in its entirety.

*Source: Investment Company Institute


APPENDIX

STANDARD AND POOR'S RATINGS GROUP LONG-TERM DEBT RATINGS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.



AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.
B--Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
CI--The rating CI is reserved for income bonds on which no interest is being paid.
D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
PLUS (+) or MINUS (-)The rating of "AA" may be modified by the addition of a plus or minus sign to show relative standing within this rating category.
MOODY'S INVESTORS SERVICE, INC. LONG-TERM DEBT RATINGS
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.



     While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
BAA--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Con. (---) - Municipal Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or
     (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.
Moody's applies numerical modifiers 1, 2 and 3 in generic classification of "Aa" in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the company ranks at the lower end of its generic rating category.



Those municipal bonds in the `Aa'' to ``B'' groups which Moody's believes possess the strongest investment attributes are designated by the symbols `Aa1,'' ``A1,'' `Baa1,'' ``Ba1,'' and `B1.''
FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
C--Bonds are in imminent default in payment of interest or principal.
DDD, DD, AND D--Bonds are in default on interest and/or principal payments.
     Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.
NR--NR indicates that Fitch does not rate the specific issue.
PLUS (+) OR MINUS (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.
To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" or "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.
DUFF & PHELPS CREDIT RATING CO. LONG-TERM DEBT RATINGS



AAA--Highest credit quality.  The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
AA+, AA, AA- --High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.
A+, A, A- --Protection factors are average but adequate.  However, risk factors are more variable and greater in periods of economic stress. BBB+, BBB, BBB- --Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.
BB+, BB, BB- --Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.
B+, B, B- --Below investment grade and possessing risk that obligation will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.
CCC--Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.
DD--Defaulted debt obligations.  Issuer failed to meet scheduled principal and/or interest payments.
DP-Preferred stock with dividend arrearages.
THOMSON BANKWATCH LONG-TERM DEBT RATINGS



Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long-term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the two highest rating categories used by Thomson BankWatch for long-term debt ratings:
"AAA" - This designation represents the highest category assigned by
     Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high
"AA" -    This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.
"A"  -    This designation indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.
PLUS (+) OR MINUS (-) -The ratings may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


IBCA, INC. LONG-TERM DEBT RATINGS
IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the two highest categories used by IBCA for long-term debt ratings:



"AAA"     - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.
"AA"  -   Obligations for which there is a very low expectation of
     investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.
"A"  -     Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business economic or financial conditions may lead to increased investment risk.
IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within these rating categories.
MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
o    Leading market positions in well established industries.
o    High rates of return on funds employed.
o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
o Broad margins in earning coverage of fixed financial charges and high internal cash generation.



o Well established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
FITCH INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.
Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.
DUFF & PHELPS CREDIT RATING CO. COMMERCIAL PAPER RATING DEFINITIONS
The two highest rating categories of Duff & Phelps for investment grade commercial paper are `D-1'' and ``D-2.'' Duff & Phelps employs three designations, `D-1+,'' ``D-1'' and `D-1-,'' within the highest rating category. The following summarizes the two highest rating categories used by Duff & Phelps for commercial paper:
"D-1+"    - Debt possesses highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.
"D-1"     - Debt possesses very high certainty of timely payment.
     Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.
"D-1-"   - Debt possesses high certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.
"D-2"   -  Debt possesses good certainty of timely payment.  Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.
THOMSON BANKWATCH COMMERCIAL PAPER RATING DEFINITIONS
Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less. The following summarizes the two highest ratings used by Thomson BankWatch:
"TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.
`TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high a for issues rated "TBW-1."



IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS
IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The highest rating category or IBCA for short-term debt is "A." IBCA employs two designations, "A1+" and "A1," within the highest rating category. The following summarizes the two highest rating categories used by IBCA for short-term debt ratings:
"A1"  -  Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.
"A2" -    Obligations are supported by a good capacity for timely
     repayment.
STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATINGS
A Standard & Poor's rating reflects the liquidity factors and market access risks unique to notes due in the three years or less. The following summarizes the two highest rating categories used by Standard & Poor's Corporation for municipal notes:
"SP-1"    - The issuers of these municipal notes exhibit strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay are given a plus (+) designation.
`SP-2''   - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
MOODY'S INVESTORS SERVICE, INC. MUNICIPAL NOTE RATINGS
Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as "VMIG." The following summarizes the two highest ratings used by Moody's Investors Service, Inc. for short-term notes:
"MIG-1"/"VMIG-1" - This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
"MIG-2"/"VMIG-2" - This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group. Duff & Phelps and Fitch use the short-term ratings describedunder
     Commercial Paper Ratings for municipal notes.







--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

PRIME VALUE OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
(FORMERLY, PRIME VALUE MONEY MARKET FUND, A PORTFOLIO OF
LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST)
INSTITUTIONAL SHARES (FORMERLY, CLASS A SHARES)



PROSPECTUS


The Institutional Shares (formerly, Class A Shares) of Prime Value Obligations Fund (formerly, Prime Value Money Market Fund) (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in a broad range of short-term money market securities to provide a high level of current income consistent with stability of principal and liquidity.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.


This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated May 30, 1996



(Revised November 15, 1996), with the Securities and Exchange Commission (the "SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http:// www.sec.gov.).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated May 30, 1996

(Revised November 15, 1996)


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------




FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES                                     2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                       7

FUND INFORMATION                                                               7
------------------------------------------------------
  Management of the Fund                                                       7
  Distribution of Institutional Shares                                         8
  Administration of the Fund                                                   9
  Expenses of the Fund and Institutional
    Shares                                                                     9
NET ASSET VALUE                                                               10
------------------------------------------------------

HOW TO PURCHASE SHARES                                                        10
------------------------------------------------------

HOW TO REDEEM SHARES                                                          11
------------------------------------------------------




ACCOUNT AND SHARE INFORMATION                                                 12
------------------------------------------------------

TAX INFORMATION                                                               13
------------------------------------------------------
  Federal Income Tax                                                          13
  State and Local Taxes                                                       13

OTHER CLASSES OF SHARES                                                       13
------------------------------------------------------

PERFORMANCE INFORMATION                                                       14
------------------------------------------------------

ADDRESSES                                                                     15
------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                              INSTITUTIONAL SHARES
                        SHAREHOLDER TRANSACTION EXPENSES



Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)........     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)................................................     None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)................................................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)...................     None
Exchange Fee.........................................................................     None
ANNUAL OPERATING EXPENSES
  (As a percentage of projected average net assets)*
Management Fee (after waiver)(1).....................................................    0.01%
12b-1 Fee............................................................................     None
Total Other Expenses.................................................................    0.17%
     Shareholder Services Fee(2).............................................   0.00%
Total Operating Expenses(3)..........................................................    0.18%





(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.


(2) There is no present intention of paying or accruing the shareholder services fee during the fiscal year ending January 31, 1997 for Institutional Shares. If Institutional Shares were paying or accruing the shareholder services fee, Institutional Shares would pay up to 0.25% of its average daily net assets for the shareholder services fee. See "Fund Information."


(3) The total operating expenses are estimated to be 0.37% absent the anticipated voluntary waiver of a portion of the management fee.


*Total Institutional Shares operating expenses are estimated based on average expenses expected to be incurred during the fiscal year ending January 31, 1997. During the course of this period, expenses may be more or less than the average amount shown.


     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INSTITUTIONAL SHARES WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE



VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.





                        EXAMPLE                            1 year    3 years    5 years    10 years
--------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period.............     $2        $ 6        $10        $ 23






     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE INSTITUTIONAL SHARES' FISCAL YEAR ENDING JANUARY 31, 1997.


PRIME VALUE OBLIGATIONS FUND
(FORMERLY, PRIME VALUE MONEY MARKET FUND)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
(FORMERLY, CLASS A SHARES)
--------------------------------------------------------------------------------


The following financial highlights for the fiscal year ended January 31, 1996 are derived from the Fund's financial statements audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the Trust's Annual Report dated January 31, 1996. This information should be read in conjunction with the financial statements and notes thereto that also appear in the Trust's Annual Report.






                                                              PRIME VALUE OBLIGATIONS FUND
                                                        ----------------------------------------
                                                         YEAR          YEAR            PERIOD
                                                         ENDED         ENDED           ENDED
                                                        1/31/96       1/31/95         1/31/94*
                                                        -------       -------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $1.00         $1.00            $1.00
-----------------------------------------------------   -------       -------       ----------
  Net investment income (1)                              0.0594        0.0442           0.0315
-----------------------------------------------------
  Dividends from net investment income                  (0.0594)      (0.0442)         (0.0315)
-----------------------------------------------------   -------       -------       ----------
NET ASSET VALUE, END OF PERIOD                            $1.00         $1.00            $1.00
-----------------------------------------------------   -------       -------       ----------
TOTAL RETURN (2)                                           6.10%         4.51%            3.21%
-----------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
-----------------------------------------------------
  Net assets, end of period (in 000's)                  $2,754,390    $1,470,317    $3,981,184
-----------------------------------------------------
  Ratio of net investment income to average net
     assets                                                5.93%         4.20%            3.23%(3)
-----------------------------------------------------
  Ratio of operating expenses to average net assets
     (4)                                                   0.17%         0.09%            0.07%(3)



-----------------------------------------------------






  * The Institutional Shares commenced operations on February 8, 1993.

(1) Net investment income per share before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for the Institutional Shares was $0.0585 and $0.0426, respectively, for the years ended January 31, 1996 and 1995 and $0.0287 for the period ended January 31, 1994 for the Prime Value Obligations Fund.

(2) Total return represents aggregate total return for the periods indicated.

(3) Annualized.

(4) Annualized expense ratios before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for Institutional Shares were 0.25% and 0.25%, respectively, for the years ended January 31, 1996 and 1995 and 0.36% for the period ended January 31, 1994 for the Prime Value Obligations Fund.



GENERAL INFORMATION





--------------------------------------------------------------------------------



The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 25, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in a broad range of short-term money market securities. A minimum initial investment of $1,000,000 over a one-year period is required.



The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.


INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE





The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity. This investment objective may be changed by the Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES


The Fund pursues its investment objective by investing in a portfolio consisting of a broad range of short-term money market securities, including U.S. government and U.S. bank and commercial obligations and repurchase agreements relating to such obligations. The Fund may also invest in securities of foreign issuers. The Fund only invests in securities that are payable in U.S. dollars and that have (or, pursuant to regulations adopted by the SEC will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund. Certain securities held by the Fund may have remaining maturities in excess of stated limitations discussed below if securities provide for adjustments in their interest rates not less frequently than such time limitations. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval.


ACCEPTABLE INVESTMENTS. The Fund invests in securities rated by the "Requisite NRSROs." "Requisite NRSROs" means (a) any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security.


Currently, there are six NRSROs: Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies ("S&P"); Moody's Investors Service, Inc. ("Moody's"); Fitch Investors Services, Inc. ("Fitch"); Duff and Phelps, Inc.; IBCA Limited and its affiliate, IBCA, Inc.; and Thomson Bankwatch. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Statement of Additional Information.


The Fund will limit its portfolio investments to securities that the Trustees determine present minimal credit risks and which are "Eligible Securities" at the time of acquisition by the Fund. The term "Eligible Securities" includes securities rated by the Requisite NRSROs in one of the two highest short-term rating categories, securities of issuers that have received such rating with respect to other short-term debt securities and comparable unrated securities. Certain of the Fund's Eligible Securities may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.


The Fund generally may not invest more than 5% of its total assets in the securities of any one issuer, except for U.S. government securities. The Fund may not invest more than 1% of its total assets in comparable unrated securities ("Second Tier Securities") of any one issuer. The Fund may invest more than 5% (but no more than 25%) of the Fund's total assets in the securities of a single issuer for a period of up to three business days, provided that (a) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such rating with respect to other short-term debt securities or are comparable unrated securities, and (b) the Fund does not make more than one such investment at any one time.


The Fund may purchase obligations of issuers in the banking industry, such as commercial paper, notes, certificates of deposit, bankers' acceptances and time deposits and U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having capital, surplus or undivided profits in excess of $100,000,000 at the time of investment.



The Fund may also invest in obligations issued by state and local government agencies.





U.S. GOVERNMENT OBLIGATIONS. The Fund may purchase obligations issued or guaranteed by the U.S. government and U.S. government agencies and instrumentalities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which differ in interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies or instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of the securities may vary during the period an investor owns shares of the Fund.

REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price within one year from the date of acquisition ("repurchase agreements"). The Fund will not invest more than 10% of the value of its net assets in repurchase agreements with terms which exceed seven days. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Fund would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. The Fund may engage in reverse repurchase agreements provided that the amount of the reverse repurchase agreements and any other borrowings does not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

WHEN-ISSUED SECURITIES.  The Fund may purchase securities on a "when-issued"



basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

ILLIQUID SECURITIES. The Fund will not knowingly invest more than 10% of the value of its total net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Fund may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that it is purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors, like the Fund, through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities.

FOREIGN SECURITIES. The Fund may invest substantially in securities of foreign issuers, including obligations of foreign banks or foreign branches of U.S. banks, and debt securities of foreign issuers, where the adviser deems the instrument to present minimal credit risks. Investments in foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers.


U.S. TREASURY STRIPS. The Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Treasury. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended (the "Code"), investments by the Fund in STRIPS will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. In accordance with Rule 2a-7, the Fund's investments in STRIPS are limited to those with maturity components not exceeding thirteen months.


LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities up to one-third of the value of its total assets to U.S. and foreign broker/dealers, banks or other institutional borrowers of securities that the adviser has determined are creditworthy under guidelines established by the Trustees. The Fund will receive collateral in the form of cash, letters of credit, or securities of the U.S. government or its agencies equal to at least 100% of the value of the securities owned.


VARIABLE AND FLOATING RATE SECURITIES. The interest rates payable on certain securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods. Interest on a floating rate obligation is adjusted whenever there is a change in the market rate of interest on which the interest rate payable is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation. The Fund will take demand or reset features into consideration in determining the average portfolio duration of the Fund and the effective maturity of individual securities. The failure of the issuer or a third party to honor its obligations under a demand or put feature might also require a variable or floating rate obligation to be treated as illiquid for purposes of the Fund's limitation on illiquid investments.


INVESTMENT LIMITATIONS

The Fund's investment objective and policies described above are not fundamental and may be changed by the Trustees without the approval of shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The Fund's investment limitations described below may not be changed without the affirmative vote of the holders of a majority of its outstanding shares. There can be no assurance that the Fund will achieve its investment objective. (A complete list of the investment limitations that cannot be changed without the approval of shareholders is contained in the Statement of Additional Information under "Investment Objective and Policies.")

The Fund may not:




1. Borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing.


2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that the Fund intends to invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. Government securities or in bank instruments issued or enhanced by approved banks.



FUND INFORMATION

--------------------------------------------------------------------------------





MANAGEMENT OF THE FUND



BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.



INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.



     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.



     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.



     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.






Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.



DISTRIBUTION OF INSTITUTIONAL SHARES



Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



SHAREHOLDER SERVICES.  The Fund has entered into a Shareholder Services



Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain personal services for shareholders and to maintain shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.




Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



Currently, Institutional Shares are accruing no shareholder services fees.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.



ADMINISTRATION OF THE FUND



ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:






                          AVERAGE AGGREGATE
MAXIMUM FEE                DAILY NET ASSETS
------------     ------------------------------------
   0.15%              on the first $250 million
   0.125%              on the next $250 million
   0.10%               on the next $250 million
   0.075%        on assets in excess of $750 million







The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.



EXPENSES OF THE FUND AND INSTITUTIONAL SHARES



Holders of Institutional Shares pay their allocable portion of Trust and Fund expenses.



The Fund pays all of its own expense and its allocable share of Trust expenses. These expenses include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Trust and its shares; Trustees fees; meetings of Trustees and shareholders and proxy solicitations therefor; auditing, accounting and legal services; investment advisory and administrative services; custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; issuing, purchasing, repurchasing, and redeeming shares; reports to government agencies; preparing, printing and mailing documents to shareholders such as financial statements, prospectuses and proxies; taxes and commissions; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise. Certain expenses may be allocated to each class as deemed appropriate. At present, the only expenses allocated to any class are expenses under a Shareholder Services Agreement which relate to that class.



NET ASSET VALUE


--------------------------------------------------------------------------------



The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.






The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



HOW TO PURCHASE SHARES


--------------------------------------------------------------------------------



Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.



To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.



PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Prime Value Obligations Fund-Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Prime Value Obligations Fund--Institutional Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.



INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.



HOW TO REDEEM SHARES

--------------------------------------------------------------------------------


Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.



REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received after 3:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.



Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.





In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.




REDEEMING SHARES BY MAIL. Shares may be redeemed by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: Prime Value Obligations Fund--Institutional Shares; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.





Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.



ACCOUNT AND SHARE INFORMATION

--------------------------------------------------------------------------------


DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.



CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.



CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.



ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.



VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.



Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.



TAX INFORMATION

--------------------------------------------------------------------------------


FEDERAL INCOME TAX



The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.



Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.



STATE AND LOCAL TAXES



In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.



Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.






OTHER CLASSES OF SHARES

--------------------------------------------------------------------------------


The Fund also offers other classes. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Capital Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.



All classes are subject to certain of the same expenses.



Neither Institutional Service Shares nor Institutional Capital Shares are distributed with a 12b-1 Plan, but both are subject to shareholder services fees.



Expense differences between classes may affect the performance of each class.






To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.




PERFORMANCE INFORMATION


--------------------------------------------------------------------------------



From time to time, the Fund advertises its yield, effective yield, and total return. The performance figures will be calculated separately for each class of shares.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




ADDRESSES

--------------------------------------------------------------------------------





Prime Value Obligations Fund
                Institutional Shares                         Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Investment
  Adviser
                Federated Management                         Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and Trust Company          c/o Federated Services Company
                                                             P.O. Box 8600
                                                             Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder                        P.O. Box 8600
                Services Company                             Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Independent Auditors
                Ernst & Young LLP                            One Oxford Centre
                                                             Pittsburgh, Pennsylvania 15219
------------------------------------------------------------------------------------------------










--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                           PRIME VALUE OBLIGATIONS
                                           FUND
                                           (FORMERLY, PRIME VALUE MONEY MARKET
                                           FUND)

                                           INSTITUTIONAL SHARES
                                           (FORMERLY, CLASS A SHARES)

                                           PROSPECTUS



                                           A Portfolio of Money Market
                                           Obligations Trust II (formerly,
                                           Lehman Brothers
                                           Institutional Funds Group Trust), an
                                           Open-End
                                           Management Investment Company





                                           Prospectus dated May 30, 1996


                                           (Revised November 15, 1996)


LOGO
       Cusip
       G01881-01-IS (11/96)





--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

PRIME VALUE OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
(FORMERLY, PRIME VALUE MONEY MARKET FUND, A PORTFOLIO OF
LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST)
INSTITUTIONAL SERVICE SHARES (FORMERLY, CLASS B SHARES)
PROSPECTUS





The Institutional Service Shares (formerly, Class B Shares) of Prime Value Obligations Fund (formerly, Prime Value Money Market Fund) (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in a broad range of short-term money market securities to provide a high level of current income consistent with stability of principal and liquidity.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.


This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated May 30, 1996 (Revised November 15, 1996), with the Securities and Exchange Commission (the "SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov.).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated May 30, 1996

(Revised November 15, 1996)


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INSTITUTIONAL



    SERVICE SHARES                                                             2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                       7

FUND INFORMATION                                                               7
------------------------------------------------------
  Management of the Fund                                                       7

  Distribution of Institutional Service Shares                                 8

  Administration of the Fund                                                   9
  Expenses of the Fund and Institutional
    Service Shares                                                             9

NET ASSET VALUE                                                                9

------------------------------------------------------

HOW TO PURCHASE SHARES                                                        10
------------------------------------------------------




HOW TO REDEEM SHARES                                                          11
------------------------------------------------------

ACCOUNT AND SHARE INFORMATION                                                 12
------------------------------------------------------


TAX INFORMATION                                                               12

------------------------------------------------------

  Federal Income Tax                                                          12

  State and Local Taxes                                                       13

OTHER CLASSES OF SHARES                                                       13
------------------------------------------------------


PERFORMANCE INFORMATION                                                       13

------------------------------------------------------


ADDRESSES                                                                     14

------------------------------------------------------





SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                          INSTITUTIONAL SERVICE SHARES
                        SHAREHOLDER TRANSACTION EXPENSES



Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)........     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)................................................     None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)................................................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)...................     None
Exchange Fee.........................................................................     None
ANNUAL OPERATING EXPENSES
(As a percentage of projected average net assets)*
Management Fee (after waiver)(1).....................................................    0.01%
12b-1 Fee............................................................................     None
Total Other Expenses.................................................................    0.42%
  Shareholder Services Fee...................................................   0.25%
Total Operating Expenses(2)..........................................................    0.43%





(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.


(2) The total operating expenses are estimated to be 0.62% absent the anticipated voluntary waiver of a portion of the management fee.



*Total Institutional Service Shares operating expenses are estimated based on average expenses expected to be incurred during the fiscal year ending January 31, 1997. During the course of this period, expenses may be more or less than the average amount shown.


  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INSTITUTIONAL SERVICE SHARES WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.





                        EXAMPLE                            1 year    3 years    5 years    10 years
--------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000
  investment, assuming
  (1) 5% annual return and (2) redemption at the end of
  each time period......................................     $4        $14        $24        $ 54






  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE INSTITUTIONAL SERVICE SHARES' FISCAL YEAR ENDING JANUARY 31, 1997.


PRIME VALUE OBLIGATIONS FUND

(FORMERLY, PRIME VALUE MONEY MARKET FUND)


FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
(FORMERLY, CLASS B SHARES)
--------------------------------------------------------------------------------


The following financial highlights for the fiscal year ended January 31, 1996, are derived from the Fund's financial statements audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the Trust's Annual Report dated January 31, 1996. This information should be read in conjunction with the financial statements and notes thereto that also appear in the Trust's Annual Report.






                                                              PRIME VALUE OBLIGATIONS FUND
                                                        ----------------------------------------
                                                         YEAR          YEAR            PERIOD
                                                         ENDED         ENDED           ENDED
                                                        1/31/96       1/31/95         1/31/94*
                                                        -------       -------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $1.00         $1.00            $1.00
-----------------------------------------------------   -------       -------       ----------
  Net investment income (1)                              0.0569        0.0417           0.0125
-----------------------------------------------------
  Dividends from net investment income                  (0.0569)      (0.0417)         (0.0125)
-----------------------------------------------------   -------       -------       ----------
NET ASSET VALUE, END OF PERIOD                            $1.00         $1.00            $1.00
-----------------------------------------------------   -------       -------       ----------
TOTAL RETURN (2)                                           5.84%         4.26%            1.26%
-----------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
-----------------------------------------------------
  Net assets, end of period (in 000's)                  $20,372       $21,739          $17,504
-----------------------------------------------------
  Ratio of net investment income to average net
     assets                                                5.68%         3.95%            2.98%(3)
-----------------------------------------------------
  Ratio of operating expenses to average net assets
     (4)                                                   0.42%         0.34%            0.32%(3)



-----------------------------------------------------







  * The Institutional Service Shares commenced operations on September 1, 1993 with respect to Prime Value Obligations Fund.



(1) Net investment income per share before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for the Institutional Service Shares was $0.0560 and $0.0398, respectively, for the years ended January 31, 1996 and 1995 and $0.0113 for the period ended January 31, 1994 for the Prime Value Obligations Fund.


(2) Total return represents aggregate total return for the periods indicated.

(3) Annualized.


(4) Annualized expense ratios before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for Institutional Service Shares were 0.50% and 0.50%, respectively, for the years ended January 31, 1996 and 1995 and 0.61% for the period ended January 31, 1994 for the Prime Value Obligations Fund.







GENERAL INFORMATION

--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 25, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in a broad range of short-term money market securities. A minimum initial investment of $1,000,000 over a one-year period is required.



The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.





INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity. This investment objective may be changed by the Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES


The Fund pursues its investment objective by investing in a portfolio consisting of a broad range of short-term money market securities, including U.S. government and U.S. bank and commercial obligations and repurchase agreements relating to such obligations. The Fund may also invest in securities of foreign issuers. The Fund only invests in securities that are payable in U.S. dollars and that have (or, pursuant to regulations adopted by the SEC will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund. Certain securities held by the Fund may have remaining maturities in excess of stated limitations discussed below if securities provide for adjustments in their interest rates not less frequently than such time limitations. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval.


ACCEPTABLE INVESTMENTS. The Fund invests in securities rated by the "Requisite NRSROs." "Requisite NRSROs" means (a) any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. Currently, there are six NRSROs: Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies ("S&P"); Moody's Investors Service, Inc. ("Moody's"); Fitch Investors Services, Inc.


("Fitch"); Duff and Phelps, Inc.; IBCA Limited and its affiliate, IBCA, Inc.; and Thomson Bankwatch. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Statement of Additional Information.


The Fund will limit its portfolio investments to securities that the Trustees determine present minimal credit risks and which are "Eligible Securities" at the time of acquisition by the Fund. The term "Eligible Securities" includes securities rated by the Requisite NRSROs in one of the two highest short-term rating categories, securities of issuers that have received such rating with respect to other short-term debt securities and comparable unrated securities. Certain of the Fund's Eligible Securities may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.


The Fund generally may not invest more than 5% of its total assets in the securities of any one issuer, except for U.S. government securities. The Fund may not invest more than 1% of its total assets in comparable unrated securities ("Second Tier Securities") of any one issuer. The Fund may invest more than 5% (but no more than 25%) of the Fund's total assets in the securities of a single issuer for a period of up to three business days, provided that (a) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such rating with respect to other short-term debt securities or are comparable unrated securities, and (b) the Fund does not make more than one such investment at any one time.


The Fund may purchase obligations of issuers in the banking industry, such as commercial paper, notes, certificates of deposit, bankers' acceptances and time deposits and U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having capital, surplus or undivided profits in excess of $100,000,000 at the time of investment.





The Fund may also invest in obligations issued by state and local government agencies.


U.S. GOVERNMENT OBLIGATIONS. The Fund may purchase obligations issued or guaranteed by the U.S. government and U.S. government agencies and instrumentalities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which differ in interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies or instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in


interest rates, the market value of the securities may vary during the period an investor owns shares of the Fund.

REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price within one year from the date of acquisition ("repurchase agreements"). The Fund will not invest more than 10% of the value of its net assets in repurchase agreements with terms which exceed seven days. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Fund would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. The Fund may engage in reverse repurchase agreements provided that the amount of the reverse repurchase agreements and any other borrowings does not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

WHEN-ISSUED SECURITIES. The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

ILLIQUID SECURITIES. The Fund will not knowingly invest more than 10% of the value of its total net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Fund may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that it is purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors, like the Fund, through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities.

FOREIGN SECURITIES. The Fund may invest substantially in securities of foreign issuers, including obligations of foreign banks or foreign branches of U.S. banks, and debt securities of foreign issuers, where the adviser deems the instrument to present minimal credit risks. Investments in foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers.


U.S. TREASURY STRIPS. The Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Treasury. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended (the "Code"), investments by the Fund in STRIPS will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. In accordance with Rule 2a-7, the Fund's investments in STRIPS are limited to those with maturity components not exceeding thirteen months.


LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities up to one-third of the value of its total assets to U.S. and foreign broker/dealers, banks or other institutional borrowers of securities that the adviser has determined are creditworthy under guidelines established by the Trustees. The Fund will receive collateral in the form of cash, letters of credit, or securities of the U.S. government or its agencies equal to at least 100% of the value of the securities owned.


VARIABLE AND FLOATING RATE SECURITIES. The interest rates payable on certain securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods. Interest on a floating rate obligation is adjusted whenever there is a change in the market rate of interest on which the interest rate payable is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation. The Fund will take demand or reset features into consideration in determining the average portfolio duration of the Fund and the effective maturity of individual securities. The failure of the issuer or a third party to honor its obligations under a demand or put feature might also require a variable or floating rate obligation to be treated as illiquid for purposes of the Fund's limitation on illiquid investments.



INVESTMENT LIMITATIONS

The Fund's investment objective and policies described above are not fundamental and may be changed by the Trustees without the approval of shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The Fund's investment limitations described below may not be changed without the affirmative vote of the holders of a majority of its outstanding shares. There can be no assurance that the Fund will achieve its investment objective. (A complete list of the investment limitations that cannot be changed without the approval of shareholders is contained in the Statement of Additional Information under "Investment Objective and Policies.")



The Fund may not:

1. Borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing.


2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that the Fund intends to invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. Government securities or in bank instruments issued or enhanced by approved banks.



FUND INFORMATION




--------------------------------------------------------------------------------


MANAGEMENT OF THE FUND



BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.



INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.



     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.







     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.



     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.



Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.



DISTRIBUTION OF INSTITUTIONAL SHARES



Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain personal services for shareholders and to maintain shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.



Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund 's investment adviser or its affiliates.



ADMINISTRATION OF THE FUND



ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:






                          AVERAGE AGGREGATE
MAXIMUM FEE                DAILY NET ASSETS
------------     ------------------------------------
   0.15%              on the first $250 million
   0.125%              on the next $250 million
   0.10%               on the next $250 million
   0.075%        on assets in excess of $750 million







The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.



EXPENSES OF THE FUND AND INSTITUTIONAL SERVICE SHARES



Holders of Institutional Service Shares pay their allocable portion of Trust and Fund expenses.



The Fund pays all of its own expense and its allocable share of Trust expenses. These expenses include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Trust and its shares; Trustees fees; meetings of Trustees and shareholders and proxy solicitations therefor; auditing, accounting and legal services; investment advisory and administrative services; custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; issuing, purchasing, repurchasing, and redeeming shares; reports to government agencies; preparing, printing and mailing documents to shareholders such as financial statements, prospectuses and proxies; taxes and commissions; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise. Certain expenses may be allocated to each class as deemed appropriate. At present, the only expenses allocated to any class are expenses under a Shareholder Services Agreement which relate to that class.



NET ASSET VALUE

--------------------------------------------------------------------------------


The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional




Service Shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.



The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



HOW TO PURCHASE SHARES

--------------------------------------------------------------------------------


Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.



To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.





PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Prime Value Obligations Fund-Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Prime Value Obligations Fund--Institutional Service Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.



INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with



Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.



HOW TO REDEEM SHARES


--------------------------------------------------------------------------------



Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.






REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received after 3:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.



Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.






In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.



REDEEMING SHARES BY MAIL. Shares may be redeemed by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: Prime Value Obligations Fund--Institutional Service Shares; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance




Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.



ACCOUNT AND SHARE INFORMATION

--------------------------------------------------------------------------------


DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.






CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.



CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.



ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.



VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.



Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.



TAX INFORMATION

--------------------------------------------------------------------------------


FEDERAL INCOME TAX



The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.




Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.



STATE AND LOCAL TAXES



In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.



Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.





OTHER CLASSES OF SHARES


--------------------------------------------------------------------------------



The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Capital Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.



All classes are subject to certain of the same expenses.



Neither Institutional Shares nor Institutional Capital Shares are distributed with a 12b-1 Plan, but both are subject to shareholder services fees. Currently, Institutional Shares are accruing no shareholder services fees.






Expense differences between classes may affect the performance of each class.



To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.



PERFORMANCE INFORMATION


--------------------------------------------------------------------------------



From time to time, the Fund advertises its yield, effective yield, and total return. The performance figures will be calculated separately for each class of shares.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




ADDRESSES

--------------------------------------------------------------------------------





Prime Value Obligations Fund
                Institutional Service Shares                 Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                         Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and Trust Company          c/o Federated Services Company
                                                             P.O. Box 8600
                                                             Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder                        P.O. Box 8600
                Services Company                             Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Independent Auditors
                Ernst & Young LLP                            One Oxford Centre
                                                             Pittsburgh, Pennsylvania 15219
------------------------------------------------------------------------------------------------







--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                         PRIME VALUE OBLIGATIONS
                                         FUND
                                         (FORMERLY, PRIME VALUE MONEY MARKET
                                         FUND)

                                         INSTITUTIONAL SERVICE SHARES
                                         (FORMERLY, CLASS B SHARES)

                                         PROSPECTUS



                                         A Portfolio of Money Market
                                         Obligations Trust II (formerly, Lehman
                                         Brothers
                                         Institutional Funds Group Trust), an
                                         Open-End
                                         Management Investment Company





                                         Prospectus dated May 30, 1996


                                         (Revised November 15, 1996)


LOGO

       Cusip

       G01881-02-SS (11/96)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






PRIME VALUE OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
(FORMERLY, PRIME VALUE MONEY MARKET FUND, A PORTFOLIO OF
LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST)
INSTITUTIONAL CAPITAL SHARES (FORMERLY, CLASS E SHARES)
PROSPECTUS





The Institutional Capital Shares (formerly, Class E Shares) of Prime Value Obligations Fund (formerly, Prime Value Money Market Fund) (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in a broad range of short-term money market securities to provide a high level of current income consistent with stability of principal and liquidity.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.


This prospectus contains the information you should read and know before you invest in Institutional Capital Shares of the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated May 30, 1996



(Revised November 15, 1996), with the Securities and Exchange Commission (the "SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov.).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated May 30, 1996

(Revised November 15, 1996)



TABLE OF CONTENTS

--------------------------------------------------------------------------------




SUMMARY OF FUND EXPENSES                                                       1

------------------------------------------------------


GENERAL INFORMATION                                                            2

------------------------------------------------------


INVESTMENT INFORMATION                                                         2

------------------------------------------------------

  Investment Objective                                                         2


  Investment Policies                                                          2


  Investment Limitations                                                       6



FUND INFORMATION                                                               6

------------------------------------------------------




  Management of the Fund                                                       6


  Distribution of Institutional Capital Shares                                 7


  Expenses of the Fund and Institutional
     Capital Shares                                                            8



NET ASSET VALUE                                                                9

------------------------------------------------------


HOW TO PURCHASE SHARES                                                         9

------------------------------------------------------


HOW TO REDEEM SHARES                                                          10

------------------------------------------------------


ACCOUNT AND SHARE INFORMATION                                                 11




------------------------------------------------------


TAX INFORMATION                                                               12

------------------------------------------------------

  Federal Income Tax                                                          12


  State and Local Taxes                                                       12



OTHER CLASSES OF SHARES                                                       12

------------------------------------------------------


PERFORMANCE INFORMATION                                                       13

------------------------------------------------------


ADDRESSES                                                                     14

------------------------------------------------------





SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                          INSTITUTIONAL CAPITAL SHARES
                        SHAREHOLDER TRANSACTION EXPENSES



Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)...............................................     None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering
  price)............................................................................     None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)...............................................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)..................     None
Exchange Fee........................................................................     None
ANNUAL OPERATING EXPENSES
(As a percentage of projected average net assets)*
Management Fee (after waiver)(1)....................................................    0.01%
12b-1 Fee...........................................................................     None
Total Other Expenses................................................................    0.29%
  Shareholder Services Fee (after waiver)(2).................................   0.10%
Total Operating Expenses(3).........................................................    0.30%





(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.


(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%


(3) The total operating expenses are estimated to be 0.64% absent the anticipated voluntary waiver of a portion of the management fee and the shareholder services fee.


*Total Institutional Capital Shares operating expenses are estimated based on average expenses expected to be incurred during the fiscal year ending January 31, 1997. During the course of this period, expenses may be more or less than the average amount shown.


     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INSTITUTIONAL CAPITAL SHARES WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS



OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.





                        EXAMPLE                            1 year    3 years    5 years    10 years
--------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period.............     $3        $10        $17        $ 38






     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE INSTITUTIONAL CAPITAL SHARES' FISCAL YEAR ENDING JANUARY 31, 1997.



GENERAL INFORMATION


--------------------------------------------------------------------------------



The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 25, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Capital Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in a broad range of short-term money market securities. A minimum initial investment of $1,000,000 over a one-year period is required.



The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.


INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT POLICIES


The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity. This investment objective may be changed by the Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES





The Fund pursues its investment objective by investing in a portfolio consisting of a broad range of short-term money market securities, including U.S. government and U.S. bank and commercial obligations and repurchase agreements relating to such obligations. The Fund may also invest in securities of foreign issuers. The Fund only invests in securities that are payable in U.S. dollars and that have (or, pursuant to regulations adopted by the SEC will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund. Certain securities held by the Fund may have remaining maturities in excess of stated limitations discussed below if securities provide for adjustments in their interest rates not less frequently than such time limitations. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval.


ACCEPTABLE INVESTMENTS. The Fund invests in securities rated by the "Requisite NRSROs." "Requisite NRSROs" means (a) any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security.


Currently, there are six NRSROs: Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies ("S&P"); Moody's Investors Service, Inc. ("Moody's"); Fitch Investors Services, Inc. ("Fitch"); Duff and Phelps, Inc.; IBCA Limited and its affiliate, IBCA, Inc.; and Thomson Bankwatch. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Statement of Additional Information.


The Fund will limit its portfolio investments to securities that the Trustees determine present minimal credit risks and which are "Eligible Securities" at the time of acquisition by the Fund. The term "Eligible Securities" includes securities rated by the Requisite NRSROs in one of the two highest short-term rating categories, securities of issuers that have received such rating with respect to other short-term debt securities and comparable unrated securities. Certain of the Fund's Eligible Securities may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.


The Fund generally may not invest more than 5% of its total assets in the securities of any one issuer, except for U.S. government securities. The Fund may not invest more than 1% of its total assets in comparable unrated securities ("Second Tier Securities") of any one issuer. The Fund may invest more than 5% (but no more than 25%) of the Fund's total assets in the securities of a single issuer for a period of up to three business days, provided that (a) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such rating with respect to other short-term debt securities or are comparable unrated securities, and (b) the Fund does not make more than one such investment at any one time.





The Fund may purchase obligations of issuers in the banking industry, such as commercial paper, notes, certificates of deposit, bankers' acceptances and time deposits and U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having capital, surplus or undivided profits in excess of $100,000,000 at the time of investment.



The Fund may also invest in obligations issued by state and local government agencies.


U.S. GOVERNMENT OBLIGATIONS. The Fund may purchase obligations issued or guaranteed by the U.S. government and U.S. government agencies and instrumentalities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which differ in interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies or instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of the securities may vary during the period an investor owns shares of the Fund.

REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price within one year from the date of acquisition ("repurchase agreements"). The Fund will not invest more than 10% of the value of its net assets in repurchase agreements with terms which exceed seven days. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Fund would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. The Fund may engage in reverse repurchase agreements provided that the amount of the reverse repurchase agreements and any other borrowings does not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

WHEN-ISSUED SECURITIES. The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

ILLIQUID SECURITIES. The Fund will not knowingly invest more than 10% of the value of its total net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Fund may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that it is purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors, like the Fund, through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities.

FOREIGN SECURITIES. The Fund may invest substantially in securities of foreign issuers, including obligations of foreign banks or foreign branches of U.S. banks, and debt securities of foreign issuers, where the adviser deems the instrument to present minimal credit risks. Investments in foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers.


U.S. TREASURY STRIPS. The Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Treasury. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended (the "Code"), investments by the Fund in STRIPS will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. In accordance with Rule 2a-7, the Fund's investments in STRIPS are limited to those with maturity components not exceeding thirteen months.


LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities up to one-third of the value of its total assets to U.S. and foreign broker/dealers, banks or other institutional borrowers of securities that the adviser has determined are creditworthy under guidelines established by the Trustees. The Fund will receive collateral in the form of cash, letters of credit, or securities of the U.S. government or its agencies equal to at least 100% of the value of the securities owned.


VARIABLE AND FLOATING RATE SECURITIES. The interest rates payable on certain securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods. Interest on a floating rate obligation is adjusted whenever there is a change in the market rate of interest on which the interest rate payable is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation. The Fund will take demand or reset features into consideration in determining the average portfolio duration of the Fund and the effective maturity of individual securities. The failure of the issuer or a third party to honor its obligations under a demand or put feature might also require a variable or floating rate obligation to be treated as illiquid for purposes of the Fund's limitation on illiquid investments.


INVESTMENT LIMITATIONS



The Fund's investment objective and policies described above are not fundamental and may be changed by the Trustees without the approval of shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The Fund's investment limitations described below may not be changed without the affirmative vote of the holders of a majority of its outstanding shares. There can be no assurance that the Fund will achieve its investment objective. (A complete list of the investment limitations that cannot be changed without the approval of shareholders is contained in the Statement of Additional Information under "Investment Objective and Policies.")

The Fund may not:

1. Borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing.


2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that the Fund intends to invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. Government securities or in bank instruments issued or enhanced by approved banks.



FUND INFORMATION

--------------------------------------------------------------------------------


MANAGEMENT OF THE FUND



BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.



INVESTMENT ADVISER.  Investment decisions for the Fund are made by Federated



Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.



     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.



     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.





     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.



Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.





DISTRIBUTION OF INSTITUTIONAL CAPITAL SHARES



Federated Securities Corp. is the principal distributor for Institutional Capital Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Institutional Capital Shares, computed at an annual rate, to obtain personal services for shareholders and to maintain shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.




Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund 's investment adviser or its affiliates.



ADMINISTRATION OF THE FUND



ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:









                          AVERAGE AGGREGATE
MAXIMUM FEE                DAILY NET ASSETS
------------     ------------------------------------
   0.15%              on the first $250 million
   0.125%              on the next $250 million
   0.10%               on the next $250 million
   0.075%        on assets in excess of $750 million







The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.



EXPENSES OF THE FUND AND INSTITUTIONAL CAPITAL SHARES



Holders of Institutional Capital Shares pay their allocable portion of Trust and Fund expenses.



The Fund pays all of its own expense and its allocable share of Trust expenses. These expenses include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Trust and its shares; Trustees fees; meetings of Trustees and shareholders and proxy solicitations therefor; auditing, accounting and legal services; investment advisory and administrative services; custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; issuing, purchasing, repurchasing, and redeeming shares; reports to government agencies; preparing, printing and mailing documents to shareholders such as financial statements, prospectuses and proxies; taxes and commissions; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise. Certain expenses may be allocated to each class as deemed appropriate. At present, the only expenses allocated to any class are expenses under a Shareholder Services Agreement which relate to that class.



NET ASSET VALUE

--------------------------------------------------------------------------------


The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Capital Shares from the value of Fund assets attributable to Institutional Capital Shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.






The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



HOW TO PURCHASE SHARES

--------------------------------------------------------------------------------


Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days onwhich the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.



To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.






PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Prime Value Obligations Fund-Institutional Capital Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Prime Value Obligations Fund--Institutional Capital Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.






INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.



HOW TO REDEEM SHARES

--------------------------------------------------------------------------------


Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.






REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received after 3:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.



Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.






In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.



REDEEMING SHARES BY MAIL. Shares may be redeemed by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: Prime Value Obligations Fund - Institutional Capital Shares; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.






Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.



ACCOUNT AND SHARE INFORMATION

--------------------------------------------------------------------------------


DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.






CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.



CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.



ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.



VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.



Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.



TAX INFORMATION

--------------------------------------------------------------------------------


FEDERAL INCOME TAX






The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.



Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.



STATE AND LOCAL TAXES



In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.






Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.



OTHER CLASSES OF SHARES


--------------------------------------------------------------------------------



The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.



All classes are subject to certain of the same expenses.



Neither Institutional Shares nor Institutional Service Shares are distributed with a 12b-1 Plan, but both are subject to shareholder services fees. Currently,



Institutional Shares are accruing no shareholder services fees.



Expense differences between classes may affect the performance of each class.



To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.




PERFORMANCE INFORMATION

--------------------------------------------------------------------------------


From time to time, the Fund advertises its yield, effective yield, and total return. The performance figures will be calculated separately for each class of shares.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




ADDRESSES

--------------------------------------------------------------------------------





Prime Value Obligations Fund
                Institutional Capital Shares                 Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                         Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and Trust Company          c/o Federated Services Company
                                                             P.O. Box 8600
                                                             Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder                        P.O. Box 8600
                Services Company                             Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Independent Auditors
                Ernst & Young LLP                            One Oxford Centre
                                                             Pittsburgh, Pennsylvania 15219
------------------------------------------------------------------------------------------------







--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                           PRIME VALUE OBLIGATIONS
                                           FUND
                                           (FORMERLY, PRIME VALUE MONEY MARKET
                                           FUND)
                                           INSTITUTIONAL CAPITAL SHARES
                                           (FORMERLY,

                                           CLASS E SHARES)

                                           PROSPECTUS



                                           A Portfolio of Money Market
                                           Obligations Trust II (formerly,
                                           Lehman Brothers
                                           Institutional Funds Group Trust), an
                                           Open-End
                                           Management Investment Company






                                           Prospectus dated May 30, 1996


                                           (Revised November 15, 1996)


LOGO

       Cusip

       G01881-07-ICS (11/96)








                       PRIME VALUE OBLIGATIONS FUND
            (A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
         (FORMERLY, PRIME VALUE MONEY MARKET FUND, A PORTFOLIO OF
             LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST)
              INSTITUTIONAL SHARES (FORMERLY, CLASS A SHARES)
          INSTITUTIONAL SERVICE SHARES (FORMERLY, CLASS B SHARES)
          INSTITUTIONAL CAPITAL SHARES (FORMERLY, CLASS E SHARES)



                    STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information should be read with the prospectus(es) of Prime Value Obligations Fund (formerly, Prime Value Money Market Fund) (the `Fund''), a portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the `Trust'') dated May 30, 1996 (Revised November 15,
     1996). This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
FEDERATED INVESTORS TOWER
PITTSBURGH, PA 15222-3779
                       Statement dated May 30, 1996
                        (Revised November 15, 1996)

FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA  15222-3779
Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 608912408
Cusip 608912507
Cusip 608912606
G01881-10 (11/96)




TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE TRUST            1

INVESTMENT OBJECTIVE AND POLICIES              1

Portfolio Transactions                         1
Additional Information on Portfolio Instruments
     1
Credit Enhancement                             3
INVESTMENT LIMITATIONS                         3

Regulatory Compliance                          4
MONEY MARKET OBLIGATIONS TRUST II MANAGEMENT   5

Share Ownership                                8
Trustees Compensation                          9
Trustee Liability                             10
INVESTMENT ADVISORY SERVICES                  10

Investment Adviser                            10
Advisory Fees                                 10
BROKERAGE TRANSACTIONS                        11

OTHER SERVICES                                11

Fund Administration                           11
Custodian and Portfolio Accountant            11
Transfer Agent                                11
Independent Auditors                          11
SHAREHOLDER SERVICES AGREEMENT                12



DETERMINING NET ASSET VALUE                   12

REDEMPTION IN KIND                            12

MASSACHUSETTS PARTNERSHIP LAW                 13

THE FUND'S TAX STATUS                         13

PERFORMANCE INFORMATION                       13

YIELD                                         13

EFFECTIVE YIELD                               13

TOTAL RETURN                                  14

PERFORMANCE COMPARISONS                       14

Economic and Market Information               14
ABOUT FEDERATED INVESTORS                     14

FINANCIAL STATEMENTS                          15

APPENDIX                                      16




GENERAL INFORMATION ABOUT THE TRUST

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 25, 1992. On November 15, 1996, the name of the Trust was changed from `Lehman Brothers Institutional Funds Group Trust''to ``Money Market Obligations Trust II'' and the name of the Fund was changed from `Prime Value Money Market Fund'' to `Prime Value Obligations Fund.''
Shares of the Trust are offered in three classes, known as Institutional
     Shares, Institutional Service Shares and Institutional Capital Shares (individually and collectively referred to as `Shares,'' as the context may require). This Statement of Additional Information relates to the above-mentioned Shares of the Trust.
INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity. Unless indicated otherwise, the investment objective and the policies described below may be changed by the Board of Trustees (`Trustees'') without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

PORTFOLIO TRANSACTIONS

Subject to the general control of the Trustees, the adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund. The adviser purchases portfolio securities for the Fund either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually without brokerage commissions. In making portfolio investments, the adviser seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, the adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide the Trust with research advice or other services.

The adviser may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Fund prior to its maturity at its original cost plus interest (interest may sometimes be adjusted to reflect the actual maturity of the securities) if the adviser believes that the Fund's anticipated need for liquidity makes such action desirable. Certain dealers (but not issuers) have charged and may in the future charge a higher price for commercial paper where they undertake to repurchase prior to maturity. The payment of a higher price in order to obtain such an undertaking reduces the yield which might otherwise be received by the Fund on the commercial paper. The Trustees have authorized the adviser to pay a higher price for commercial paper where it secures such an undertaking if the adviser believes that the prepayment privilege is desirable to assure the Fund's liquidity and such an undertaking cannot otherwise be obtained.
Investment decisions for the Fund are made independently from those for the Trust's other portfolios or of other investment company portfolios or accounts advised by the adviser. Such other portfolios may also invest in the same securities as the Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other portfolios, transactions are averaged as to price, and available investments allocated as to amount, in a manner which the adviser believes to be equitable to each portfolio, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. To the extent permitted by law, the adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other portfolios in order to obtain best execution.

The Fund may seek profits through short-term trading. The Fund's annual portfolio turnover will be relatively high, but brokerage commissions are normally not paid on money market instruments and the Fund's portfolio turnover is not expected to have a material effect on its net income. The Fund's portfolio turnover rate is expected to be zero for regulatory reporting purposes.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS
With respect to the variable rate notes and variable rate demand notes described in the Prospectus, the adviser will consider the earning power, cash flows and other liquidity ratios of the issuers of such notes and will continuously monitor their financial ability to meet payment obligations when due.
The repurchase price under the repurchase agreements described in the Fund's Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The collateral underlying each repurchase agreement entered into by the Fund will consist entirely of direct obligations of the U.S. government and obligations issued or guaranteed by U.S. government agencies or instrumentalities. Securities subject to repurchase agreements will be held by the Trust's custodian, a sub-custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940 (the `1940
     Act').
As stated in the Fund's Prospectus, the Fund may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase when-issued securities, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund subsequently may be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets. When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective. The Fund reserves the right to sell these securities before the settlement date if it is deemed advisable.
Examples of the types of U.S. government obligations that may be held by the Fund include, in addition to U.S. Treasury Bills, the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal Farm Credit Banks, Maritime Administration, Resolution Trust Corporation, Tennessee Valley Authority, U.S. Postal Service, and Washington D.C. Armory Board.
For purposes of the Fund's investment policies with respect to obligations of issuers in the banking industry, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. The Fund's investments in the obligations of foreign branches of U.S. banks and of foreign banks and other foreign issuers may subject the Fund to investment risks that are different in some respects from those of investment in obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and foreign issuers generally are subject to different accounting, auditing, reporting and record keeping standards than those applicable to U.S. issuers. The Fund will acquire securities issued by foreign branches of U.S. banks or foreign issuers only when the adviser believes that the risks associated with such instruments are minimal.
Among the bank obligations in which the Fund may invest are notes issued by banks. These notes, which are exempt from registration under federal securities laws, are not deposits of the banks and are not insured by the Federal Deposit Insurance Corporation or any other insurer. Holders of notes rank on a par with other unsecured and unsubordinated creditors of the banks. Notes may be sold at par or sold on a discount basis and may bear fixed or floating rates of interest.
The Fund may invest in asset-backed and receivable-backed securities.
     Several types of asset-backed and receivable-backed securities have been offered to investors, including interests in pools of credit card receivables and motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on these securities are passed through to certificate holders. In addition, asset-backed securities often carry credit protection in the form of extra collateral, subordinate certificates, cash reserve accounts and other enhancements. An investor's return on these securities may be affected by early prepayment of principal on the underlying receivables or sales contracts. Any asset-backed or receivable-backed securities held by the Fund must comply with the portfolio maturity and quality requirements contained in Rule 2a-7 under the 1940 Act. The Fund will monitor the performance of these investments and will not acquire any such securities unless rated in the highest category by at least two nationally-recognized statistical rating organizations ("NRSROs").
As stated in the Fund's Prospectus, the Fund may invest in obligations issued by state and local government entities. Municipal securities are issued by various public entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are considered to be municipal securities and may be purchased by the Fund. Dividends paid by the Fund that are derived from interest on such municipal securities would be taxable to the Fund's investors for federal income tax purposes.
The SEC has adopted Rule 144A under the Securities Act of 1933, as amended
     (the "1933 Act"), that allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.
The adviser will monitor the liquidity of restricted and other illiquid securities under the supervision of the Trustees. In reaching liquidity decisions with respect to Rule 144A securities, the adviser will consider, inter alia, the following factors: (1) the unregistered nature of a Rule 144A security, (2) the frequency of trades and quotes for a Rule 144A security, (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers, (4) dealer undertakings to make a market in the Rule 144A security, (5) the trading markets for the Rule 144A security, and (6) the nature of the Rule 144A security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A security, the method of soliciting offers, and the mechanics of the transfer).
The Appendix to this Statement of Additional Information contains a description of the relevant rating symbols used by NRSROs for commercial obligations that may be purchased by the Fund.
The Fund may invest in mortgage-backed securities issued by U.S. Government agencies or instrumentalities consisting of mortgage pass-through securities or collateralized mortgage obligations (CMOs"). Mortgage pass-through securities in which the Fund may invest represent a partial ownership interest in a pool of residential mortgage loans and are issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively referred to as



     "Mortgage Assets"). CMOs in which the Fund may invest are issued by GNMA, FNMA and FHLMC. In a CMO, a series of bonds or certificates are usually issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly, or semiannual basis. The Fund expects that mortgage-backed securities will only be purchased in connection with repurchase transactions.

CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as being issued by the credit enhancer for diverification purposes. However, under certain circumstances applicable regulations may require the Fund to treat securities as having been issued by both the issuer and the credit enhancer.

INVESTMENT LIMITATIONS

The Fund's Prospectus summarizes certain investment limitations that may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. Investment limitations numbered 1 through 7 may not be changed without the approval of shareholders; investment limitations 8 through 13 may be changed by the Trustees without shareholder approval at any time.
The Fund may not:
1. Purchase securities of any one issuer if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation and provided that there is no limitation with respect to investments in U.S. Government securities.
2. Borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks or, subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge, or hypothecate its assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets. Additional investments will not be made when borrowings exceed 5% of the Fund's assets.

3. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that the Fund intends to invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. Government securities or in bank instruments issued or enhanced by approved banks.

4. Make loans, except that the Fund may (i) purchase or hold debt obligations in accordance with its investment objective and policies,
     (ii) enter into repurchase agreements for securities, (iii) lend portfolio securities as described in the Prospectus, and (iv) subject to specific authorization by the SEC, lend money to other funds advised by the adviser or an affiliate of the adviser.
5. Act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under applicable securities laws in selling portfolio securities.
6. Purchase or sell real estate or real estate limited partnerships, provided that the Fund may purchase securities of issuers which invest in real estate or interests therein.
7. Purchase or sell commodities contracts, or invest in oil, gas or mineral exploration or development programs or in mineral leases.
8. Knowingly invest more than 10% of the value of the Fund's assets in securities that may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations.
9. Purchase securities on margin, make short sales of securities, or maintain a short position.
10. Write or sell puts, calls, straddles, spreads, or combinations thereof.



11. Invest in securities if as a result the Fund would then have more than 15% of its total assets in securities of companies (including predecessors) with less than three years of continuous operation.
12. Purchase securities of other investment companies except as permitted under the 1940 Act or in connection with a merger, consolidation, acquisition, or reorganization.
13.  Invest in warrants.
Further, with respect to the above-stated third limitation, the Fund will consider wholly-owned finance companies to be in the industries of their parents, if their activities are primarily related to financing the activities of their parents, and will divide utility companies according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Act. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will also determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.







MONEY MARKET OBLIGATIONS TRUST II MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust II, and principal occupations.


John F. Donahue@*
     Federated Investors Tower
     Pittsburgh, PA
     Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated
     Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.


Thomas G. Bigley
     28th Floor, One Oxford Centre
     Pittsburgh, PA
     Birthdate:  February 3, 1934
Trustee



Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior
     Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
     Wood/IPC Commercial Department
     John R. Wood and Associates, Inc., Realtors
     3255 Tamiami Trail North
     Naples, FL
     Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
     R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development
     Corporation; Director or Trustee of the Funds.


William J. Copeland
     One PNC Plaza - 23rd Floor
     Pittsburgh, PA
     Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.;
     formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.





J. Christopher Donahue*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated
     Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

James E. Dowd
     571 Hayward Mill Road
     Concord, MA
     Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Trustee of the
     Funds.


Lawrence D. Ellis, M.D.*
     3471 Fifth Avenue, Suite 1111



     Pittsburgh, PA
     Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director,
     University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
     Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
     Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park
     Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
     Seacliff
     562 Bellevue Avenue
     Newport, RI
     Birthdate:  March 16, 1942
Trustee



Consultant; Former State Representative, Commonwealth of Massachusetts;
     formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.





Gregor F. Meyer
     Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
     Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare,
     Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
     President, Duquesne University
     Pittsburgh, PA
     Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica,
     Murray and Hogue; Director or Trustee of the Funds.



Wesley W. Posvar
     1202 Cathedral of Learning
     University of Pittsburgh
     Pittsburgh, PA
     Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie
     Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
     4905 Bayard Street
     Pittsburgh, PA
     Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's
     Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Edward C. Gonzales
     Federated Investors Tower



     Pittsburgh, PA
     Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President,
     Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.



John W. McGonigle
     Federated Investors Tower
     Pittsburgh, PA
     Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors;
     Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.



Richard B. Fisher
     Federated Investors Tower
     Pittsburgh, PA
     Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and
     Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


* This Trustee is deemed to be an `interested person'' as defined in the Investment Company Act of 1940.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies:
111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated
     Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated



     Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Investment Portfolios; Federated Investment Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
     2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.



As of March 15, 1996, the following shareholders of record owned 5% or more of the outstanding Class A Shares of the Fund: Northern Trust Cash Investment, Chicago, IL, owned approximately 10.21% shares held of record; Mellon Bank Securities Lending, Pittsburgh, PA, owned approximately 8.95% shares held of record and Thermo Electron Corporation, Waltham, MA, owned approximately 7.89% shares held of record.
As of March 15, 1996, the following shareholders of record owned 5% or more of the outstanding Class B Shares of the Fund: Hare & Co., New York, NY owned approximately 95.31% shares held of record.
As of March 15, 1996, no shareholder of record owned 5% or more of the outstanding Class E Shares of the Fund.
TRUSTEES COMPENSATION

BOARD OF TRUSTEES - LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

     AGGREGATE
NAME ,                   COMPENSATION
POSITION WITH            FROM                TOTAL COMPENSATION PAID
TRUST                    TRUST               FROM FUND COMPLEX *


James A. Carbone,        $0               $0 for the Trust and
Co-Chairman and Trustee                   Fund Complex(2)
Andrew Gordon,           $0               $0 for the Trust and
Co-Chariman, Trustee and President           Fund Complex(2)
Charles Barber,          $25,000          $25,000 for the Trust and
Trustee                                   Fund Complex(1)
Burt N. Dorsett,         $25,000          $52,500 for the Trust and
Trustee                                   Fund Complex(2)
Edward J. Kaier,         $25,000          $25,000 for the Trust and
Trustee                                   Fund Complex(1)
S. Donald Wiley,         $25,000          $25,000 for the Trust and
Trustee                                   Fund Complex(1)


* Represents the total compensation paid to such persons by all investment companies (including the Trust) from which such person received compensation during the fiscal year ended January 31, 1996 that are considered part of the same `fund complex'' as the Trust because they have common or affiliated investment advisers. The parenthetical number represents the number of such investment companies, including the Trust.

BOARD OF TRUSTEES - MONEY MARKET OBLIGATIONS TRUST II

                         AGGREGATE
NAME ,                   COMPENSATION
POSITION WITH            FROM                TOTAL COMPENSATION PAID
TRUST**                  TRUST*#          FROM FUND COMPLEX +


John F. Donahue          $0               $0 for the Trust and
Chairman and Trustee                      54 other investment companies in
                                          the Fund Complex

Thomas G. Bigley         $0               $86,331 for the Trust and
Trustee                                   54 other investment companies in
                                          the Fund Complex

John T. Conroy, Jr.      $0               $115,760 for the Trust and
Trustee                                   54 other investment companies in
                                          the Fund Complex

William J. Copeland      $0               $115,760 for the Trust and
Trustee                                   54 other investment companies in
                                          the Fund Complex

J. Christopher Donahue   $0               $0 for the Trust and
President and Trustee                     16 other investment companies in
                                          the Fund Complex

James E. Dowd            $0               $115,760 for the Trust and
Trustee                                   54 other investment companies in
                                          the Fund Complex

Lawrence D. Ellis, M.D.  $0               $104,898 for the Trust and
Trustee                                   54 other investment companies in
                                          the Fund Complex

Edward L. Flaherty, Jr.  $0               $115,760 for the Trust and
Trustee                                   54 other investment companies in
                                          the Fund Complex

Peter E. Madden          $0               $104,898 for the Trust and
Trustee                                   54 other investment companies in
                                          the Fund Complex

Gregor F. Meyer          $0               $104,898 for the Trust and
Trustee                                   54 other investment companies in
                                          the Fund Complex

John E. Murray, Jr.,     $0               $104,898 for the Trust and
Trustee                                   54 other investment companies in
                                          the Fund Complex

Wesley W. Posvar         $0               $104,898 for the Trust and
Trustee                                   54 other investment companies in
                                          the Fund Complex

Marjorie P. Smuts        $0               $104,898 for the Trust and
Trustee                                   54 other investment companies in
                                          the Fund Complex


* Information is furnished for the fiscal year ended January 31, 1996. **New Board of Trustees as of November 13, 1996, per shareholder approval. # The aggregate compensation is provided for the Trust which is comprised of three portfolios.
+ The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.



The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Prior to November 13, 1996, Lehman Brothers Global Asset Management, New
     York, NY, was the investment adviser for the Fund.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. During the fiscal year ended January 31, 1996, Lehman Brothers Global Asset Management (the `former adviser''), New York, NY, served as the
     Fund's adviser. For the fiscal years ended 1996 and 1995, and for the fiscal period ended Janaury 31, 1994, the Fund paid the former adviser $2,885,657, $1,858,719, and $1,106,003, respectively. Waivers by the former adviser of advisory fees and reimbursement of expenses to maintain the Fund's operating expense ratios at certain levels for the fiscal years ended 1996 and 1995, and for the fiscal period ended Janaury 31, 1994, amounted to $0 and $0; $1,388,554 and $0; and $1,106,003 and $757,799, respectively.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended January 31, 1996, 1995 and 1994 the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the



     Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, Pittsburgh, PA, a subsidiary of Federated
     Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. FDISG (the `former administrator'), a subsidiary of First Data Corporation, Boston, MA, served as the Fund's administrator prior to November 13, 1996. For the fiscal years ended 1996 and 1995, and for the fiscal period ended Janaury 31, 1994, the Fund paid the former administrator $2,885,657, $1,858,719, and $1,106,003, respectively. Waivers by the former administrator of administration fees and reimbursement of expenses to maintain the Fund's operating expense ratios at certain levels for the fiscal years ended 1996 and 1995, and for the fiscal period ended Janaury 31, 1994 amounted to $2,127,361 and $0; $1,414,970 and $0; and
     $1,106,003 and $192,939, respectively.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses. Prior to November 13, 1996, Boston Safe, Boston, MA, a wholly-owned subsidiary of Mellon Bank Corporation, served as the custodian for the Fund.



TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. Prior to November 13, 1996, FDISG served as the Fund's tranfer agent.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh,
     PA. Prior to November 13, 1996, Ernst & Young LLP, Boston, MA were the independent auditors for the Fund.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder
     Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Board of Trustees expects that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
     (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
Prior to November 13, 1996, the Fund entered into agreements with Service
     Organizations whose customers are the beneficial owners of what were formerly called Class B Shares and Class E Shares. For the fiscal year ended January 31, 1996, the following service fees were paid by the Fund: Class B Shares, $72,893; and Class E Shares, $0. For the fiscal year ended January 31, 1995, the following service fees were paid by the Fund: Class B Shares, $40,846; and no service fees were paid with respect to Class E Shares. For the period February 8, 1993 (commencement of operations) to January 31, 1994, the following service fees were paid by the Fund: Class B Shares $21,438. Class E Shares were not offered by the Fund during the fiscal period ended January 31, 1994.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than
     0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.



THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

For the seven-day period ended January 31, 1996, the yield for
     Institutional Shares was 5.59%.
For the seven-day period ended January 31, 1996, the yield for
     Institutional Shares was 5.51%.*
For the seven-day period ended January 31, 1996, the yield for
     Institutional Service Shares was 5.34%.
For the seven-day period ended January 31, 1996, the yield for
     Institutional Service Shares was 5.26%.*
For the seven-day period ended January 31, 1996, the yield for
     Institutional Capital Shares was 5.44%.
For the seven-day period ended January 31, 1996, the yield for
     Institutional Capital Shares was 5.36%.*
* Estimated yield without fee waivers and/or expense reimbursements.

EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended January 31, 1996, the effective yield for
     Institutional Shares was 5.74%.
For the seven-day period ended January 31, 1996, the effective yield for Institutional Shares was 5.65%.*



For the seven-day period ended January 31, 1996, the effective yield for
     Institutional Service Shares was 5.47%.
For the seven-day period ended January 31, 1996, the effective yield for
     Institutional Service Shares was 5.39%.*
For the seven-day period ended January 31, 1996, the effective yield for
     Institutional Capital Shares was 5.58%.
For the seven-day period ended January 31, 1996, the effective yield for
     Institutional Capital Shares was 5.49%.*
* Estimated yield without fee waivers and/or expense reimbursements.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
o IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
O BANK RATE MONITOR(C) NATIONAL INDEX, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.



TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned its high rankings in several DALBAR Surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

FINANCIAL STATEMENTS

The Trust's Annual Report for the fiscal year ended January 31, 1996, is incorporated into this Statement of Additional Information by reference in its entirety.

*Source: Investment Company Institute


APPENDIX

STANDARD AND POOR'S RATINGS GROUP LONG-TERM DEBT RATINGS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.



AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.
B--Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
CI--The rating CI is reserved for income bonds on which no interest is being paid.
D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
PLUS (+) or MINUS (-)The rating of "AA" may be modified by the addition of a plus or minus sign to show relative standing within this rating category.
MOODY'S INVESTORS SERVICE, INC. LONG-TERM DEBT RATINGS
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.



     While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
BAA--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Con. (---) - Municipal Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or
     (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.
Moody's applies numerical modifiers 1, 2 and 3 in generic classification of "Aa" in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the company ranks at the lower end of its generic rating category.



Those municipal bonds in the `Aa'' to ``B'' groups which Moody's believes possess the strongest investment attributes are designated by the symbols `Aa1,'' ``A1,'' `Baa1,'' ``Ba1,'' and `B1.''
FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
C--Bonds are in imminent default in payment of interest or principal.
DDD, DD, AND D--Bonds are in default on interest and/or principal payments.
     Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.
NR--NR indicates that Fitch does not rate the specific issue.
PLUS (+) OR MINUS (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.
To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" or "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.
DUFF & PHELPS CREDIT RATING CO. LONG-TERM DEBT RATINGS



AAA--Highest credit quality.  The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
AA+, AA, AA- --High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.
A+, A, A- --Protection factors are average but adequate.  However, risk factors are more variable and greater in periods of economic stress. BBB+, BBB, BBB- --Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.
BB+, BB, BB- --Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.
B+, B, B- --Below investment grade and possessing risk that obligation will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.
CCC--Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.
DD--Defaulted debt obligations.  Issuer failed to meet scheduled principal and/or interest payments.
DP-Preferred stock with dividend arrearages.
THOMSON BANKWATCH LONG-TERM DEBT RATINGS



Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long-term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the two highest rating categories used by Thomson BankWatch for long-term debt ratings:
"AAA" - This designation represents the highest category assigned by
     Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high
"AA" -    This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.
"A"  -    This designation indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.
PLUS (+) OR MINUS (-) -The ratings may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


IBCA, INC. LONG-TERM DEBT RATINGS
IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the two highest categories used by IBCA for long-term debt ratings:



"AAA"     - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.
"AA"  -   Obligations for which there is a very low expectation of
     investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.
"A"  -     Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business economic or financial conditions may lead to increased investment risk.
IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within these rating categories.
MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
o    Leading market positions in well established industries.
o    High rates of return on funds employed.
o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
o Broad margins in earning coverage of fixed financial charges and high internal cash generation.



o Well established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
FITCH INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.
Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.
DUFF & PHELPS CREDIT RATING CO. COMMERCIAL PAPER RATING DEFINITIONS
The two highest rating categories of Duff & Phelps for investment grade commercial paper are `D-1'' and ``D-2.'' Duff & Phelps employs three designations, `D-1+,'' ``D-1'' and `D-1-,'' within the highest rating category. The following summarizes the two highest rating categories used by Duff & Phelps for commercial paper:
"D-1+"    - Debt possesses highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.
"D-1"     - Debt possesses very high certainty of timely payment.
     Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.
"D-1-"   - Debt possesses high certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.
"D-2"   -  Debt possesses good certainty of timely payment.  Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.
THOMSON BANKWATCH COMMERCIAL PAPER RATING DEFINITIONS
Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less. The following summarizes the two highest ratings used by Thomson BankWatch:
"TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.
`TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high a for issues rated "TBW-1."



IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS
IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The highest rating category or IBCA for short-term debt is "A." IBCA employs two designations, "A1+" and "A1," within the highest rating category. The following summarizes the two highest rating categories used by IBCA for short-term debt ratings:
"A1"  -  Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.
"A2" -    Obligations are supported by a good capacity for timely
     repayment.
STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATINGS
A Standard & Poor's rating reflects the liquidity factors and market access risks unique to notes due in the three years or less. The following summarizes the two highest rating categories used by Standard & Poor's Corporation for municipal notes:
"SP-1"    - The issuers of these municipal notes exhibit strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay are given a plus (+) designation.
`SP-2''   - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
MOODY'S INVESTORS SERVICE, INC. MUNICIPAL NOTE RATINGS
Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as "VMIG." The following summarizes the two highest ratings used by Moody's Investors Service, Inc. for short-term notes:
"MIG-1"/"VMIG-1" - This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
"MIG-2"/"VMIG-2" - This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group. Duff & Phelps and Fitch use the short-term ratings describedunder commercial paper Ratings for municipal notes.